As filed with the Securities and Exchange Commission on April 30, 2003
                                                              File No. 333-48140
                                                                       811-08914
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No. 5                                        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       Amendment No. 6                                                       [X]
                        (Check appropriate box or boxes.)

                             ----------------------


                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)

                         PHL Variable Insurance Company
                               (Name of Depositor)

                             ----------------------


               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                             ----------------------
                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------


   It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   |X| on May 1, 2003 pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on____________ pursuant to paragraph (a)(1) of Rule 485

   If appropriate, check the following box:
   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------

================================================================================

                                     PART A

                             PHOENIX INCOME CHOICE(SM)

                        PHL VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY


PROSPECTUS                                                           MAY 1, 2003
     This prospectus describes a single premium immediate fixed and variable annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Account") and the Fixed Income Allocation ("FIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds. The portion of your premium allocated to the FIA will purchase fixed annuity payments.


THE PHOENIX EDGE SERIES FUND
----------------------------
   o   Phoenix-Aberdeen International Series

   o   Phoenix-AIM Mid-Cap Equity Series
   o   Phoenix-Alliance/Bernstein Enhanced Index Series

   o   Phoenix-Alliance/Bernstein Growth + Value Series
   o   Phoenix-Duff & Phelps Real Estate Securities Series
   o   Phoenix-Engemann Capital Growth Series
   o   Phoenix-Engemann Small & Mid-Cap Growth Series
   o   Phoenix-Goodwin Money Market Series
   o   Phoenix-Goodwin Multi-Sector Fixed Income Series
   o   Phoenix-Hollister Value Equity Series
   o   Phoenix-Janus Flexible Income Series
   o   Phoenix-Kayne Large-Cap Core Series
   o   Phoenix-Kayne Small-Cap Quality Value Series
   o   Phoenix-Lazard International Equity Select Series
   o   Phoenix-Lazard Small-Cap Value Series
   o   Phoenix-Lazard U.S. Multi-Cap Series
   o   Phoenix-Lord Abbett Bond-Debenture Series
   o   Phoenix-Lord Abbett Large-Cap Value Series
   o   Phoenix-Lord Abbett Mid-Cap Value Series
   o   Phoenix-MFS Investors Growth Stock Series
   o   Phoenix-MFS Investors Trust Series
   o   Phoenix-MFS Value Series

   o   Phoenix-Northern Dow 30 Series
   o   Phoenix-Northern Nasdaq-100 Index(R) Series

   o   Phoenix-Oakhurst Growth and Income Series
   o   Phoenix-Oakhurst Strategic Allocation Series
   o   Phoenix-Sanford Bernstein Global Value Series
   o   Phoenix-Sanford Bernstein Mid-Cap Value Series
   o   Phoenix-Sanford Bernstein Small-Cap Value Series
   o   Phoenix-Seneca Mid-Cap Growth Series
   o   Phoenix-Seneca Strategic Theme Series
   o   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   o   AIM V.I. Capital Appreciation Fund
   o   AIM V.I. Premier Equity Fund


THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------

   o   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   o   Federated Fund for U.S. Government Securities II

   o   Federated High Income Bond Fund II - Primary Shares


FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   o   VIP Contrafund(R) Portfolio
   o   VIP Growth Opportunities Portfolio
   o   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
   o Mutual Shares Securities Fund

   o Templeton Developing Markets Securities Fund *

   o Templeton Foreign Securities Fund

   o Templeton Global Asset Allocation Fund *

   o Templeton Growth Securities Fund


SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------

   o   Scudder VIT EAFE(R) Equity Index Fund
   o   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   o   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   o   Wanger Foreign Forty
   o   Wanger International Small Cap
   o   Wanger Twenty
   o   Wanger U.S. Smaller Companies


* Not available for new investors


      The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

      It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2003, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:  [envelope]  PHL VARIABLE INSURANCE COMPANY
                                                        Annuity Operations Division
                                                        PO Box 8027
                                                        Boston, MA 02266-8027
                                            [telephone] TEL. 800/541-0171


                                TABLE OF CONTENTS

Heading                                                       Page
------------------------------------------------------------------

SUMMARY OF EXPENSES.....................................         3
CONTRACT SUMMARY........................................         6
FINANCIAL HIGHLIGHTS....................................         7
PERFORMANCE HISTORY.....................................         7
THE IMMEDIATE VARIABLE AND FIXED ANNUITY................         7
PHL VARIABLE AND THE ACCOUNT ...........................         7
INVESTMENTS OF THE ACCOUNT..............................         7
FIA.....................................................         8
PURCHASE OF CONTRACTS...................................         8
    Payment Upon Death Before the Annuity Date..........         8
ADDITIONAL RIDER BENEFITS...............................         9
    Guaranteed Minimum Payment Rider....................         9
OPTIONAL PROGRAMS AND BENEFITS..........................         9
    Transfers...........................................         9
DEDUCTIONS AND CHARGES..................................        10
    Deductions from the Premium.........................        10
    Deductions from the Contract Value..................        10
    Deductions from the Account.........................        10
    Reduced Charges or Credit Additional Amounts........        10
THE ANNUITY PERIOD......................................        10
    Payment Options ....................................        10
    Other Conditions.....................................       11
    Surrender of Contract; Withdrawals...................       12
    Lapse of Contract....................................       12
    Determination of the Commuted Value..................       12
    Payment Upon Death After the Annuity Date............       13
VARIABLE ACCOUNT VALUATION PROCEDURES....................       13
    Valuation Date.......................................       13
    Valuation Period.....................................       13
    Annuity Unit Value...................................       13
    Net Investment Factor................................       13
MISCELLANEOUS PROVISIONS.................................       13
    Assignment...........................................       13
    Deferment of Payment.................................       14
    Free Look Period.....................................       14
    Amendments to Contracts..............................       14
    Substitution of Fund Shares..........................       14
    Ownership of the Contract............................       14
FEDERAL INCOME TAXES.....................................       14
    Introduction.........................................       14
    Income Tax Status....................................       14
    Taxation of Annuities in General--
      Non-Qualified Plans................................       15
    Additional Considerations............................       15
    Diversification Standards ...........................       16
    Individual Retirement Annuity........................       16
SALES OF CONTRACTS.......................................       17
STATE REGULATION.........................................       17
REPORTS..................................................       17
VOTING RIGHTS............................................       18
LEGAL MATTERS............................................       18
SAI......................................................       18
APPENDIX A - INVESTMENT OPTIONS..........................      A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS...................      B-1
APPENDIX C - DEDUCTIONS FOR PREMIUM TAXES................      C-1
APPENDIX D - FINANCIAL HIGHLIGHTS........................      D-1
APPENDIX E - ILLUSTRATIONS OF ANNUITY PAYMENTS
    ASSUMING HYPOTHETICAL RATES OF RETURN................      E-1

SUMMARY OF EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

    Surrender Charge (1) (as a percentage
    of amount surrendered)
       Complete Premium Payment Years 0...............     7%
       Complete Premium Payment Years 1...............     6%
       Complete Premium Payment Years 2...............     5%
       Complete Premium Payment Years 3...............     4%
       Complete Premium Payment Years 4...............     3%
       Complete Premium Payment Years 5...............     2%           This table describes the fees and expenses that you will
       Complete Premium Payment Years 6...............     1%           pay at the time that you purchase the contract, surrender
       Complete Premium Payment Years 7+..............    None          the contract or transfer cash value between the
                                                                        subaccounts. State premium taxes may also be deducted.


    Transfer Charge (2)
       Current .......................................    None
       Maximum........................................    $20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL PAYMENT CHARGE
    Maximum(3)........................................    $24

ANNUAL SEPARATE ACCOUNT EXPENSES (as a                                  These tables describe the fees and expenses that you will
    percentage of average account value)                                pay periodically during the time that you own the contract, not including annual fund fees and expenses.

    Maximum Risk and Administrative Fee...............   1.25%
    Maximum Guaranteed Minimum Payment
       Rider and Administrative Fee(4)................   1.00%
                                                         -----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                        This table shows the minimum and maximum total operating
ANNUAL FUND OPERATING EXPENSES                                          expenses for the year ended 12/31/02, charged by the fund
                                           Minimum      Maximum         companies that you may pay periodically during the time
                                           -------      -------         that you own the contract. More detail concerning the
    Total Annual Fund Operating Expenses                                funds' fees and total and net fund operating expenses can
    (expenses that are deducted from the                                be found after the Expense Examples and are contained in
    fund assets include management fees,                                the fund prospectuses.
    12b-1 fees and other expenses)....       0.32%        5.48%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES
                                                                        This example is intended to help you compare the cost of
    If you surrender your contract at the end of the applicable         investing in the contract with the cost of investing in
    time period, your costs will be:                                    other variable annuity contracts. These costs include
                                                                        contract owner transaction expenses, contract fees,
          1 Year       3 Years       5 Years       10 Years             separate account annual expenses and the maximum fund fees
        -----------------------------------------------------           and expenses that were charged for the year ended 12/31/02.
          $832         $2,275        $3,640         $6,753

    If you do not surrender or annuitize your contract at the end       The examples assume that you invest $10,000 in the
    of the applicable time period, your costs will be:                  contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and
          1 Year       3 Years       5 Years       10 Years             assumes the maximum fees and expenses of any of the funds.
        -----------------------------------------------------           Your actual costs may be higher or lower based on these
           $762        $2,225        $3,610        $6,753               assumptions.
------------------------------------------------------------------------------------------------------------------------------------

(1)A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn if the premium has not been held under the contract for a certain period of time. See "Deductions and Charges--Surrender Charges."
(2)We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year.
(3)The annual payment charge is deducted from each annuity payment in equal amounts up to the maximum $24 per contract year.
(4)The charge for this rider is taken in the form of an additional risk and administrative fee of up to 1.00%.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% (3)               1.64%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% (4)               1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% (4)               1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% (1)               9.33%(7)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%
Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-MFS Value                        (1.59%)       1.00%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%   Phoenix-Sanford Bernstein                (0.34%)       1.30%
                                                                       Small-Cap Value
                                                                     Phoenix-State Street Research            (8.33%)       1.00%
                                                                       Small-Cap Growth

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Annual
                                                                  Rule                                              Fund Expenses
                                                   Investment  12b-1 or      Other                                      After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)        0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      0.25% (1)    0.12%        0.97%            --            -- (9)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%      0.25% (1)    0.17%        1.02%            --            -- (9)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.10%        0.78%            --            -- (9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --            -- (9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --            -- (9)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%         (0.01%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%       0.25%       0.33%        1.83%         (0.00%)        1.83%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%         (0.02%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.62% (3)   0.25%       0.21%        1.08%         (0.02%)        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%         (0.00%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%         (0.27%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%         (0.02%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --            -- (9)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)        1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)        1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


   Series                                                      Reimbursements & Waivers        Net Annual Fund Expenses
   ------                                                      ------------------------        ------------------------
   Federated Fund for U.S. Government Securities II                   (0.25%)                           0.72%
   Federated High Income Bond Fund II - Primary Shares                (0.25%)                           0.77%
   VIP Contrafund(R) Portfolio                                        (0.04%)                           0.74%
   VIP Growth Opportunities Portfolio                                 (0.03%)                           0.77%
   VIP Growth Portfolio                                               (0.06%)                           0.71%
   Technology Portfolio                                               (0.14%)                           1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions described within this prospectus and the provisions of the contract, the contract provisions will prevail.

OVERVIEW

    The contract is designed to provide regular income payments from an annuity contract. It offers a combination of variable and fixed payments. If variable annuity payments are elected, second and subsequent payments will vary based upon the performance of the underlying funds.

INVESTMENT FEATURES

MINIMUM CONTRIBUTION

[diamond] Generally, the minimum premium is $35,000.

ALLOCATION OF PREMIUM AND CONTRACT VALUE


[diamond] You may choose where your premium is allocated to one or more of the subaccounts or to the FIA.

[diamond] Transfers between the subaccounts and to the FIA can be made. No transfers can be made from the FIA to the subaccounts.


[diamond] If all or part of the premium is invested in one or more of the subaccounts, the contract value will vary with the investment performance of the subaccounts and is not guaranteed.

WITHDRAWALS


[diamond] You may make withdrawals under payment options B, D, E and F or fully surrender the contract for its surrender value less any applicable tax under payment options E and F. (Under Annuity Options B, D and E, the surrender value in the commuted value, less any applicable surrender charge. Under Annuity Option F, the surrender value in the contract value, less any applicable surrender charge.) No withdrawals may be made under any other payment options. Please refer to "Deductions and Charges -- Surrender Charges" for a complete description.


[diamond] Withdrawals may be subject to the 10% penalty tax. See
          "Federal Income Taxes -- Penalty Tax on Certain Surrenders and Withdrawals."

DEATH BENEFIT

[diamond] The death benefit is calculated differently under each payment option and the amount varies based on the option selected.

DEDUCTIONS AND CHARGES

FROM THE PREMIUM


[diamond] State Premium Taxes -- currently ranges 0% to 3.5% (varies by state). See "Deductions from the Premium -- Premium Tax" and Appendix C.


[diamond] A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

[diamond] No surrender charges are taken upon the death of the annuitant.

[diamond] A declining surrender charge is assessed on withdrawals based on the date the premium is deposited:

 --------------------------------------------------------------
 Percent               7%  6%   5%  4%   3%  2%   1%  0%
 --------------------------------------------------------------
 Age of Premium in     0    1   2    3   4    5   6   7+
 Complete Years
 --------------------------------------------------------------


[diamond] Payment Charge-- maximum of $24 each year and deducted from each annuity payment in equal amounts.


FROM THE ACCOUNT


[diamond] Risk and administrative fee -- varies based on the election of the Guaranteed Minimum Payment Rider. See "Deductions and Charges -- Risk and Administrative Fee."


OTHER CHARGES OR DEDUCTIONS

    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD

    You have the right to review the contract. If you are not satisfied you may return it within 20 days after you receive it and cancel the contract. You will receive the contract value in cash. However, if applicable state law requires, we will return the premium paid less any withdrawals made during the free look period. See "Free Look Period" for a detailed discussion.

MINIMUM PAYMENT

    If on any valuation date the annuity payment due is less than $20, we may make such settlement as is equitable to the payee.

LAPSE

    If on any valuation date the contract value is zero, the contract will immediately terminate and lapse without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past 10 years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix D. More information is in the SAI and in the annual report. You may obtain a copy of the SAI by calling our Annuity Operations Division at 800/541-0171.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. See the SAI for more information.

THE IMMEDIATE VARIABLE AND FIXED ANNUITY
--------------------------------------------------------------------------------
    The immediate variable and fixed annuity contract is issued by PHL Variable. If variable annuity payments are elected, the amounts held under a contract will be invested in the Account and variable annuity payments will vary in accordance with the investment experience of the investment options selected. It is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. However, amounts may be allocated to the FIA, in which case PHL Variable will guarantee specified fixed annuity payments.


    You control the investment objective of the contract on an ongoing basis by reallocating the contract value among the subaccounts or from the subaccounts to the FIA. Once amounts are allocated to the FIA, those amounts cannot be reallocated to the subaccounts.


PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


    We are an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.


    Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.

    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of PHL Variable.


    Contributions to the FIA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The general account supports all general account insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the FIA, see the "FIA" section of this prospectus.


INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS

[diamond] The Phoenix Edge Series Fund
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund
[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products
[diamond] Franklin Templeton Variable Insurance Products Trust
[diamond] Scudder Investment VIT Funds
[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable immediate accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS

    For a complete list of advisors and subadvisors, please see Appendix A.


SERVICES OF THE ADVISORS


    The advisors or subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Board of Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


FIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate the premium to the FIA. The amount of premium you allocate to the FIA will become part of PHL Variable's general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a 3% rate of return on your allocated amount. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.


    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

MINIMUM PREMIUM


    Generally, we require a minimum premium of $35,000.


    In certain circumstances we may reduce the premium amount we accept for a contract. Factors in determining qualifications for any such reduction include:


(1) the make-up and size of the prospective group;

(2) the amount of compensation to be paid to registered representatives on the premium.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium is received. We reserve the right to change these rules from time to time.

PREMIUM ALLOCATION

    The net premium received under the contract will be allocated in any combination to any subaccount or the FIA in the proportion specified when you purchased the contract.

GENERAL


    Usually, a contract may not be purchased for a proposed annuitant who is 90 years of age or older. A premium payment in excess of $1,000,000 cannot be made without our permission.


PAYMENT UPON DEATH BEFORE THE ANNUITY DATE

    On the death of any owner, annuitant or joint annuitant before the annuity date, the death benefit equals the contract value on the date we receive due proof of death.

DEATH OF OWNER

    If the contract is held by a single owner who dies before the annuity date, we will pay the death benefit to the beneficiary. If the beneficiary has predeceased the owner, the owner's estate will be the beneficiary. If the beneficiary is the spouse of the sole owner, the beneficiary may elect to continue the contract and exercise the rights of the owner.

    If the contract is held by multiple owners and one or more owners die before the annuity date, we will pay the death benefit to the surviving owner(s), if any, who will be deemed to be the beneficiary(ies). If the only owners of the contract are spouses of each other, the surviving spouse may elect to continue the contract.

DISTRIBUTION ON DEATH OF OWNER

    Any beneficiary who is a natural person, may, within one year after we receive due proof of death, elect to receive a payment option. The payment option selected may not extend beyond such beneficiary's life or life expectancy and the payments must begin within one year after death. If a payment option is not elected or the beneficiary is a non-natural person, the entire contract value will be distributed in a lump sum no later than five years after the date of death.

DEATH OF ANNUITANT OR JOINT ANNUITANT

    If the annuitant or joint annuitant die before the annuity date, we will pay the death benefit to the owner(s) who will be deemed to be the beneficiary(ies). If there is no surviving owner(s), we will pay the death benefit to the beneficiary(ies).

Payment will be made as described above in "Distribution on Death of Owner."

ADDITIONAL RIDER BENEFITS
--------------------------------------------------------------------------------
    You may elect additional benefits that are available under your contract. A charge may be deducted from your contract value for each additional rider benefit chosen. More details will be included in the form of a rider to your contract if any of these benefits is chosen. The following benefits are currently available (if approved in your state). Additional riders also may be available as described in your policy.

GUARANTEED MINIMUM PAYMENT RIDER

    This rider is only available if you elect it when you purchase your contract. It guarantees that each annuity payment will never be less than the initial annuity payment as long as no withdrawals are taken. If a withdrawal is taken, then the annuity payment will be reduced proportionately by the withdrawal amount.

    The charge for this rider is taken in the form of an additional risk and administrative fee of up to 1.00%. We reserve the right to limit the subaccounts available when this rider is elected.

OPTIONAL PROGRAMS AND BENEFITS
--------------------------------------------------------------------------------

TRANSFERS


    You may transfer all or a portion of the value of the subaccounts of this contract between and among the subaccounts and from the subaccounts to the FIA. No transfers may be made from the FIA to the subaccounts. Transfers may be made by telephone or written request. We reserve the right to limit the number of transfers you may make each contract year. However, you may make up to at least 12 transfers per contract year among the subaccounts. Once each contract year, you may transfer all or a portion of the value of the subaccounts from the subaccounts to the FIA. Transfers from the subaccounts to the FIA will affect the amount of future fixed annuity payments. The amount of future fixed annuity payments will be determined by the contract value of the FIA on the date of the transfer, the amount transferred to the FIA, and the annuity payment rate in effect on the date of the transfer for the payment option selected when you purchased your contract. Any transfer charge will be deducted from the subaccounts from which the amounts are to be transferred with each such subaccount bearing a pro rata share of the transfer charge. The value of each subaccount will be determined on the valuation date that coincides with the date of transfer.

    You may also request transfers among available subaccounts or from the subaccounts to the FIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers, telephone transfer orders will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Because excessive trading can hurt fund performance and harm all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.

    No surrender charge will be assessed when a transfer is made. Currently, there is no charge for transfers. You are permitted at least one free transfer each month. We reserve the right to impose a transfer charge after the first free transfer made in each month, upon prior written notice to you. In no event, however, will such transfer charge exceed $20 per transaction. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least 12 transfers during each contract year among the subaccounts. Once each contract year, you may transfer all or a portion of the value of the subaccounts from the subaccounts to the FIA. No transfers may be made from the FIA.


    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

DEDUCTIONS FROM THE PREMIUM


PREMIUM TAX

    Whether or not a tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Taxes on the premium currently range from 0% to 3.5%. We will pay any tax due upon the receipt of the premium. For a list of states and premium taxes, see Appendix C.


DEDUCTIONS FROM THE CONTRACT VALUE

SURRENDER CHARGES

    A deduction for surrender charges for this contract may be taken from proceeds of withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your premium is held under the contract for a certain period of time. No surrender charge will be taken from death proceeds. The deduction for surrender charges is as follows:

---------------------------------------------------------------
 Percent               7%  6%   5%  4%   3%  2%   1%  0%
---------------------------------------------------------------
 Age of Premium in     0    1   2    3   4    5   6   7+
 Complete Years
---------------------------------------------------------------

    The applicable level of surrender charge cannot be changed with respect to any outstanding contracts. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the general account.


PAYMENT CHARGE

    We deduct a payment charge from each annuity payment. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.


    The maximum payment charge under a contract is $24 each year. It is deducted from each annuity payment in equal amounts. If you fully surrender your contract, the full payment charge, if applicable, will be deducted at the time of withdrawal.


DEDUCTIONS FROM THE ACCOUNT

RISK AND ADMINISTRATIVE FEE

    We make a daily deduction from each subaccount for the risk and administrative fee. The fee is based on an annual rate of up to 1.25% for the base contract plus up to 1.00% for the Guaranteed Minimum Payment Rider if elected. It is taken against the daily net assets of the subaccounts. Although you bear the investment risk of the series in which you invest, we assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.


    No risk and administrative fee is deducted from the FIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.


REDUCED CHARGES OR CREDIT ADDITIONAL AMOUNTS

    We may reduce or eliminate the risk and administrative fee, the surrender or payment charge or credit additional amounts when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of the premium;

(3) whether there is a pre-existing relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements;

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

(5) the amount of compensation to be paid to registered representatives on the premium.

    Any reduction or elimination of charges will not be unfairly discriminatory against any person. We will make any such adjustment according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES

    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning on the annuity date and during which payments to you are made.

PAYMENT OPTIONS


    When you purchase the contract, you must choose among the available payment options subject to state insurance department approval. The options allow you to choose:


[diamond] Payments Options A, B, C, D, E, F, and G. Variable annuity payments attributed to premium allocated to the subaccounts depend on subaccount investment performance. Any payments attributed to premium allocated to the FIA will provide fixed annuity payments while either the annuitant or joint annuitant is living. The minimum payment due must be at least $20.

    The annuity payments begin on the annuity date. The level of annuity payments will depend on the option selected and such factors as the age of the annuitant, the form of annuity, annuity payment rates, and the frequency of payments. The contract and the SAI provide additional information on the methods used for calculating annuity payments.

    The assumed interest rate for the variable annuity payments is 3.0%, 5.0% or 6.0% on an annual basis (subject to state availability). The assumed rate is selected when you purchase the contract. It is used to calculate the first variable annuity payment and is the smallest net rate of investment return required to ensure that the dollar amount of variable annuity payments does not decrease. The amount of subsequent variable annuity payments will depend on the relationship between the assumed interest rate and the actual investment performance of each subaccount. Although choosing a higher assumed interest rate will generate a higher first variable annuity payment than choosing a lower assumed interest rate, a contract with a higher assumed interest rate must earn a higher net rate of investment return than a contract with a lower assumed interest rate to ensure that the dollar amount of subsequent variable annuity payments does not decrease. The contract will not be issued with variable annuity payments if you do not select an assumed interest rate.

    We make daily deductions from contract values held in subaccounts for the risk and administrative fee. These charges affect all variable annuity payments.

    The following descriptions should allow you to compare the basic differences of the currently available payment options.

OPTION A--SINGLE LIFE ANNUITY

    Provides annuity payments based on the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OPTION B--SINGLE LIFE ANNUITY WITH PERIOD CERTAIN


    Provides annuity payments based on the life of the annuitant. In the event of the death of the annuitant, the annuity payments are made to the annuitant's beneficiary until the end of the 10-, 15- or 20-year period selected.


OPTION C--JOINT SURVIVOR LIFE ANNUITY


    Provides annuity payments while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor at a level of 100% or 50% of the original level elected when you purchased your contract. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached age 40, as defined in the contract.


OPTION D--JOINT SURVIVOR LIFE ANNUITY WITH PERIOD CERTAIN


    Provides annuity payments while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of the 10-, 15- or 20-year period certain at a level of 100% or 50% of the original level elected when you purchased your contract. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached age 40, as defined in the contract.


OPTION E--ANNUITY FOR SPECIFIED PERIOD

    Provides annuity payments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30, but may not be greater than 100 minus the age of the annuitant. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary.


OPTION F--LIFE EXPECTANCY ANNUITY

    Provides annuity payments over the annuitant's annually recalculated life expectancy. We determine each annual distribution by dividing the contract value by the annuitant's annually recalculated life expectancy. You can make withdrawals in addition to the annual distributions, but should realize that they will reduce the contract value and thereby lower the amount of future annual distributions. Upon the annuitant's death, we will pay any remaining contract value in a lump sum.

    For contracts issued prior to July 24, 2001 or in states where the associated contract amendment has not been approved, this option is only available if 100% of the Single Premium is allocated to the Fixed Income Allocation.


OPTION G--UNIT REFUND LIFE ANNUITY


    Provides annuity payments until the annuitant's death at which time the beneficiary is provided with a refund. The refund will be equal to the value of the remaining annuity units plus the net amount applied to FIA less any fixed payments made prior to the annuitant's death.


OTHER OPTIONS AND RATES

    We may offer other payment options at the time of application. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current annuity payment rates shall be used in determining the amount of any annuity payments under the payment options above.

OTHER CONDITIONS


    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy
Distributions ("LEDs"). An LED program is available to IRA participants. Any payment options elected under regular or SIMPLE IRA contracts must also meet federal income tax distribution requirements.
Requests to elect this program must be made in writing.


    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least seven years and are in excess of the minimum distribution will be subject to any applicable surrender charge.


    If an annuity payment under a payment option would be less than $20, we may make such settlement as is equitable to the payee, including making a single sum payment equal to the contract value on the date the payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.


SURRENDER OF CONTRACT; WITHDRAWALS


    If the annuitant is living, withdrawals may be made from amounts held under payment options B, D, E or F. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn including withdrawals of commuted amounts. See "Federal Income Taxes." The appropriate number of annuity units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division a written notice in a form satisfactory to us. Annuity units redeemed in a withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise.


    Under payment options B or D, you may withdraw, less any applicable surrender charge, amounts equal to the commuted value of the payments that would have been made during the certain period you chose under the payment option.


    If you withdraw the entire commuted value of the annuity payments we would have made during the certain period, we will not make any annuity payments during the years remaining in the certain period. If you withdraw only a portion of the commuted value of the annuity payments we would have made during the certain period, we will reduce the remaining annuity payments during the years remaining in the certain period. The remaining annuity payments are reduced by the same percentage as the percentage of the commuted value surrendered. Variable annuity payments will be commuted at the assumed interest rate. We will calculate the commuted value of fixed annuity payments using the underlying interest rate for contracts issued prior to July 24, 2001 or in states where the associated contract amendment has not been approved. We will calculate the commuted value of fixed annuity payments using the adjusted commutation rate as described in "Determination of Commuted Value" for contracts issued after July 24, 2001 in states where the associated contract amendment has been approved.


    Annuity payments that are to be made after the certain period is over will not change.


    Under payment option E, you may withdraw, less any applicable surrender charge, all or part of the commuted value of the payments that would have been made during the certain period you chose under the payment option. Withdrawals under payment option E will affect the amount of future annuity payments.

    Under payment option F, you may withdraw, less any applicable surrender charge, all or part of the contract value. Withdrawals under payment option F will reduce the contract value and will affect the amount of future annuity payments.

    The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and withdrawals. See "Federal Income Taxes." A deduction for surrender charges may be imposed on withdrawals or complete surrender of a contract. See "Surrender Charges." Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.


LAPSE OF CONTRACT


    The contract will terminate and lapse without value, if on any valuation date the contract value is zero. PHL Variable will notify you in writing that the contract has lapsed.

DETERMINATION OF THE COMMUTED VALUE

    This section applies only to contracts issued after July 24, 2001 in states where the associated contract amendment has been approved.

    The total commuted value under this contract equals the present value of the remaining certain period annuity payments. The present value of the remaining certain period annuity payments is calculated using the assumed interest rate for variable annuity payments and the adjusted commutation rate for fixed annuity payments. We will provide you with a demonstration of the commuted value calculation upon your request.

    We determine the adjusted commutation rate by subtracting the rate at issue
(RI) from the underlying interest rate and adding the rate at commutation (RC). We determine the underlying interest rate for each amount allocated to the FIA at the time of allocation. We will furnish the underlying interest rate upon request. We determine RI and RC as described below.

    RI is determined as follows:

[diamond] RI is the interest rate swap yield for the issue duration as of the later of the contract date or the certain period change date.

[diamond] The issue duration is equal to 70% of the sum of 1 plus the number of whole years from the later of the contract date or the certain period change date until the final payment date. Any resulting fraction will be rounded up to the next whole number.

[diamond] The interest rate swap yields are published in the daily H.15 updates by the Federal Reserve Statistical Releases http://www.federalreserve.gov/releases/H15/update/. If an interest rate swap yield is not available for the issue duration, we will use an interpolated interest rate swap yield based on the published rates for durations immediately greater and less than that of the issue duration.

    RC is determined as follows:

[diamond] RC is the interest rate swap yield for the commutation duration as of the commutation date.

[diamond] The commutation duration is equal to 70% of the sum of 1 plus the number of whole years from the commutation date until the final payment date. Any resulting fraction will be rounded up to the next whole number.

[diamond] The interest rate swap yields are published in the daily H.15 updates by the Federal Reserve Statistical Releases http://www.federalreserve.gov/releases/H15/update/. If an interest rate swap yield is not available for the commutation duration, we will use an interpolated interest rate swap yield based on the published rates for durations immediately greater and less than that of the commutation duration.


PAYMENT UPON DEATH AFTER THE ANNUITY DATE

    If an owner dies after the annuity date and there is no surviving owner, any remaining payments will be paid to the beneficiary under the payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.


    If the annuitant and joint annuitant, if any, dies and is survived by any owner, any remaining certain period annuity payments will be paid to such owner(s). If no owner survives, any remaining certain period annuity payments will be paid to the beneficiary. Payments will continue under the payment option in effect at the date of death and may not be deferred or otherwise extended. Alternatively, the surviving owner(s), or beneficiary if no owner survives, may elect to take the commuted value of any remaining certain period annuity payments in a lump sum.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE

    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. eastern time).

VALUATION PERIOD

    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.



ANNUITY UNIT VALUE

    The value of one annuity unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one annuity unit on any subsequent valuation date is determined by multiplying the immediately preceding annuity unit value by the applicable net investment factor for the valuation period ending on such valuation date divided by 1.000 plus the rate of interest for the number of days in the valuation period based on the assumed interest rate.

NET INVESTMENT FACTOR


    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for risk and administrative fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT


    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a withdrawal of a contract. See "Surrenders of Contracts; Withdrawals."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT


    Payment of the contract value in a single sum upon a withdrawal or complete surrender of a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone the processing of any such transactions at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over the Account by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.


FREE LOOK PERIOD

    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 20 days and receive, in cash, the adjusted value of your premium. You may receive more or less than your premium depending on investment experience of the Phoenix-Goodwin Money Market Subaccount during the free look period. If applicable state law requires, we will return the full amount of the premium we received. (A longer free look period may be required by your state.)

    Your premium will temporarily be applied to the Phoenix-Goodwin Money Market Subaccount. On the annuity date, the then value of this contract's share in the Phoenix-Goodwin Money Market Subaccount will automatically be reallocated to the various subaccounts and the FIA in accordance with your instructions for the allocation of premium provided when you purchased the contract.

AMENDMENTS TO CONTRACTS

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES

    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT

    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified tax advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans under the provisions of the Internal Revenue Code of 1986, (the "Code"). The contracts may be used to establish regular, SIMPLE and Roth IRAs. The contracts will not be issued in connection with other tax-qualified plans such as employer-sponsored or tax-sheltered annuity plans. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as income tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other income tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the income tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS


    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain regular IRAs and all SIMPLE IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS


    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to 10 percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) allocable to investment in the contract before August 14, 1982; (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.


    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the U.S. Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to IRAs. See "Penalty Tax on Surrenders and Withdrawals from IRAs."


ADDITIONAL CONSIDERATIONS

TRANSFER OF ANNUITY CONTRACTS

    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS


    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan, and if the annuity contract is an immediate annuity.


SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code
Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS


    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:


[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.


    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined to retroactively be the owner of the assets of the Account.


    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS

    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. The IRAs (described below) are defined as "pension plan contracts" for these purposes. Notwithstanding the exception of IRA contracts from application of the diversification rules, all investments of the PHL Variable IRA contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as IRA contracts.

INDIVIDUAL RETIREMENT ANNUITY

    The contract may be used with several types of IRAs. The tax rules applicable to IRAs vary according to the type of IRAs. No attempt is made here to provide more than general information about the use of the contracts with the various types of IRAs.


    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain IRAs which are considered sponsored by an employer for its employees will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.


IRAS

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
FROM IRAS


    Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of certain early distribution from IRAs qualified under Code. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE

IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible IRA or qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the contract owner has been reemployed for at least 60 days and (f) distributions for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner.


    Roth IRAs are subject to the early distribution penalties described above. In addition, Roth IRAs, which contain amounts converted from regular or SIMPLE IRAs, are subject to a 10% penalty if made prior to the expiration of the five-year holding period beginning with the year of the conversion.

    Generally, distributions from regular and SIMPLE IRAs must commence no later than April 1 of the calendar year following the year in which the contract owner attains age 70 1/2. The required distribution rules do not apply to Roth IRAs provided Roth IRA rules regarding age and holding periods have been met. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE

    The above description of federal income tax consequences of the different types of IRAs which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of an IRA and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the IRA.

SALES OF CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell PHL Variable insurance policies as well as policies, annuity contracts and funds of companies affiliated with PHL Variable. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL Variable. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the Policies. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies, Inc. and is an affiliate of PHL Variable.


    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.


    State regulation of PHL Variable includes certain limitations on the investments that may be made for its general account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholder' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount, for which no timely instructions from owners are received, in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.


LEGAL MATTERS
--------------------------------------------------------------------------------

    Matthew A. Swendiman, Counsel, Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.


SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI follows:

[diamond] Underwriter
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------

                                                                                Investment Type

                                              --------------------------------------------------------------------------------------

                                                           Domestic   Domestic   Domestic    Growth          International    Money
             Series                                 Bond    Blend      Growth     Value     & Income   Index    Growth        Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                  |X|
Phoenix-AIM Mid-Cap Equity                                   |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                               |X|
Phoenix-Alliance/Bernstein Growth + Value                               |X|        |X|
Phoenix-Duff & Phelps Real Estate Securities                                                  |X|
Phoenix-Engemann Capital Growth                                         |X|
Phoenix-Engemann Small & Mid-Cap Growth                                 |X|
Phoenix-Goodwin Money Market                                                                                                   |X|
Phoenix-Goodwin Multi-Sector Fixed Income           |X|
Phoenix-Hollister Value Equity                                                     |X|
Phoenix-Janus Flexible Income                       |X|
Phoenix-Kayne Large-Cap Core                                 |X|
Phoenix-Kayne Small-Cap Quality Value                                              |X|
Phoenix-Lazard International Equity Select                                                                      |X|
Phoenix-Lazard Small-Cap Value                                                     |X|
Phoenix-Lazard U.S. Multi-Cap                                                      |X|
Phoenix-Lord Abbett Bond-Debenture                  |X|
Phoenix-Lord Abbett Large-Cap Value                                                |X|
Phoenix-Lord Abbett Mid-Cap Value                                                  |X|
Phoenix-MFS Investors Growth Stock                                      |X|
Phoenix-MFS Investors Trust                                                                   |X|
Phoenix-MFS Value                                                                  |X|
Phoenix-Northern Dow 30                                                                                 |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                    |X|

Phoenix-Oakhurst Growth and Income                                                            |X|

Phoenix-Oakhurst Strategic Allocation                                                         |X|
Phoenix-Sanford Bernstein Global Value                                                                          |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                            |X|
Phoenix-Sanford Bernstein Small-Cap Value                                          |X|
Phoenix-Seneca Mid-Cap Growth                                           |X|
Phoenix-Seneca Strategic Theme                                          |X|
Phoenix-State Street Research Small-Cap Growth                          |X|
AIM V.I. Capital Appreciation Fund                                      |X|
AIM V.I. Premier Equity Fund                                 |X|
Alger American Leveraged AllCap Portfolio                               |X|
Federated Fund for U.S. Government Securities II    |X|
Federated High Income Bond Fund II                  |X|
VIP Contrafund(R) Portfolio                                             |X|
VIP Growth Opportunities Portfolio                                      |X|
VIP Growth Portfolio                                                    |X|
Mutual Shares Securities Fund                                                                 |X|
Templeton Developing Markets Securities Fund                                                                    |X|
Templeton Foreign Securities Fund                                                                               |X|
Templeton Global Asset Allocation Fund                                                                          |X|
Templeton Growth Securities Fund                                                                                |X|
Scudder VIT EAFE(R) Equity Index Fund                                                                   |X|
Scudder VIT Equity 500 Index Fund                                                                       |X|
Technology Portfolio                                                    |X|
Wanger Foreign Forty                                                                                            |X|
Wanger International Small Cap                                                                                  |X|
Wanger Twenty                                                           |X|
Wanger U.S. Smaller Companies                                           |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                                ------------------------------------------------------------------------------------
                 Series

                                                                           Duff &
                                                    Phoenix    Phoenix     Phelps                 Fred        Deutsche     Federated
                                                   Investment  Variable  Investment    AIM        Alger        Asset      Investment
                                                    Counsel,   Advisors, Management  Advisors,  Management,  Management,  Management
                                                      Inc.       Inc.        Co.       Inc.        Inc.         Inc.       Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       |X|
Phoenix-AIM Mid-Cap Equity                                       |X|
Phoenix-Alliance/Bernstein Enhanced Index                        |X|
Phoenix-Alliance/Bernstein Growth + Value                        |X|
Phoenix-Duff & Phelps Real Estate Securities                                |X|
Phoenix-Engemann Capital Growth                      |X|

Phoenix-Engemann Small & Mid-Cap Growth              |X|

Phoenix-Goodwin Money Market                         |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|
Phoenix-Hollister Value Equity                       |X|
Phoenix-Janus Flexible Income                                    |X|
Phoenix-Kayne Large-Cap Core                         |X|
Phoenix-Kayne Small-Cap Quality Value                |X|
Phoenix-Lazard International Equity Select                       |X|
Phoenix-Lazard Small-Cap Value                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                    |X|
Phoenix-Lord Abbett Bond-Debenture                               |X|
Phoenix-Lord Abbett Large-Cap Value                              |X|
Phoenix-Lord Abbett Mid-Cap Value                                |X|
Phoenix-MFS Investors Growth Stock                               |X|
Phoenix-MFS Investors Trust                                      |X|
Phoenix-MFS Value                                                |X|
Phoenix-Northern Dow 30                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                             |X|

Phoenix-Oakhurst Growth and Income                   |X|

Phoenix-Oakhurst Strategic Allocation                |X|
Phoenix-Sanford Bernstein Global Value                           |X|
Phoenix-Sanford Bernstein Mid-Cap Value                          |X|
Phoenix-Sanford Bernstein Small-Cap Value                        |X|
Phoenix-Seneca Mid-Cap Growth                        |X|
Phoenix-Seneca Strategic Theme                       |X|
Phoenix-State Street Research Small-Cap Growth                   |X|
AIM V.I. Capital Appreciation Fund                                                     |X|
AIM V.I. Premier Equity Fund                                                           |X|
Alger American Leveraged AllCap Portfolio                                                          |X|
Federated Fund for U.S. Government Securities II                                                                             |X|
Federated High Income Bond Fund II                                                                                           |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                           |X|
Scudder VIT Equity 500 Index Fund                                                                               |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                                ------------------------------------------------------------------------------------
                                                    Fidelity              Morgan
                                                   Management  Franklin   Stanley    Templeton  Templeton     Templeton   Wanger
                                                      and       Mutual   Investment   Asset      Global      Investment    Asset
                                                    Research   Advisers, Management  Management, Advisors     Counsel,   Management,
               Series                               Company      LLC        Inc.       Ltd.      Limited        Inc.        L.P.
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund

Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                          |X|
VIP Growth Opportunities Portfolio                   |X|
VIP Growth Portfolio                                 |X|
Mutual Shares Securities Fund                                    |X|
Templeton Developing Markets Securities Fund                                           |X|
Templeton Foreign Securities Fund                                                                               |X|
Templeton Global Asset Allocation Fund                                                                          |X|
Templeton Growth Securities Fund                                                                   |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                        |X|
Wanger Foreign Forty                                                                                                        |X|
Wanger International Small Cap                                                                                              |X|
Wanger Twenty                                                                                                               |X|
Wanger U.S. Smaller Companies                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                    Kayne
                                                                                                   Anderson
                                                Aberdeen       AIM       Alliance       Janus      Rudnick       Lazard      Lord,
                                                  Fund        Capital     Capital      Capital    Investment     Asset      Abbett
                                                 Managers,  Management,  Management,  Management  Management,  Management   & Co.
                Series                             Inc.        Inc.         L.P.         LLC         LLC          LLC        LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
Phoenix-AIM Mid-Cap Equity                                     |X|
Phoenix-Alliance/Bernstein Enhanced Index                                   |X|
Phoenix-Alliance/Bernstein Growth + Value                                   |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                            |X|
Phoenix-Kayne Large-Cap Core                                                                         |X|
Phoenix-Kayne Small-Cap Quality Value                                                                |X|
Phoenix-Lazard International Equity Select                                                                        |X|
Phoenix-Lazard Small-Cap Value                                                                                    |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                     |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                           |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                          |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                            |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                      |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                     |X|
Phoenix-Sanford Bernstein Small-Cap Value                                   |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                      State
                                                              Northern      Roger       Seneca        Street
                                                   MFS         Trust      Engemann &    Capital     Research &
                                                Investment  Investments,  Associates,  Management,  Management
                Series                          Management     Inc.         Inc.         LLC         Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                             |X|
Phoenix-Engemann Small & Mid-Cap Growth                                     |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock                 |X|
Phoenix-MFS Investors Trust                        |X|
Phoenix-MFS Value                                  |X|
Phoenix-Northern Dow 30                                        |X|
Phoenix-Northern Nasdaq-100 Index(R)                           |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                            |X|
Phoenix-Seneca Strategic Theme                                                           |X|
Phoenix-State Street Research Small-Cap Growth                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS

--------------------------------------------------------------------------------

   The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: PHL Variable Accumulation Account.



ANNUITANT: The primary person whose life is used as the measuring life under the contract. Also, see Joint Annuitant.

ANNUITY DATE: The date we calculate and make the first annuity payment.

ANNUITY PAYMENT: The amount we pay on each payment calculation date. It is the sum of the fixed annuity payment and the variable annuity payment.

ANNUITY UNIT: A standard of measurement used in determining the amount of each variable annuity payment.

ASSUMED INTEREST RATE: The rate used to determine the variable annuity payment.


CERTAIN PERIOD CHANGE DATE: The date of the most recent change, if any, of the certain period.

COMMUTATION DATE: The date on which the commuted value is calculated.

COMMUTED VALUE (contracts issued prior to July 24, 2001 or in states where the associated contract amendment has not been approved): The present value of any remaining certain period annuity payments. This amount is calculated using the assumed interest rate for variable annuity payments or the underlying interest rate for fixed annuity payments.

COMMUTED VALUE (contracts issued after July 24, 2001 in states where the associated contract amendment has been approved): The present value of any remaining certain period annuity payments. This amount is calculated using the assumed interest rate for variable annuity payments or the adjusted commutation rate for fixed annuity payments.


CONTRACT: The single premium immediate fixed and variable annuity contract described in this prospectus.


CONTRACT DATE: The date that the initial premium is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): The person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: The total value of the subaccounts and the FIA on any valuation date.

FIA: The Fixed Income Allocation is an account within our general account.

FINAL PAYMENT DATE: The date on which the last certain period annuity payment is scheduled.


FIXED ANNUITY PAYMENT: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.


JOINT ANNUITANT: A person other than the annuitant on whose life annuity payments may also be based.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of the series' outstanding shares.


NET PREMIUM: The premium less any applicable tax.

PAYEE: The person you designate to receive annuity payments.


PAYMENT CALCULATION DATE: The date we calculate annuity payments. The first payment calculation date is the annuity date. After the first payment calculation date, we will calculate payments on the same date each month. We use the previous valuation date if such date is not a valuation date.


PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as a single life annuity. See "Payment Options."

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of annuitant.

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

PREMIUM: The amount you pay when you purchase a contract. Generally, we require a minimum premium of $35,000.

SERIES: A separate investment portfolio of a fund.

SURRENDER VALUE: The commuted value less any applicable surrender charge.


UNDERLYING INTEREST RATE: The interest rate used to calculate fixed annuity payments.


VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE ANNUITY PAYMENT: An annuity providing payments that vary in amount, according to the investment experience of the selected subaccounts.



APPENDIX C - DEDUCTIONS FOR PREMIUM TAXES QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------

                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25 *

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%

NOTE: The above premium tax deduction rates are as of January 1, 2003. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

         * South Dakota law provides a lower rate of .8% that applies to premiums received in excess of $500,000. This provision is scheduled to expire on July 1, 2003 but may be extended.

APPENDIX D - FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

     The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  PHL Variable Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
--------------------------------------------------------------------- --------------------- --------------------- ------------------
PHOENIX-ABERDEEN INTERNATIONAL
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.831                $1.540                 56
         From 7/23/01* to 12/31/01                                           $2.000                $1.831                 51

PHOENIX-AIM MID-CAP EQUITY
===================================================================== ===================== ===================== ==================
         From 4/22/02* to 12/31/02                                           $2.000                $1.871                  6

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX (FORMERLY, PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX)
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.892                $1.426                 109
         From 7/27/01* to 12/31/01                                           $2.000                $1.892                  82

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX WITH GUARANTEED MINIMUM PAYMENT RIDER (FORMERLY, PHOENIX-J.P. MORGAN RESEARCH ENHANCED
INDEX)
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.882                $1.404                6,876
         From 6/25/01* to 12/31/01                                           $2.000                $1.882                1,983

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
===================================================================== ===================== ===================== ==================
         From 2/22/02* to 12/31/02                                           $2.000                $1.581                  2

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $2.062                $2.283                 65
         From 8/24/01* to 12/31/01                                           $2.000                $2.062                 62

PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.740                $1.292                 64
         From 6/26/01* to 12/31/01                                           $2.000                $1.740                 51

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.774                $1.247                  9
         From 8/17/01* to 12/31/01                                           $2.000                $1.774                  8

PHOENIX-GOODWIN MONEY MARKET
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $2.022                $2.025                1,298
         From 5/10/01* to 12/31/01                                           $2.000                $2.022                 829

PHOENIX-GOODWIN MONEY MARKET WITH GUARANTEED MINIMUM PAYMENT RIDER
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $2.007                $1.990                1,365
         From 5/29/01* to 12/31/01                                           $2.000                $2.007                 634

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $2.044                $2.221                 108
         From 6/22/01* to 12/31/01                                           $2.000                $2.044                  88

PHOENIX-HOLLISTER VALUE EQUITY
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.804                $1.391                 194
         From 6/25/01* to 12/31/01                                           $2.000                $1.804                 166

* Date subaccount began operations.


                                      D-1

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
--------------------------------------------------------------------- --------------------- --------------------- ------------------
PHOENIX-JANUS FLEXIBLE INCOME
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $2.062                $2.252                 125
         From 7/19/01* to 12/31/01                                           $2.000                $2.062                  96


PHOENIX-KAYNE LARGE-CAP CORE
===================================================================== ===================== ===================== ==================


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
===================================================================== ===================== ===================== ==================


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
===================================================================== ===================== ===================== ==================


PHOENIX-LAZARD SMALL-CAP VALUE
===================================================================== ===================== ===================== ==================


PHOENIX-LAZARD U.S. MULTI-CAP
===================================================================== ===================== ===================== ==================


PHOENIX-LORD ABBETT BOND-DEBENTURE
===================================================================== ===================== ===================== ==================


PHOENIX-LORD ABBETT LARGE-CAP VALUE
===================================================================== ===================== ===================== ==================


PHOENIX-LORD ABBETT MID-CAP VALUE
===================================================================== ===================== ===================== ==================


PHOENIX-MFS INVESTORS GROWTH STOCK (FORMERLY, PHOENIX-JANUS GROWTH)
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.753                $1.232                 168
         From 8/3/01* to 12/31/01                                            $2.000                $1.753                 54

PHOENIX-MFS INVESTORS TRUST
===================================================================== ===================== ===================== ==================
         From 2/22/02* to 12/31/02                                           $2.000                $1.627                  2

PHOENIX-MFS VALUE
===================================================================== ===================== ===================== ==================
         From 2/22/02* to 12/31/02                                           $2.000                $1.795                  2

PHOENIX-NORTHERN DOW 30 (FORMERLY, PHOENIX-DEUTSCHE DOW 30)
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.882                $1.570                 137
         From 6/12/01* to 12/31/01                                           $2.000                $1.882                  9

PHOENIX-NORTHERN NASDAQ-100 INDEX(R) (FORMERLY, PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R))
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.872                $1.154                 92
         From 7/19/01* to 12/31/01                                           $2.000                $1.872                  1



* Date subaccount began operations.

                                      D-2


                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
--------------------------------------------------------------------- --------------------- --------------------- ------------------
PHOENIX-OAKHURST GROWTH AND INCOME
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.901                $1.455                  42
         From 7/23/01* to 12/31/01                                           $2.000                $1.901                  34

PHOENIX-OAKHURST STRATEGIC ALLOCATION
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $2.009                $1.754                 162
         From 6/25/01* to 12/31/01                                           $2.000                $2.009                 121

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
===================================================================== ===================== ===================== ==================
         From 1/08/02* to 12/31/02                                           $2.000                $1.619                  4

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $2.240                $2.023                  96
         From 9/5/01* to 12/31/01                                            $2.000                $2.240                  97

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $2.115                $1.911                  23
         From 9/5/01* to 12/31/01                                            $2.000                $2.115                  19

PHOENIX-SENECA MID-CAP GROWTH
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.686                $1.124                  56
         From 6/25/01* to 12/31/01                                           $2.000                $1.686                  50

PHOENIX-SENECA STRATEGIC THEME
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.648                $1.058                  20
         From 6/22/01* to 12/31/01                                           $2.000                $1.648                  20

PHOENIX-STATE STREET RESEARCH MID-CAP GROWTH
===================================================================== ===================== ===================== ==================

AIM V.I. CAPITAL APPRECIATION FUND
===================================================================== ===================== ===================== ==================
         From 5/30/02* to 12/31/02                                           $2.000                $1.382                  5

AIM V.I. PREMIER EQUITY FUND
===================================================================== ===================== ===================== ==================
         From 4/22/02* to 12/31/02                                           $2.000                $1.293                  17

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.873                $1.222                  95
         From 6/25/01* to 12/31/01                                           $2.000                $1.873                 106

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
==================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $2.059                $2.217                 447
         From 6/22/01* to 12/31/01                                           $2.000                $2.059                 209

FEDERATED HIGH INCOME BOND FUND II
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.976                $1.979                  13
         From 7/19/01* to 12/31/01                                           $2.000                $1.976                  5

VIP CONTRAFUND(R) PORTFOLIO
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.932                $1.728                  51
         From 9/25/00* to 12/31/01                                           $2.000                $1.932                  2

VIP GROWTH OPPORTUNITIES PORTFOLIO
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.890                $1.457                  18
         From 7/23/00* to 12/31/01                                           $2.000                $1.890                  6


* Date subaccount began operations.



                                      D-3

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
--------------------------------------------------------------------- --------------------- --------------------- ------------------
VIP GROWTH PORTFOLIO
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.842                $1.270                  17
         From 9/24/00* to 12/31/01                                           $2.000                $1.842                  17

MUTUAL SHARES SECURITIES FUND
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.952                $1.700                  29
         From 7/19/01* to 12/31/01                                           $2.000                $1.952                  7

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.858                $1.832                  4
         From 8/17/01* to 12/31/01                                           $2.000                $1.858                  4

TEMPLETON FOREIGN SECURITIES FUND
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.829                $1.471                  27
         From 8/17/01* to 12/31/01                                           $2.000                $1.829                  6

TEMPLETON GLOBAL ASSET ALLOCATION FUND
===================================================================== ===================== ===================== ==================

TEMPLETON GROWTH SECURITIES FUND
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.970                $1.586                  47
         From 8/13/01* to 12/31/01                                           $2.000                $1.970                  19

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.779                $1.377                  36
         From 7/19/01* to 12/31/01                                           $2.000                $1.779                  5

SCUDDER VIT EQUITY 500 INDEX FUND
===================================================================== ===================== ===================== ==================

TECHNOLOGY PORTFOLIO
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.787                $0.901                  1
         From 7/19/01* to 12/31/01                                           $2.000                $1.787                  1

WANGER FOREIGN FORTY
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.722                $1.440                  2
         From 7/19/01* to 12/31/01                                           $2.000                $1.722                  3

WANGER INTERNATIONAL SMALL CAP
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $1.700                $1.446                 26
         From 8/10/01* to 12/31/01                                           $2.000                $1.700                 19

WANGER TWENTY
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $2.161                $1.971                 43
         From 8/24/01* to 12/31/01                                           $2.000                $2.161                 53

WANGER U.S. SMALLER COMPANIES
===================================================================== ===================== ===================== ==================
         From 1/1/02 to 12/31/02                                             $2.021                $1.660                 81
         From 7/19/01* to 12/31/01                                           $2.000                $2.021                 55




* Date subaccount began operations.

APPENDIX E - ILLUSTRATIONS OF ANNUITY PAYMENTS ASSUMING HYPOTHETICAL RATES OF RETURN

--------------------------------------------------------------------------------
    The following illustrations have been prepared to show how investment performance affects variable annuity payments over time. The monthly annuity payments reflect three different assumptions for a constant investment return before all expenses: 0%, 6%, and 12%. These are hypothetical rates of return and we do not guarantee that the contract would earn these returns for any one year or sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

    The monthly annuity payments may be more or less than shown if the actual returns of the subaccounts are different than those illustrated. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity payments will also fluctuate. The total amount of annuity payments ultimately received will depend on cumulative investments returns and how long the annuitant lives and the payment option chosen.

    The assumed interest rate will also affect the amount of variable annuity payments. Payments will increase from one payment calculation date to the next if the net investment factor is greater than the assumed interest rate, and will decrease if the net investment factor is less than the assumed interest rate.

    Each of the following illustrations have a different assumed interest rate. The assumed interest rates of 3%, 5% and 6% are highlighted on each illustration page.


    The monthly annuity payments reflect the deduction of all fees and expenses. Actual fund fees and expenses will vary from year to year and may be higher or lower than the assumed rate. The illustrations assume that each fund will incur expenses at an average annual rate of .95% of the average daily net assets. This is a weighted average of the fund expenses shown in the annual fund expense table on pages 4 and 5. While the expense reimbursement arrangements described on pages 4 and 5 are expected to continue at least through 2001, discontinuing one or more of such arrangements will increase the expenses of the fund. Increased fund expenses will reduce performance and reduce monthly payments. The risk and administrative fee is calculated in aggregate, at an annual rate of 1.25% of the average daily net assets of the subaccounts. After taking these fees and expenses into account, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates of -2.18%, 3.75% and 9.67%, respectively. For the purpose of the illustrations, the $24 annual payment charge is taken as a $2 deduction from each variable annuity payment.

------------------------------------------------------------------------------------------------------------------
                                                       PHOENIX INCOME CHOICE


                                INITIAL ANNUITY DATE:   JANUARY 1, 2003
             INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:   $1,000

                                      PAYMENT OPTION:   20 YEAR SPECIFIED PERIOD

                         FREQUENCY OF ANNUITY INCOME:   ANNUALLY
                               ASSUMED INTEREST RATE:   3.0%

                                 AVERAGE EXPENSE FEE:   0.95%
                         RISK AND ADMINISTRATIVE FEE:   1.25%

------------------------------------------------------------------------------------------------------------------
                     ANNUAL RATE OF INTEREST BEFORE EXPENSES:        0.00%           6.00%              12.00%
                      ANNUAL RATE OF INTEREST AFTER EXPENSES:       -2.18%           3.75%              9.67%

              PAYMENT CALCULATION DATE                                            ANNUAL PAYMENTS
------------------------------------------------------------------------------------------------------------------
                    January 1, 2003                                $1,000            $1,000              $1,000
                    January 1, 2004                                  $950            $1,007              $1,065
                    January 1, 2005                                  $902            $1,015              $1,134
                    January 1, 2006                                  $857            $1,022              $1,207
                    January 1, 2007                                  $813            $1,029              $1,285
                    January 1, 2008                                  $773            $1,037              $1,369
                    January 1, 2009                                  $734            $1,044              $1,457
                    January 1, 2010                                  $697            $1,052              $1,552
                    January 1, 2011                                  $662            $1,059              $1,652
                    January 1, 2012                                  $628            $1,067              $1,759
                    January 1, 2013                                  $597            $1,075              $1,873
                    January 1, 2014                                  $567            $1,083              $1,994
                    January 1, 2015                                  $538            $1,090              $2,123
                    January 1, 2016                                  $511            $1,098              $2,261
                    January 1, 2017                                  $486            $1,106              $2,407
                    January 1, 2018                                  $461            $1,114              $2,563
                    January 1, 2019                                  $438            $1,122              $2,729
                    January 1, 2020                                  $416            $1,130              $2,906
                    January 1, 2021                                  $395            $1,139              $3,094
                    January 1, 2022                                  $375            $1,147              $3,295
------------------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT
PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON
MANY FACTORS




                                      E-2


------------------------------------------------------------------------------------------------------------------
                                                       PHOENIX INCOME CHOICE


                                INITIAL ANNUITY DATE:   JANUARY 1, 2003
             INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:   $1,000

                                      PAYMENT OPTION:   20 YEAR SPECIFIED PERIOD

                         FREQUENCY OF ANNUITY INCOME:   ANNUALLY
                               ASSUMED INTEREST RATE:   5.0%

                                 AVERAGE EXPENSE FEE:   0.95%
                         RISK AND ADMINISTRATIVE FEE:   1.25%

------------------------------------------------------------------------------------------------------------------
                     ANNUAL RATE OF INTEREST BEFORE EXPENSES:          0.00%              6.00%         12.00%
                      ANNUAL RATE OF INTEREST AFTER EXPENSES:         -2.18%              3.75%          9.67%

               PAYMENT CALCULATION DATE                                           ANNUAL PAYMENTS
------------------------------------------------------------------------------------------------------------------
                    January 1, 2003                                $1,000           $1,000                $1,000
                    January 1, 2004                                  $932             $988                $1,044
                    January 1, 2005                                  $868             $976                $1,091
                    January 1, 2006                                  $809             $965                $1,139
                    January 1, 2007                                  $753             $953                $1,190
                    January 1, 2008                                  $702             $942                $1,243
                    January 1, 2009                                  $654             $930                $1,298
                    January 1, 2010                                  $609             $919                $1,356
                    January 1, 2011                                  $567             $908                $1,416
                    January 1, 2012                                  $529             $897                $1,480
                    January 1, 2013                                  $492             $887                $1,545
                    January 1, 2014                                  $459             $876                $1,614
                    January 1, 2015                                  $427             $866                $1,686
                    January 1, 2016                                  $398             $855                $1,761
                    January 1, 2017                                  $371             $845                $1,839
                    January 1, 2018                                  $346             $835                $1,921
                    January 1, 2019                                  $322             $825                $2,006
                    January 1, 2020                                  $300             $815                $2,096
                    January 1, 2021                                  $279             $805                $2,189
                    January 1, 2022                                  $260             $796                $2,286
------------------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND
SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL
RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.



                                      E-2

------------------------------------------------------------------------------------------------------------------
                                                PHOENIX INCOME CHOICE


                              INITIAL ANNUITY DATE:     JANUARY 1, 2003
           INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:     $1,000

                                    PAYMENT OPTION:     20 YEAR SPECIFIED PERIOD

                       FREQUENCY OF ANNUITY INCOME:     ANNUALLY
                             ASSUMED INTEREST RATE:     6.0%

                               AVERAGE EXPENSE FEE:     0.95%
                       RISK AND ADMINISTRATIVE FEE:     1.25%
------------------------------------------------------------------------------------------------------------------
                     ANNUAL RATE OF INTEREST BEFORE EXPENSES:         0.00%               6.00%        12.00%
                      ANNUAL RATE OF INTEREST AFTER EXPENSES:        -2.18%               3.75%         9.67%

               PAYMENT CALCULATION DATE                                           ANNUAL PAYMENTS

------------------------------------------------------------------------------------------------------------------
                    January 1, 2003                                 $1,000              $1,000           $1,000
                    January 1, 2004                                   $923                $979           $1,035
                    January 1, 2005                                   $852                $958           $1,070
                    January 1, 2006                                   $786                $938           $1,108
                    January 1, 2007                                   $725                $918           $1,146
                    January 1, 2008                                   $669                $898           $1,186
                    January 1, 2009                                   $618                $879           $1,227
                    January 1, 2010                                   $570                $860           $1,269
                    January 1, 2011                                   $526                $842           $1,313
                    January 1, 2012                                   $485                $824           $1,359
                    January 1, 2013                                   $448                $807           $1,406
                    January 1, 2014                                   $413                $789           $1,454
                    January 1, 2015                                   $381                $773           $1,505
                    January 1, 2016                                   $352                $756           $1,557
                    January 1, 2017                                   $325                $740           $1,611
                    January 1, 2018                                   $300                $724           $1,666
                    January 1, 2019                                   $277                $709           $1,724
                    January 1, 2020                                   $255                $694           $1,784
                    January 1, 2021                                   $236                $679           $1,846
                    January 1, 2022                                   $217                $665           $1,910
------------------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND
SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL
RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.


                                     PART B

                            PHOENIX INCOME CHOICE(SM)


                         PHL VARIABLE INSURANCE COMPANY
                  PHL VARIABLE ACCUMULATION ACCOUNT ("ACCOUNT")

          SINGLE PREMIUM IMMEDIATE FIXED AND VARIABLE ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027

                                   May 1, 2003


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2003. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800-541-0171.




                                TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----

Underwriter...........................................................       2


Performance History for Contracts.....................................       2


Calculation of Yield and Return.......................................       5

Calculation of Annuity Payments ......................................       6

Experts ..............................................................       7

Separate Account Financial Statements.................................    SA-1

Company Financial Statements..........................................     F-1

UNDERWRITER
--------------------------------------------------------------------------------


Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne by PHL Variable.



PERFORMANCE HISTORY FOR CONTRACTS
--------------------------------------------------------------------------------

    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for 1 year, 5 years and 10 years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which vary by state) at the beginning of the relevant period.


    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

        AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 1, 2002


----------------------------------------------------------------------------------------------------------------
                                                          Inception                                  Since
Subaccount                                                  Date*     1 Year   5 Year  10 Year    Inception
----------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series                     12/7/1994    -20.96%  -3.67%    N/A        1.89%
Phoenix-AIM Mid-Cap Equity Series                        10/29/2001    -17.32%    N/A     N/A       -10.41%

Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997    -29.20%  -3.07%    N/A        -1.89%

Phoenix-Alliance/Bernstein Growth + Value Series         10/29/2001    -30.48%    N/A     N/A       -22.42%
Phoenix-Duff & Phelps Real Estate Securities Series       5/1/1995      4.64%    3.53%    N/A        11.08%
Phoenix-Engemann Capital Growth Series                    12/7/1994    -30.24%  -8.93%    N/A        1.13%
Phoenix-Engemann Small & Mid-Cap Growth Series            8/15/2000    -33.95%    N/A     N/A       -31.46%
Phoenix-Goodwin Money Market Series                       12/7/1994    -5.89%    2.53%    N/A        3.30%
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/7/1994     2.58%    2.97%    N/A        7.11%
Phoenix-Hollister Value Equity Series                     3/2/1998     -27.57%    N/A     N/A        1.34%
Phoenix-Janus Flexible Income Series                     12/20/1999     3.19%     N/A     N/A        5.43%
Phoenix-Kayne Large-Cap Core Series                       8/12/2002      N/A      N/A     N/A       -10.65%
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002      N/A      N/A     N/A        -6.48%
Phoenix-Lazard International Equity Select Series         8/12/2002      N/A      N/A     N/A       -11.36%
Phoenix-Lazard Small-Cap Value Series                     8/12/2002      N/A      N/A     N/A        -9.41%
Phoenix-Lazard U.S. Multi-Cap Series                      8/12/2002      N/A      N/A     N/A        -6.98%
Phoenix-Lord Abbett Bond-Debenture Series                 8/12/2002      N/A      N/A     N/A        -1.15%
Phoenix-Lord Abbett Large-Cap Value Series                8/12/2002      N/A      N/A     N/A        -8.15%
Phoenix-Lord Abbett Mid-Cap Value Series                  8/12/2002      N/A      N/A     N/A        -7.41%
Phoenix-MFS Investors Growth Stock Series                12/20/1999    -33.98%    N/A     N/A       -22.42%
Phoenix-MFS Investors Trust Series                       10/29/2001    -26.52%    N/A     N/A       -20.48%
Phoenix-MFS Value Series                                 10/29/2001    -20.06%    N/A     N/A       -13.52%
Phoenix-Northern Dow 30 Series                           12/20/1999    -21.60%    N/A     N/A       -10.50%
Phoenix-Northern Nasdaq-100 Index(R) Series               8/15/2000    -42.10%    N/A     N/A       -44.85%

Phoenix-Oakhurst Growth and Income Series                 3/2/1998     -28.11%    N/A     N/A        -3.21%

Phoenix-Oakhurst Strategic Allocation Series              12/7/1994    -17.96%   2.33%    N/A        7.00%
Phoenix-Sanford Bernstein Global Value Series            11/20/2000    -20.64%    N/A     N/A       -11.72%
Phoenix-Sanford Bernstein Mid-Cap Value Series            3/2/1998     -15.15%    N/A     N/A        -1.00%
Phoenix-Sanford Bernstein Small Cap Value Series         11/20/2000    -15.14%    N/A     N/A        2.19%
Phoenix-Seneca Mid-Cap Growth Series                      3/2/1998     -37.38%    N/A     N/A        -1.49%
Phoenix-Seneca Strategic Theme Series                     1/29/1996    -39.68%  -2.93%    N/A        1.39%
Phoenix-State Street Research Small-Cap Growth Series     8/12/2002      N/A      N/A     N/A        -6.64%
AIM V.I. Capital Appreciation Fund                        3/30/2001    -29.82%    N/A     N/A       -19.94%
AIM V.I. Premier Equity Fund                              3/30/2001    -35.30%    N/A     N/A       -22.98%
Alger American Leveraged AllCap Portfolio                 6/5/2000     -38.69%    N/A     N/A       -30.50%
Federated Fund For U.S. Government Securities II          7/15/1999     1.64%     N/A     N/A        5.41%
Federated High Income Bond Fund II                        7/15/1999    -5.92%     N/A     N/A        -4.74%

VIP Contrafund(R) Portfolio                                6/5/2000     -15.96%    N/A     N/A       -13.66%
VIP Growth Opportunities Portfolio                         6/5/2000     -27.56%    N/A     N/A       -22.08%
VIP Growth Portfolio                                       6/5/2000     -35.25%    N/A     N/A       -26.43%

Mutual Shares Securities Fund                             5/1/2000     -18.18%    N/A     N/A        -1.53%
Templeton Developing Markets Securities Fund              5/1/1997     -7.35%   -7.07%    N/A       -12.75%
Templeton Foreign Securities Fund                         5/1/1997     -24.44%  -3.78%    N/A        -1.92%
Templeton Global Asset Allocation Fund                    5/1/1997     -11.29%   0.60%    N/A        2.02%
Templeton Growth Securities Fund                          5/1/2000     -24.38%    N/A     N/A        -8.91%

Scudder VIT EAFE(R) Equity Index Fund                     7/15/1999    -27.26%    N/A     N/A       -16.56%

Scudder VIT Equity 500 Index Fund                        10/29/2001    -27.93%    N/A     N/A       -20.27%
Technology Portfolio                                     12/20/1999    -52.67%    N/A     N/A       -41.44%
Wanger Foreign Forty                                      2/1/1999     -21.41%    N/A     N/A        0.78%
Wanger International Small Cap                            5/1/1995     -20.05%   3.54%    N/A        9.80%
Wanger Twenty                                             2/1/1999     -14.28%    N/A     N/A        8.37%
Wanger U.S. Smaller Companies                             5/1/1995     -22.82%   1.26%    N/A        11.60%


*The date that the subaccount was added to the Account.


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees annual contract fee, risk and administrative charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                               ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------------
                    Subaccount                      1993    1994   1995    1996    1997    1998     1999    2000     2001    2002
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series               36.75% -1.19%   8.24%  17.18%  10.66%  26.35%   27.91% -16.86%  -25.00% -15.87%
Phoenix-AIM Mid-Cap Equity Series                                                                                           -12.01%
Phoenix-Alliance/Bernstein Enhanced Index Series                                           30.05%   17.36% -12.57%  -13.01% -24.64%
Phoenix-Alliance/Bernstein Growth + Value Series                                                                            -26.00%
Phoenix-Duff & Phelps Real Estate Securities                               31.46%  20.55% -22.19%    3.48%  29.18%    5.28%  10.68%
   Series
Phoenix-Engemann Capital Growth Series              18.23%  0.21%  29.27%  11.18%  19.59%  28.41%   28.08% -18.81%  -35.41% -25.75%
Phoenix-Engemann Small & Mid-Cap Growth Series                                                                      -27.65% -29.70%
Phoenix-Goodwin Money Market Series                  1.60%  2.56%   4.39%   3.72%   3.88%   3.79%    3.52%   4.72%    2.52%   0.15%
Phoenix-Goodwin Multi-Sector Fixed Income Series    14.48% -6.64%  22.02%  11.02%   9.71%  -5.34%    4.15%   5.16%    4.76%   8.62%
Phoenix-Hollister Value Equity Series                                                               22.79%  30.55%  -18.99% -22.91%
Phoenix-Janus Flexible Income Series                                                                         5.11%    5.90%   9.23%
Phoenix-Kayne Large-Cap Core Series
Phoenix-Kayne Small-Cap Quality Value Series
Phoenix-Lazard International Equity Select Series
Phoenix-Lazard Small-Cap Value Series
Phoenix-Lazard U.S. Multi-Cap Series
Phoenix-Lord Abbett Bond-Debenture Series
Phoenix-Lord Abbett Large-Cap Value Series
Phoenix-Lord Abbett Mid-Cap Value Series
Phoenix-MFS Investors Growth Stock Series                                                                  -12.28%  -24.81% -29.73%
Phoenix-MFS Investors Trust Series                                                                                          -21.79%
Phoenix-MFS Value Series                                                                                                    -14.92%
Phoenix-Northern Dow 30 Series                                                                              -6.73%   -7.16% -16.56%
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                         -33.91% -38.36%
Phoenix-Oakhurst Growth and Income Series                                                           15.56%  -7.77%   -9.32% -23.48%
Phoenix-Oakhurst Strategic Allocation Series         9.64% -2.66%  16.78%   7.70%  19.25%  19.30%    9.88%  -0.66%    0.59% -12.68%
Phoenix-Sanford Bernstein Global Value Series                                                                        -8.01% -15.54%
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                     -11.40%  15.46%   21.45%  -9.69%
Phoenix-Sanford Bernstein Small Cap Value Series                                                                     14.31%  -9.68%
Phoenix-Seneca Mid-Cap Growth Series                                                                43.84%  12.34%  -26.07% -33.34%
Phoenix-Seneca Strategic Theme Series                                              15.73%  42.91%   53.09% -12.57%  -28.28% -35.79%
Phoenix-State Street Research Small-Cap Growth
   Series
AIM V.I. Capital Appreciation Fund                          1.23%  34.01%  16.11%  12.10%  17.82%   42.82% -12.01%  -24.24% -25.30%
AIM V.I. Premier Equity Fund                                2.75%  34.56%  13.58%  22.15%  30.76%   28.29% -15.71%  -13.66% -31.13%
Alger American Leveraged AllCap Portfolio                                  10.63%  18.19%  55.87%   75.85% -25.78%  -16.99% -34.74%
Federated Fund For U.S. Government Securities II                    7.42%   2.90%   7.23%   6.32%   -1.83%   9.61%    5.69%   7.68%
Federated High Income Bond Fund II                                 18.89%  12.88%  12.42%   1.42%    1.05% -10.15%    0.10%   0.12%
VIP Contrafund(R) Portfolio                                                                28.33%   22.61%  -7.87%  -13.47% -10.56%
VIP Growth Opportunities Portfolio                                                         22.96%    2.89% -18.21%  -15.52% -22.89%
VIP Growth Portfolio                                                                       37.65%   35.58% -12.17%  -18.76% -31.07%
Mutual Shares Securities Fund                                                      15.98%  -1.43%   12.17%  11.85%    5.70% -12.91%
Templeton Developing Markets Securities Fund                                      -30.26% -22.03%   51.40% -32.89%   -9.24%  -1.40%
Templeton Foreign Securities Fund                   45.19% -3.71%  14.05%  22.21%  12.25%   7.69%   21.72%  -3.58%  -17.05% -19.58%
Templeton Global Asset Allocation Fund              24.30% -4.43%  20.75%  17.11%  13.86%   4.78%   21.03%  -1.19%  -11.08%  -5.58%
Templeton Growth Securities Fund                                   11.05%  19.47%  11.81%   7.35%   19.34%   0.22%   -2.54% -19.51%
Scudder VIT EAFE(R) Equity Index Fund                                                      20.09%   26.05% -17.69%  -25.63% -22.58%
Scudder VIT Equity 500 Index Fund                                                          27.12%   18.89% -10.36%  -13.30% -23.29%
Technology Portfolio                                                                                       -24.54%  -49.50% -49.61%
Wanger Foreign Forty                                                                                        -2.80%  -27.54% -16.35%
Wanger International Small Cap                                             30.39%  -2.69%  14.89%  123.71% -28.75%  -22.26% -14.91%
Wanger Twenty                                                                                                8.10%    7.72%  -8.77%
Wanger U.S. Smaller Companies                                              44.80%  27.83%   7.34%   23.53%  -9.30%    9.99% -17.85%


Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a risk and administrative fee equal to 1.25% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:

The following is an example of how return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are calculated:


Value of hypothetical pre-existing account with exactly one Unit
   at the beginning of the period:..............................       $1.000000
Value of the same account (excluding capital changes) at the
   end of the 7-day period:.....................................         .999961
Calculation:
   Ending account value.........................................         .000061
   Less beginning account value.................................        1.000000
   Net change in account value..................................       (.000039)
Base period return:
  (adjusted change/beginning account value).....................       (.000039)
Current yield = return x (365/7) =..............................          -0.20%
Effective yield = [(1 + return)(365/7)] -1 =....................          -0.20%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;


(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.


The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II       =     a hypothetical initial payment of $1,000

    R        =     average annual total return for the period

    n        =     number of years in the period

    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.


PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM) (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Financial World
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    Registered Representative
    The New York Times
    The Wall Street Journal
    U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.


    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:


    The Dow Jones Industrial Average(SM) (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The S&P 500(2)

    We may use historical performance of the subaccounts, the S&P 500, or other recognized investment benchmark portfolio to illustrate periodic annuity income amounts. We will reflect the 1.40% Risk and Administrative Fee and actual or assumed subaccount expenses in all illustrations.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------


    See the prospectus section titled "The Annuity Period" for a description of the payment options.


    You elect a payment option when you purchase your contract as described in your prospectus. You may not change the payment option you elect.

FIXED ANNUITY PAYMENTS

    On the annuity date, a stream of annuity payments is purchased. The amount of the fixed annuity payment will be the value in the contract allocated to the fixed income allocation, divided by $1,000, then multiplied by the appropriate factor for the payment option selected.


    Under Options A-E and G, guaranteed rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM)(4) projected with Projection Scale G to the year 2040, the age and sex of the annuitant and joint annuitant and an interest rate of 3%. If our rates in effect on the annuity date are more favorable (i.e., higher-paying), we will use those rates.

    Under Option F, we determine the amount of the initial distribution by dividing the amount of value in the contract held under this option by the life expectancy of the annuitant.


VARIABLE ANNUITY PAYMENTS
    Variable annuity payments after the first payment will vary with the investment experience of the subaccounts. Payments may be either higher or lower than the first payment.

    Under Payment Options A, B, C, D, E and G, we determine the first payment by multiplying the value in the contract held under the selected option in each subaccount by the applicable payment option rate. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the number of annuity units in each subaccount by the annuity unit value for each subaccount on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount.

    Under Option F, we determine the amount of the initial distribution by dividing the amount of value in the contract held under this option by the life expectancy of the annuitant.


    Under all payment options, the first payment is based on an assumed interest rate of either 3% or 6%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    The applicable rate used to determine the first variable annuity payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. If our rates in effect on the annuity date are more favorable (i.e., higher-paying), we will use those rates.

    We deduct a daily charge for risk and administrative fee from contract values held in the subaccounts. See the section titled "Deductions and Charges" in the prospectus.

EXPERTS
--------------------------------------------------------------------------------


    The financial statements of PHL Variable Accumulation Account (Phoenix Income Choice(SM)) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Matthew A. Swendiman, Counsel, Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.


















-------------------------------------

(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for factors such as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------
                                                     [LOGO] PHOENIX
                                                            WEALTH MANAGEMENT(R)

             PHOENIX
              INCOME
                 CHOICE(SM)

--------------------------------------------------------------------------------
            V A R I A B L E  A N N U I T Y  A N N U A L  R E P O R T
--------------------------------------------------------------------------------

                   PHL VARIABLE ACCUMULATION ACCOUNT
                   DECEMBER 31, 2002








--------------------------------------------------------------------------------
VA0156AR (C)2003 The Phoenix Companies, Inc.

                     STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2002

                                         PHOENIX-                        PHOENIX-ALLIANCE/
                                         ABERDEEN        PHOENIX-AIM         BERNSTEIN            PHOENIX-
                                      INTERNATIONAL    MID-CAP EQUITY     GROWTH + VALUE      DEUTSCHE DOW 30
                                       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                      -------------    --------------    -----------------    ---------------
ASSETS
   Investment at cost                  $    107,095      $     14,187       $      3,950        $    249,677
                                       ============      ============       ============        ============
   Investment at market                $     86,765      $     12,170       $      3,221        $    214,694
                                       ------------      ------------       ------------        ------------
      Total assets                           86,765            12,170              3,221             214,694
LIABILITIES
   Accrued expenses                              94                13                  4                 220
                                       ------------      ------------       ------------        ------------
NET ASSETS                             $     86,671      $     12,157       $      3,217        $    214,474
                                       ============      ============       ============        ============
Accumulation units outstanding               56,265             6,497              2,036             136,591
                                       ============      ============       ============        ============
Unit value                             $   1.540402      $   1.871139       $   1.580556        $   1.570189
                                       ============      ============       ============        ============

                                        PHOENIX-                                                  PHOENIX-
                                        DEUTSCHE       PHOENIX-DUFF &         PHOENIX-         ENGEMANN SMALL
                                       NASDAQ-100        PHELPS REAL          ENGEMANN           & MID-CAP
                                        INDEX(R)      ESTATE SECURITIES    CAPITAL GROWTH          GROWTH
                                       SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                      -------------   -----------------    --------------      --------------
ASSETS
   Investment at cost                  $    119,491      $    143,838       $    121,806        $     14,884
                                       ============      ============       ============        ============
   Investment at market                $    106,724      $    148,787       $     83,288        $     10,639
                                       ------------      ------------       ------------        ------------
      Total assets                          106,724           148,787             83,288              10,639
LIABILITIES
   Accrued expenses                             105               200                 72                   8
                                       ------------      ------------       ------------        ------------
NET ASSETS                             $    106,619      $    148,587       $     83,216        $     10,631
                                       ============      ============       ============        ============
Accumulation units outstanding               92,418            65,098             64,424               8,522
                                       ============      ============       ============        ============
Unit value                             $   1.153653      $   2.282511       $   1.291678        $   1.247415
                                       ============      ============       ============        ============

                                                          PHOENIX-
                                                        GOODWIN MONEY
                                                           MARKET            PHOENIX-
                                         PHOENIX-      SUBACCOUNT WITH    GOODWIN MULTI-
                                      GOODWIN MONEY      GUARANTEED        SECTOR FIXED     PHOENIX-HOLLISTER
                                         MARKET            MINIMUM            INCOME           VALUE EQUITY
                                       SUBACCOUNT       PAYMENT RIDER       SUBACCOUNT          SUBACCOUNT
                                      -------------    ---------------    --------------    -----------------
ASSETS
   Investment at cost                  $  2,631,582      $  2,721,195       $    239,015        $    363,317
                                       ============      ============       ============        ============
   Investment at market                $  2,631,582      $  2,721,195       $    241,468        $    270,835
                                       ------------      ------------       ------------        ------------
      Total assets                        2,631,582         2,721,195            241,468             270,835
LIABILITIES
   Accrued expenses                           2,725             4,280                299                 268
                                       ------------      ------------       ------------        ------------
NET ASSETS                             $  2,628,857      $  2,716,915       $    241,169        $    270,567
                                       ============      ============       ============        ============
Accumulation units outstanding            1,298,078         1,365,410            108,603             194,518
                                       ============      ============       ============        ============
Unit value                             $   2.025191      $   1.989817       $   2.220647        $   1.390962
                                       ============      ============       ============        ============

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                                          PHOENIX-J.P.
                                                            MORGAN
                                                           RESEARCH
                                        PHOENIX-J.P.     ENHANCED INDEX
                                          MORGAN        SUBACCOUNT WITH
                                         RESEARCH         GUARANTEED        PHOENIX-JANUS       PHOENIX-JANUS
                                      ENHANCED INDEX        MINIMUM        FLEXIBLE INCOME         GROWTH
                                        SUBACCOUNT       PAYMENT RIDER       SUBACCOUNT          SUBACCOUNT
                                      --------------    ---------------    ---------------      -------------
ASSETS
   Investment at cost                  $    195,074      $ 11,339,327       $    270,216        $    277,334
                                       ============      ============       ============        ============
   Investment at market                $    155,123      $  9,673,490       $    280,771        $    207,523
                                       ------------      ------------       ------------        ------------
      Total assets                          155,123         9,673,490            280,771             207,523
LIABILITIES
   Accrued expenses                             225            19,409                363                 225
                                       ------------      ------------       ------------        ------------
NET ASSETS                             $    154,898      $  9,654,081       $    280,408        $    207,298
                                       ============      ============       ============        ============
Accumulation units outstanding              108,616         6,876,439            124,514             168,292
                                       ============      ============       ============        ============
Unit value                             $   1.426113      $   1.403936       $   2.252015        $   1.231776
                                       ============      ============       ============        ============

                                       PHOENIX-MFS                                                PHOENIX-
                                     INVESTORS GROWTH     PHOENIX-MFS        PHOENIX-MFS      OAKHURST GROWTH
                                          STOCK         INVESTORS TRUST         VALUE            AND INCOME
                                        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                     ----------------   ---------------     ------------      ---------------
ASSETS
   Investment at cost                  $      5,940      $      4,051       $      4,132        $     75,447
                                       ============      ============       ============        ============
   Investment at market                $      4,650      $      3,324       $      3,572        $     61,857
                                       ------------      ------------       ------------        ------------
      Total assets                            4,650             3,324              3,572              61,857
LIABILITIES
   Accrued expenses                               4                 4                  4                  64
                                       ------------      ------------       ------------        ------------
NET ASSETS                             $      4,646      $      3,320       $      3,568        $     61,793
                                       ============      ============       ============        ============
Accumulation units outstanding                3,050             2,041              1,988              42,484
                                       ============      ============       ============        ============
Unit value                             $   1.522962      $   1.627206       $   1.795142        $   1.454513
                                       ============      ============       ============        ============

                                          PHOENIX-
                                         OAKHURST      PHOENIX-SANFORD    PHOENIX-SANFORD    PHOENIX-SANFORD
                                         STRATEGIC     BERNSTEIN GLOBAL    BERNSTEIN MID-    BERNSTEIN SMALL-
                                        ALLOCATION         VALUE             CAP VALUE          CAP VALUE
                                        SUBACCOUNT       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                       -----------    -----------------   ---------------    ----------------
ASSETS
   Investment at cost                  $    334,263      $      7,793       $    221,424        $     48,686
                                       ============      ============       ============        ============
   Investment at market                $    284,863      $      6,639       $    195,268        $     43,254
                                       ------------      ------------       ------------        ------------
      Total assets                          284,863             6,639            195,268              43,254
LIABILITIES
   Accrued expenses                             295                 7                213                  48
                                       ------------      ------------       ------------        ------------
NET ASSETS                             $    284,568      $      6,632       $    195,055        $     43,206
                                       ============      ============       ============        ============
Accumulation units outstanding              162,197             4,097             96,433              22,615
                                       ============      ============       ============        ============
Unit value                             $   1.754461      $   1.618754       $   2.022712        $   1.910502
                                       ============      ============       ============        ============

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                       PHOENIX-SENECA    PHOENIX-SENECA   AIM V.I. CAPITAL   AIM V.I. PREMIER
                                       MID-CAP GROWTH   STRATEGIC THEME     APPRECIATION          EQUITY
                                         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                     ----------------   ---------------   ----------------   ----------------
ASSETS
   Investment at cost                  $     99,905      $     34,371       $      7,903        $     28,088
                                       ============      ============       ============        ============
   Investment at market                $     62,805      $     20,690       $      6,470        $     22,430
                                       ------------      ------------       ------------        ------------
      Total assets                           62,805            20,690              6,470              22,430
LIABILITIES
   Accrued expenses                              48                16                  6                  20
                                       ------------      ------------       ------------        ------------
NET ASSETS                             $     62,757      $     20,674       $      6,464        $     22,410
                                       ============      ============       ============        ============
Accumulation units outstanding               55,831            19,543              4,676              17,335
                                       ============      ============       ============        ============
Unit value                             $   1.124040      $   1.057881       $   1.382258        $   1.292784
                                       ============      ============       ============        ============

                                                        FEDERATED FUND
                                      ALGER AMERICAN      FOR U.S.          FEDERATED HIGH
                                        LEVERAGED        GOVERNMENT          INCOME BOND
                                          ALLCAP        SECURITIES II          FUND II       VIP CONTRAFUND(R)
                                        SUBACCOUNT       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                      --------------    --------------      --------------   ----------------
ASSETS
   Investment at cost                  $    178,736      $    940,801       $     27,793        $     96,425
                                       ============      ============       ============        ============
   Investment at market                $    116,057      $    992,752       $     26,552        $     88,640
                                       ------------      ------------       ------------        ------------
      Total assets                          116,057           992,752             26,552              88,640
LIABILITIES
      Accrued expenses                           98             1,116                 32                  93
                                       ------------      ------------       ------------        ------------
NET ASSETS                             $    115,959      $    991,636       $     26,520        $     88,547
                                       ============      ============       ============        ============
Accumulation units outstanding               94,858           447,334             13,403              51,251
                                       ============      ============       ============        ============
Unit value                             $   1.222448      $   2.216769       $   1.978689        $   1.727703
                                       ============      ============       ============        ============

                                                                                                 TEMPLETON
                                                                                                 DEVELOPING
                                        VIP GROWTH                          MUTUAL SHARES          MARKETS
                                      OPPORTUNITIES       VIP GROWTH         SECURITIES          SECURITIES
                                       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                      -------------      ------------       ------------        ------------
ASSETS
   Investment at cost                  $     34,242      $     29,778       $     57,737        $      6,654
                                       ============      ============       ============        ============
   Investment at market                $     26,768      $     21,141       $     50,090        $      6,529
                                       ------------      ------------       ------------        ------------
      Total assets                           26,768            21,141             50,090               6,529
LIABILITIES
      Accrued expenses                           27                27                 52                   7
                                       ------------      ------------       ------------        ------------
NET ASSETS                             $     26,741      $     21,114       $     50,038        $      6,522
                                       ============      ============       ============        ============
Accumulation units outstanding               18,348            16,631             29,440               3,560
                                       ============      ============       ============        ============
Unit value                             $   1.457473      $   1.269525       $   1.699694        $   1.831811
                                       ============      ============       ============        ============

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                         TEMPLETON       TEMPLETON           SCUDDER VIT
                                          FOREIGN          GROWTH          EAFE(R) EQUITY
                                        SECURITIES       SECURITIES            INDEX             TECHNOLOGY
                                        SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                       ------------     -------------      --------------       ------------
ASSETS
   Investment at cost                  $     50,150      $     91,386       $     60,779        $      2,455
                                       ============      ============       ============        ============
   Investment at market                $     39,706      $     74,298       $     49,864        $      1,158
                                       ------------      ------------       ------------        ------------
      Total assets                           39,706            74,298             49,864               1,158
 LIABILITIES
   Accrued expenses                              15                77                877                 -
                                       ------------      ------------       ------------        ------------
NET ASSETS                             $     39,691      $     74,221       $     48,987        $      1,158
                                       ============      ============       ============        ============
Accumulation units outstanding               26,982            46,798             35,571               1,285
                                       ============      ============       ============        ============
Unit value                             $   1.470987      $   1.586003       $   1.377138        $   0.900581
                                       ============      ============       ============        ============

                                                            WANGER                             WANGER U.S.
                                       WANGER FOREIGN   INTERNATIONAL                            SMALLER
                                           FORTY          SMALL CAP        WANGER TWENTY        COMPANIES
                                        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                       --------------   -------------      -------------       ------------
ASSETS
   Investment at cost                  $      3,944      $     43,098       $     84,394        $    159,247
                                       ============      ============       ============        ============
   Investment at market                $      3,126      $     37,534       $     85,050        $    133,746
                                       ------------      ------------       ------------        ------------
      Total assets                            3,126            37,534             85,050             133,746
LIABILITIES
      Accrued expenses                            3                41                 99                 131
                                       ------------      ------------       ------------        ------------
NET ASSETS                             $      3,123      $     37,493       $     84,951        $    133,615
                                       ============      ============       ============        ============
Accumulation units outstanding                2,168            25,926             43,092              80,514
                                       ============      ============       ============        ============
Unit value                             $   1.440194      $   1.446168       $   1.971397        $   1.659516
                                       ============      ============       ============        ============

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                             PHOENIX-                         PHOENIX-ALLIANCE/
                                                             ABERDEEN        PHOENIX-AIM        BERNSTEIN              PHOENIX-
                                                           INTERNATIONAL    MID-CAP EQUITY     GROWTH + VALUE      DEUTSCHE DOW 30
                                                            SUBACCOUNT       SUBACCOUNT(3)      SUBACCOUNT(2)         SUBACCOUNT
                                                           -------------    --------------    -----------------    ---------------
Investment income
   Distributions                                           $      1,066       $        -          $         15        $      3,065
Expenses
   Mortality, expense risk and administrative charges             1,227                 98                  38               1,927
                                                           ------------       ------------        ------------        ------------
Net investment income (loss)                                       (161)               (98)                (23)              1,138
                                                           ------------       ------------        ------------        ------------
Net realized gain (loss) from share transactions                   (478)              (253)                (22)             (5,108)
Net realized gain distribution from Fund                            -                   16                 -                   523
Net unrealized appreciation (depreciation) on investment        (16,125)            (2,017)               (729)            (34,587)
                                                           ------------       ------------        ------------        ------------
Net gain (loss) on investment                                   (16,603)             2,254)               (751)            (39,172)
Net increase (decrease) in net assets resulting from
   operations                                              $    (16,764)      $     (2,352)       $       (774)       $    (38,034)
                                                           ============       ============        ============        ============

                                                             PHOENIX-                                                  PHOENIX-
                                                             DEUTSCHE      PHOENIX-DUFF &          PHOENIX-        ENGEMANN SMALL
                                                            NASDAQ-100       PHELPS REAL           ENGEMANN          & MID-CAP
                                                             INDEX(R)     ESTATE SECURITIES     CAPITAL GROWTH         GROWTH
                                                            SUBACCOUNT       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                           ------------   -----------------     --------------     --------------
Investment income
   Distributions                                           $        -         $      5,749        $        -          $        -
Expenses
   Mortality, expense risk and administrative charges               719              1,883               1,161                 144
                                                           ------------       ------------        ------------        ------------
Net investment income (loss)                                       (719)             3,866              (1,161)               (144)
                                                           ------------       ------------        ------------        ------------
Net realized gain (loss) from share transactions                     (9)               638                (534)               (184)
Net realized gain distribution from Fund                            -                  820                 -                   -
Net unrealized appreciation (depreciation) on investment        (12,612)             9,780             (26,814)             (4,272)
                                                           ------------       ------------        ------------        ------------
Net gain (loss) on investment                                   (12,621)            11,238             (27,348)             (4,456)
Net increase (decrease) in net assets resulting from
   operations                                              $    (13,340)      $     15,104        $    (28,509)       $     (4,600)
                                                           ============       ============        ============        ============

                                                                              PHOENIX-
                                                                           GOODWIN MONEY
                                                                               MARKET               PHOENIX-
                                                            PHOENIX-       SUBACCOUNT WITH       GOODWIN MULTI-
                                                         GOODWIN MONEY       GUARANTEED           SECTOR FIXED   PHOENIX-HOLLISTER
                                                             MARKET            MINIMUM               INCOME         VALUE EQUITY
                                                           SUBACCOUNT       PAYMENT RIDER          SUBACCOUNT        SUBACCOUNT
                                                          -------------    ---------------       --------------  -----------------
Investment income
   Distributions                                           $     22,240       $     18,683        $     14,929        $      2,691
Expenses
   Mortality, expense risk and administrative charges            20,064             30,281               2,648               3,503
                                                           ------------       ------------        ------------        ------------
Net investment income (loss)                                      2,176            (11,598)             12,281                (812)
                                                           ------------       ------------        ------------        ------------
Net realized gain (loss) from share transactions                    -                  -                    (3)               (313)
Net realized gain distribution from Fund                            -                  -                   -                   -
Net unrealized appreciation (depreciation) on investment            -                  -                 5,430             (72,842)
                                                           ------------       ------------        ------------        ------------
Net gain (loss) on investment                                       -                  -                 5,427             (73,155)
Net increase (decrease) in net assets resulting from
   operations                                              $      2,176       $    (11,598)       $     17,708        $    (73,967)
                                                           ============       ============        ============        ============

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                               PHOENIX-J.P.
                                                                                 MORGAN
                                                                                RESEARCH
                                                            PHOENIX-J.P.      ENHANCED INDEX
                                                              MORGAN         SUBACCOUNT WITH
                                                             RESEARCH           GUARANTEED        PHOENIX-JANUS      PHOENIX-JANUS
                                                          ENHANCED INDEX         MINIMUM         FLEXIBLE INCOME        GROWTH
                                                            SUBACCOUNT        PAYMENT RIDER         SUBACCOUNT        SUBACCOUNT
                                                          --------------     ---------------     ---------------     -------------
Investment income
   Distributions                                           $      1,600       $     77,015        $     11,275        $        -
Expenses
   Mortality, expense risk and administrative charges             2,111            162,573               3,172               2,036
                                                           ------------       ------------        ------------        ------------
Net investment income (loss)                                       (511)           (85,558)              8,103              (2,036)
                                                           ------------       ------------        ------------        ------------
Net realized gain (loss) from share transactions                   (949)             7,428              (1,872)             (1,757)
Net realized gain distribution from Fund                            -                  -                   904                 -
Net unrealized appreciation (depreciation) on investment        (48,162)        (1,832,249)             15,850             (65,149)
                                                           ------------       ------------        ------------        ------------
Net gain (loss) on investment                                   (49,111)        (1,824,821)             14,882             (66,906)
Net increase (decrease) in net assets resulting from
   operations                                              $    (49,622)      $ (1,910,379)       $     22,985        $    (68,942)
                                                           ============       ============        ============        ============

                                                            PHOENIX-MFS                                                PHOENIX-
                                                         INVESTORS GROWTH      PHOENIX-MFS        PHOENIX-MFS      OAKHURST GROWTH
                                                              STOCK          INVESTORS TRUST        VALUE             AND INCOME
                                                           SUBACCOUNT(2)       SUBACCOUNT(2)     SUBACCOUNT(2)        SUBACCOUNT
                                                         ----------------    ---------------     -------------     ---------------
Investment income
   Distributions                                           $        -         $         17        $         32        $        511
Expenses
   Mortality, expense risk and administrative charges                57                 39                  42                 751
                                                           ------------       ------------        ------------        ------------
Net investment income (loss)                                        (57)               (22)                (10)               (240)
                                                           ------------       ------------        ------------        ------------
Net realized gain (loss) from share transactions                    (42)               (25)                (16)               (195)
Net realized gain distribution from Fund                              1                  6                   4                 -
Net unrealized appreciation (depreciation) on investment         (1,290)              (727)               (560)            (14,257)
                                                           ------------       ------------        ------------        ------------
Net gain (loss) on investment                                    (1,331)              (746)               (572)            (14,452)
Net increase (decrease) in net assets resulting from
   operations                                              $     (1,388)      $       (768)       $       (582)       $    (14,692)
                                                           ============       ============        ============        ============

                                                             PHOENIX-
                                                             OAKHURST      PHOENIX-SANFORD     PHOENIX-SANFORD    PHOENIX-SANFORD
                                                             STRATEGIC     BERNSTEIN GLOBAL     BERNSTEIN MID-    BERNSTEIN SMALL-
                                                            ALLOCATION          VALUE             CAP VALUE          CAP VALUE
                                                            SUBACCOUNT      SUBACCOUNT(1)         SUBACCOUNT         SUBACCOUNT
                                                           ------------    ----------------    ---------------    ----------------
Investment income
   Distributions                                           $      9,670       $         68        $      2,098        $        219
Expenses
   Mortality, expense risk and administrative charges             4,476                 86               3,145                 651
                                                           ------------       ------------        ------------        ------------
Net investment income (loss)                                      5,194                (18)             (1,047)               (432)
                                                           ------------       ------------        ------------        ------------
Net realized gain (loss) from share transactions                (17,765)               (59)             (6,715)               (272)
Net realized gain distribution from Fund                            -                  -                14,989               1,934
Net unrealized appreciation (depreciation) on investment        (45,292)            (1,154)            (34,731)             (6,286)
                                                           ------------       ------------        ------------        ------------
Net gain (loss) on investment                                   (63,057)            (1,213)            (26,457)             (4,624)
Net increase (decrease) in net assets resulting from
   operations                                              $    (57,863)      $     (1,231)       $    (27,504)       $     (5,056)
                                                           ============       ============        ============        ============

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                          PHOENIX-SENECA    PHOENIX-SENECA     AIM V.I. CAPITAL   AIM V.I. PREMIER
                                                          MID-CAP GROWTH    STRATEGIC THEME      APPRECIATION         EQUITY
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT(4)     SUBACCOUNT(3)
                                                          --------------    ---------------    ----------------   ----------------
Investment income
   Distributions                                           $        -         $        -          $        -          $         91
Expenses
   Mortality, expense risk and administrative charges               951                312                  52                 204
                                                           ------------       ------------        ------------        ------------
Net investment income (loss)                                       (951)              (312)                (52)               (113)
                                                           ------------       ------------        ------------        ------------
Net realized gain (loss) from share transactions                 (4,656)              (685)               (183)             (2,871)
Net realized gain distribution from Fund                            -                  -                   -                   -
Net unrealized appreciation (depreciation) on investment        (29,865)           (10,402)             (1,433)             (5,658)
                                                           ------------       ------------        ------------        ------------
Net gain (loss) on investment                                   (34,521)           (11,087)             (1,616)             (8,529)
Net increase (decrease) in net assets resulting from
   operations                                              $    (35,472)      $    (11,399)       $     (1,668)       $     (8,642)
                                                           ============       ============        ============        ============

                                                                            FEDERATED FUND
                                                          ALGER AMERICAN        FOR U.S.        FEDERATED HIGH
                                                             LEVERAGED        GOVERNMENT         INCOME BOND
                                                              ALLCAP         SECURITIES II         FUND II         VIP CONTRAFUND(R)
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                          --------------    --------------      --------------     ---------------
Investment income
   Distributions                                           $         12       $     21,658        $      1,887        $        209
Expenses
   Mortality, expense risk and administrative charges             1,888              9,868                 254                 881
                                                           ------------       ------------        ------------        ------------
Net investment income (loss)                                     (1,876)            11,790               1,633                (672)
                                                           ------------       ------------        ------------        ------------
Net realized gain (loss) from share transactions                 (6,164)               759                  14                (203)
Net realized gain distribution from Fund                            -                  -                   -                   -
Net unrealized appreciation (depreciation) on investment        (59,469)            46,947              (1,161)             (7,935)
                                                           ------------       ------------        ------------        ------------
Net gain (loss) on investment                                   (65,633)            47,706              (1,147)             (8,138)
Net increase (decrease) in net assets resulting from
   operations                                              $    (67,509)      $     59,496        $        486        $     (8,810)
                                                           ============       ============        ============        ============

                                                                                                                       TEMPLETION
                                                                                                                       DEVELOPING
                                                           VIP GROWTH                            MUTUAL SHARES           MARKETS
                                                          OPPORTUNITIES        VIP GROWTH         SECURITIES           SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                          -------------       ------------       -------------        ------------
Investment income
   Distributions                                           $        259       $         39        $        649        $         96
Expenses
   Mortality, expense risk and administrative charges               338                342                 813                 203
                                                           ------------       ------------        ------------        ------------
Net investment income (loss)                                        (79)              (303)               (164)               (107)
                                                           ------------       ------------        ------------        ------------
Net realized gain (loss) from share transactions                   (292)              (985)             (2,400)                153
Net realized gain distribution from Fund                            -                  -                 1,608                 -
Net unrealized appreciation (depreciation) on investment         (7,021)            (9,119)             (8,225)                (96)
                                                           ------------       ------------        ------------        ------------
Net gain (loss) on investment                                    (7,313)           (10,104)             (9,017)                 57
Net increase (decrease) in net assets resulting from
   operations                                              $     (7,392)      $    (10,407)       $     (9,181)       $        (50)
                                                           ============       ============        ============        ============

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                            TEMPLETON          TEMPLETON           SCUDDER VIT
                                                             FOREIGN            GROWTH            EAFE(R) EQUITY
                                                            SECURITIES         SECURITIES             INDEX            TECHNOLOGY
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                           ------------       ------------       --------------       ------------
Investment income
   Distributions                                           $        695       $      1,636        $        790        $        -
Expenses
   Mortality, expense risk and administrative charges               372                889                 421                  19
                                                           ------------       ------------        ------------        ------------
Net investment income (loss)                                        323                747                 369                 (19)
                                                           ------------       ------------        ------------        ------------
Net realized gain (loss) from share transactions                   (505)              (371)               (440)               (100)
Net realized gain distribution from Fund                            -                1,610                 -                   -
Net unrealized appreciation (depreciation) on investment        (10,080)           (17,918)            (10,889)             (1,093)
                                                           ------------       ------------        ------------        ------------
Net gain (loss) on investment                                   (10,585)           (16,679)            (11,329)             (1,193)
Net increase (decrease) in net assets resulting from
   operations                                              $    (10,262)      $    (15,932)       $    (10,960)       $     (1,212)
                                                           ============       ============        ============        ============

                                                                                WANGER                                WANGER U.S.
                                                          WANGER FOREIGN     INTERNATIONAL                              SMALLER
                                                              FORTY            SMALL CAP         WANGER TWENTY         COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                          -------------      -------------       --------------       ------------
Investment income
   Distributions                                           $        -         $        -          $        -          $        -
Expenses
   Mortality, expense risk and administrative charges                46                483               1,203               1,795
                                                           ------------       ------------        ------------        ------------
Net investment income (loss)                                        (46)              (483)             (1,203)             (1,795)
                                                           ------------       ------------        ------------        ------------
Net realized gain (loss) from share transactions                    (95)            (1,186)                872              (3,825)
Net realized gain distribution from Fund                            -                  -                   -                   -
Net unrealized appreciation (depreciation) on investment           (520)            (5,146)             (8,874)            (26,639)
                                                           ------------       ------------        ------------        ------------
Net gain (loss) on investment                                      (615)            (6,332)             (8,002)            (30,464)
Net increase (decrease) in net assets resulting from
   operations                                              $       (661)      $     (6,815)       $     (9,205)       $    (32,259)
                                                           ============       ============        ============        ============

Footnotes for Statements of Operations
For the period ended December 31, 2002

(1) From inception January 8, 2002 to December 31, 2002.
(2) From inception February 22, 2002 to December 31, 2002.
(3) From inception April 22, 2002 to December 31, 2002.
(4) From inception May 30, 2002 to December 31, 2002.

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                             PHOENIX-                          PHOENIX-ALLIANCE/
                                                            ABERDEEN         PHOENIX-AIM          BERNSTEIN            PHOENIX-
                                                          INTERNATIONAL     MID-CAP EQUITY      GROWTH + VALUE      DEUTSCHE DOW 30
                                                           SUBACCOUNT        SUBACCOUNT(3)       SUBACCOUNT(2)        SUBACCOUNT
                                                          -------------     --------------     -----------------   ---------------
FROM OPERATIONS
   Net investment income (loss)                            $       (161)      $        (98)       $        (23)       $      1,138
   Net realized gain (loss)                                        (478)              (237)                (22)             (4,585)
   Net unrealized appreciation (depreciation)                   (16,125)            (2,017)               (729)            (34,587)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) resulting from operations            (16,764)            (2,352)               (774)            (38,034)
                                                           ------------       ------------        ------------        ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             -                  -                   -                   -
   Participant transfers                                         17,086             15,779               4,265             258,630
   Participant withdrawals                                       (7,571)            (1,270)               (274)            (22,973)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               9,515             14,509               3,991             235,657
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets                         (7,249)            12,157               3,217             197,623
NET ASSETS
   Beginning of period                                           93,920                -                   -                16,851
                                                           ------------       ------------        ------------        ------------
   End of period                                           $     86,671       $     12,157        $      3,217        $    214,474
                                                           ============       ============        ============        ============

                                                             PHOENIX-                                                  PHOENIX-
                                                             DEUTSCHE       PHOENIX-DUFF &         PHOENIX-         ENGEMANN SMALL
                                                            NASDAQ-100       PHELPS REAL           ENGEMANN           & MID-CAP
                                                             INDEX(R)     ESTATE SECURITIES      CAPITAL GROWTH        GROWTH
                                                            SUBACCOUNT       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                           ------------   -----------------      --------------     --------------
FROM OPERATIONS
   Net investment income (loss)                            $       (719)      $      3,866        $     (1,161)       $       (144)
   Net realized gain (loss)                                          (9)             1,458                (534)               (184)
   Net unrealized appreciation (depreciation)                   (12,612)             9,780             (26,814)             (4,272)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) resulting from operations            (13,340)            15,104             (28,509)             (4,600)
                                                           ------------       ------------        ------------        ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             -                  -                   -                   -
   Participant transfers                                        121,109             33,081              36,596               1,913
   Participant withdrawals                                       (3,661)           (27,692)            (13,316)               (816)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             117,448              5,389              23,280               1,097
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets                        104,108             20,493              (5,229)             (3,503)
NET ASSETS
   Beginning of period                                            2,511            128,094              88,445              14,134
                                                           ------------       ------------        ------------        ------------
   End of period                                           $    106,619       $    148,587        $     83,216        $     10,631
                                                           ============       ============        ============        ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                 PHOENIX-
                                                                              GOODWIN MONEY
                                                                                 MARKET            PHOENIX-
                                                             PHOENIX-        SUBACCOUNT WITH    GOODWIN MULTI-
                                                          GOODWIN MONEY        GUARANTEED       SECTOR FIXED       PHOENIX-HOLLISTER
                                                              MARKET            MINIMUM            INCOME            VALUE EQUITY
                                                            SUBACCOUNT        PAYMENT RIDER      SUBACCOUNT           SUBACCOUNT
                                                          -------------      ---------------    --------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                            $      2,176       $    (11,598)       $     12,281        $       (812)
   Net realized gain (loss)                                         -                  -                    (3)               (313)
   Net unrealized appreciation (depreciation)                       -                  -                 5,430             (72,842)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) resulting from operations              2,176            (11,598)             17,708             (73,967)
                                                           ------------       ------------        ------------        ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      11,155,834         10,212,871                 -                   -
   Participant transfers                                     (9,582,117)        (8,500,327)             70,438              91,909
   Participant withdrawals                                     (623,733)          (257,384)            (27,100)            (46,022)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             949,984          1,455,160              43,338              45,887
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets                        952,160          1,443,562              61,046             (28,080)
NET ASSETS
   Beginning of period                                        1,676,697          1,273,353             180,123             298,647
                                                           ------------       ------------        ------------        ------------
   End of period                                           $  2,628,857       $  2,716,915        $    241,169        $    270,567
                                                           ============       ============        ============        ============

                                                                               PHOENIX-J.P.
                                                                                 MORGAN
                                                                                RESEARCH
                                                            PHOENIX-J.P.     ENHANCED INDEX
                                                              MORGAN        SUBACCOUNT WITH
                                                             RESEARCH          GUARANTEED         PHOENIX-JANUS      PHOENIX-JANUS
                                                          ENHANCED INDEX        MINIMUM          FLEXIBLE INCOME        GROWTH
                                                            SUBACCOUNT       PAYMENT RIDER         SUBACCOUNT         SUBACCOUNT
                                                          --------------    ---------------      ---------------     -------------
FROM OPERATIONS
   Net investment income (loss)                            $       (511)      $    (85,558)       $      8,103        $     (2,036)
   Net realized gain (loss)                                        (949)             7,428                (968)             (1,757)
   Net unrealized appreciation (depreciation)                   (48,162)        (1,832,249)             15,850             (65,149)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) resulting from operations            (49,622)        (1,910,379)             22,985             (68,942)
                                                           ------------       ------------        ------------        ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             -                  -                   -                   -
   Participant transfers                                         63,645          8,500,326             101,415             196,528
   Participant withdrawals                                      (13,685)          (668,171)            (40,986)            (14,929)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              49,960          7,832,155              60,429             181,599
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets                            338          5,921,776              83,414             112,657
NET ASSETS
   Beginning of period                                          154,560          3,732,305             196,994              94,641
                                                           ------------       ------------        ------------        ------------
   End of period                                           $    154,898       $  9,654,081        $    280,408        $    207,298
                                                           ============       ============        ============        ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                            PHOENIX-MFS                                                PHOENIX-
                                                         INVESTORS GROWTH     PHOENIX-MFS        PHOENIX-MFS       OAKHURST GROWTH
                                                              STOCK         INVESTORS TRUST         VALUE             AND INCOME
                                                           SUBACCOUNT(2)     SUBACCOUNT(2)      SUBACCOUNT(2)         SUBACCOUNT
                                                          ---------------   ---------------     -------------      ---------------
FROM OPERATIONS
   Net investment income (loss)                            $        (57)      $        (22)       $        (10)       $       (240)
   Net realized gain (loss)                                         (41)               (19)                (12)               (195)
   Net unrealized appreciation (depreciation)                    (1,290)              (727)               (560)            (14,257)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) resulting from operations             (1,388)              (768)               (582)            (14,692)
                                                           ------------       ------------        ------------        ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             -                  -                   -                   -
   Participant transfers                                          6,398              4,265               4,265              20,232
   Participant withdrawals                                         (364)              (177)               (115)             (8,022)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               6,034              4,088               4,150              12,210
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets                          4,646              3,320               3,568              (2,482)
NET ASSETS
   Beginning of period                                              -                  -                   -                64,275
                                                           ------------       ------------        ------------        ------------
   End of period                                           $      4,646       $      3,320        $      3,568        $     61,793
                                                           ============       ============        ============        ============

                                                              PHOENIX-
                                                              OAKHURST     PHOENIX-SANFORD     PHOENIX-SANFORD      PHOENIX-SANFORD
                                                             STRATEGIC     BERNSTEIN GLOBAL     BERNSTEIN MID-      BERNSTEIN SMALL-
                                                            ALLOCATION          VALUE             CAP VALUE            CAP VALUE
                                                            SUBACCOUNT      SUBACCOUNT(1)         SUBACCOUNT           SUBACCOUNT
                                                           ------------    ----------------    ---------------      ----------------
FROM OPERATIONS
   Net investment income (loss)                            $      5,194       $        (18)       $     (1,047)       $       (432)
   Net realized gain (loss)                                     (17,765)               (59)              8,274               1,662
   Net unrealized appreciation (depreciation)                   (45,292)            (1,154)            (34,731)             (6,286)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) resulting from operations            (57,863)            (1,231)            (27,504)             (5,056)
                                                           ------------       ------------        ------------        ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             -                  -                   -                   -
   Participant transfers                                        129,295              8,220              42,119              14,481
   Participant withdrawals                                      (29,692)              (357)            (35,945)             (6,673)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              99,603              7,863               6,174               7,808
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets                         41,740              6,632             (21,330)              2,752
NET ASSETS
   Beginning of period                                          242,828                -               216,385              40,454
                                                           ------------       ------------        ------------        ------------
   End of period                                           $    284,568       $      6,632        $    195,055        $     43,206
                                                           ============       ============        ============        ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                           PHOENIX-SENECA    PHOENIX-SENECA     AIM V.I. CAPITAL   AIM V.I. PREMIER
                                                           MID-CAP GROWTH   STRATEGIC THEME       APPRECIATION         EQUITY
                                                             SUBACCOUNT       SUBACCOUNT          SUBACCOUNT(4)      SUBACCOUNT(3)
                                                           --------------    --------------     ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                            $       (951)      $       (312)       $        (52)       $       (113)
   Net realized gain (loss)                                      (4,656)              (685)               (183)             (2,871)
   Net unrealized appreciation (depreciation)                   (29,865)           (10,402)             (1,433)             (5,658)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) resulting from operations            (35,472)           (11,399)             (1,668)             (8,642)
                                                           ------------       ------------        ------------        ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             -                  -                   -                   -
   Participant transfers                                         20,963                -                 9,160              34,161
   Participant withdrawals                                       (6,878)            (1,702)             (1,028)             (3,109)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              14,085             (1,702)              8,132              31,052
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets                        (21,387)           (13,101)              6,464              22,410
NET ASSETS
   Beginning of period                                           84,144             33,775                 -                   -
                                                           ------------       ------------        ------------        ------------
   End of period                                           $     62,757       $     20,674        $      6,464        $     22,410
                                                           ============       ============        ============        ============

                                                                             FEDERATED FUND
                                                           ALGER AMERICAN       FOR U.S.         FEDERATED HIGH
                                                             LEVERAGED        GOVERNMENT          INCOME BOND
                                                               ALLCAP        SECURITIES II          FUND II        VIP CONTRAFUND(R)
                                                             SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                           --------------    --------------      --------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                            $     (1,876)      $     11,790        $      1,633        $       (672)
   Net realized gain (loss)                                      (6,164)               759                  14                (203)
   Net unrealized appreciation (depreciation)                   (59,469)            46,947              (1,161)             (7,935)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) resulting from operations            (67,509)            59,496                 486              (8,810)
                                                           ------------       ------------        ------------        ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             -                  -                   -                   -
   Participant transfers                                            -              605,301              16,923             100,311
   Participant withdrawals                                      (15,953)          (102,837)                (59)             (7,250)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (15,953)           502,464              16,864              93,061
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets                        (83,462)           561,960              17,350              84,251
NET ASSETS
   Beginning of period                                          199,421            429,676               9,170               4,296
                                                           ------------       ------------        ------------        ------------
   End of period                                           $    115,959       $    991,636        $     26,520        $     88,547
                                                           ============       ============        ============        ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                                       TEMPLETON
                                                                                                                       DEVELOPING
                                                             VIP GROWTH                          MUTUAL SHARES           MARKETS
                                                           OPPORTUNITIES       VIP GROWTH          SECURITIES          SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                           -------------       ----------        -------------         ----------
FROM OPERATIONS
   Net investment income (loss)                            $        (79)      $       (303)       $       (164)       $       (107)
   Net realized gain (loss)                                        (292)              (985)               (792)                153
   Net unrealized appreciation (depreciation)                    (7,021)            (9,119)             (8,225)                (96)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) resulting from operations             (7,392)           (10,407)             (9,181)                (50)
                                                           ------------       ------------        ------------        ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             -                  -                   -                   -
   Participant transfers                                         25,075              2,464              64,527                 -
   Participant withdrawals                                       (2,338)            (3,133)            (19,855)               (452)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              22,737               (669)             44,672                (452)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets                         15,345            (11,076)             35,491                (502)
NET ASSETS
   Beginning of period                                           11,396             32,190              14,547               7,024
                                                           ------------       ------------        ------------        ------------
   End of period                                           $     26,741       $     21,114        $     50,038        $      6,522
                                                           ============       ============        ============        ============

                                                            TEMPLETON          TEMPLETON         SCUDDER VIT
                                                             FOREIGN             GROWTH         EAFE(R) EQUITY
                                                            SECURITIES         SECURITIES           INDEX             TECHNOLOGY
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                            ----------         ----------       --------------        ----------
FROM OPERATIONS
   Net investment income (loss)                            $        323       $        747        $        369        $        (19)
   Net realized gain (loss)                                        (505)             1,239                (440)               (100)
   Net unrealized appreciation (depreciation)                   (10,080)           (17,918)            (10,889)             (1,093)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) resulting from operations            (10,262)           (15,932)            (10,960)             (1,212)
                                                           ------------       ------------        ------------        ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             -                  -                   -                   -
   Participant transfers                                         39,774             59,409              57,856                 -
   Participant withdrawals                                         (478)            (7,362)             (6,830)                (93)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              39,296             52,047              51,026                 (93)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets                         29,034             36,115              40,066              (1,305)
NET ASSETS
   Beginning of period                                           10,657             38,106               8,921               2,463
                                                           ------------       ------------        ------------        ------------
   End of period                                           $     39,691       $     74,221        $     48,987        $      1,158
                                                           ============       ============        ============        ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                 WANGER                                WANGER U.S.
                                                           WANGER FOREIGN     INTERNATIONAL                             SMALLER
                                                               FORTY            SMALL CAP        WANGER TWENTY         COMPANIES
                                                             SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                           --------------     -------------      -------------         -----------
FROM OPERATIONS
   Net investment income (loss)                            $        (46)      $       (483)       $     (1,203)       $     (1,795)
   Net realized gain (loss)                                         (95)            (1,186)                872              (3,825)
   Net unrealized appreciation (depreciation)                      (520)            (5,146)             (8,874)            (26,639)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) resulting from operations               (661)            (6,815)             (9,205)            (32,259)
                                                           ------------       ------------        ------------        ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             -                  -                   -                   -
   Participant transfers                                            -               17,155                 -                70,879
   Participant withdrawals                                         (547)            (4,979)            (20,064)            (16,473)
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                (547)            12,176             (20,064)             54,406
                                                           ------------       ------------        ------------        ------------
   Net increase (decrease) in net assets                         (1,208)             5,361             (29,269)             22,147
NET ASSETS
   Beginning of period                                            4,331             32,132             114,220             111,468
                                                           ------------       ------------        ------------        ------------
   End of period                                           $      3,123       $     37,493        $     84,951        $    133,615
                                                           ============       ============        ============        ============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1) From inception January 8, 2002 to December 31, 2002.
(2) From inception February 22, 2002 to December 31, 2002.
(3) From inception April 22, 2002 to December 31, 2002.
(4) From inception May 30, 2002 to December 31, 2002.

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                 PHOENIX-
                                                   PHOENIX-      PHOENIX-        DEUTSCHE       PHOENIX-DUFF &      PHOENIX-
                                                   ABERDEEN      DEUTSCHE       NASDAQ-100       PHELPS REAL        ENGEMANN
                                                INTERNATIONAL     DOW 30         INDEX(R)     ESTATE SECURITIES  CAPITAL GROWTH
                                                SUBACCOUNT(8)  SUBACCOUNT(3)   SUBACCOUNT(7)    SUBACCOUNT(14)    SUBACCOUNT(6)
                                                -------------  -------------   -------------  -----------------  --------------
FROM OPERATIONS
   Net investment income (loss)                 $      (451)    $        71      $     (14)      $     2,104       $      (506)
   Net realized gain (loss)                            (868)             34             (2)              225             1,040
   Net unrealized appreciation
      (depreciation)                                 (4,205)           (396)          (155)           (4,831)          (11,704)
                                                -----------     -----------      ---------       -----------       -----------
   Net increase (decrease) resulting from
      operations                                     (5,524)           (291)          (171)           (2,502)          (11,170)
                                                -----------     -----------      ---------       -----------       -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 -               -              -                 -                 -
   Participant transfers                            103,668          18,208          2,869           143,394           105,068
   Participant withdrawals                           (4,224)         (1,066)          (187)          (12,798)           (5,453)
                                                -----------     -----------      ---------       -----------       -----------
   Net increase (decrease) in net assets
      resulting from participant transactions        99,444          17,142          2,682           130,596            99,615
                                                -----------     -----------      ---------       -----------       -----------
   Net increase (decrease) in net assets             93,920          16,851          2,511           128,094            88,445
NET ASSETS
   Beginning of period                                  -               -              -                 -                 -
                                                -----------     -----------      ---------       -----------       -----------
   End of period                                $    93,920     $    16,851      $   2,511       $   128,094       $    88,445
                                                ===========     ===========      =========       ===========       ===========

                                                  PHOENIX-                     PHOENIX-GOODWIN       PHOENIX-
                                               ENGEMANN SMALL     PHOENIX-       MONEY MARKET     GOODWIN MULTI-
                                                 & MID-CAP     GOODWIN MONEY   SUBACCOUNT WITH    SECTOR FIXED    PHOENIX-HOLLISTER
                                                  GROWTH          MARKET      GUARANTEED MINIMUM     INCOME         VALUE EQUITY
                                               SUBACCOUNT(13)  SUBACCOUNT(1)   PAYMENT RIDER(2)    SUBACCOUNT(4)    SUBACCOUNT(5)
                                               --------------  -------------  ------------------  --------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                 $       (61)    $    11,402      $       696      $     8,417       $       380
   Net realized gain (loss)                             (55)            -                -             (1,149)              277
   Net unrealized appreciation
      (depreciation)                                     27             -                -             (2,977)          (19,640)
                                                -----------     -----------      -----------      -----------       -----------
   Net increase (decrease) resulting
      from operations                                   (89)         11,402              696            4,291           (18,983)
                                                -----------     -----------      -----------      -----------       -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 -         7,636,914        5,126,569              -                 -
   Participant transfers                             14,782      (5,797,018)      (3,660,436)         189,927           336,469
   Participant withdrawals                             (559)       (174,601)        (193,476)         (14,095)          (18,839)
                                                -----------     -----------      -----------      -----------       -----------
   Net increase (decrease) in net assets
      resulting from participant transactions        14,223       1,665,295        1,272,657          175,832           317,630
                                                -----------     -----------      -----------      -----------       -----------
   Net increase (decrease) in net assets             14,134       1,676,697        1,273,353          180,123           298,647
NET ASSETS
   Beginning of period                                  -               -                -                -                 -
                                                -----------     -----------      -----------      -----------       -----------
   End of period                                $    14,134     $ 1,676,697      $ 1,273,353      $   180,123       $   298,647
                                                ===========     ===========      ===========      ===========       ===========

                                                                 PHOENIX-J.P.
                                                                    MORGAN
                                                PHOENIX-J.P.       RESEARCH
                                                  MORGAN        ENHANCED INDEX
                                                 RESEARCH       SUBACCOUNT WITH    PHOENIX-JANUS    PHOENIX-JANUS    PHOENIX-JANUS
                                              ENHANCED INDEX  GUARANTEED MINIMUM    CORE EQUITY    FLEXIBLE INCOME      GROWTH
                                               SUBACCOUNT(9)   PAYMENT RIDER(5)    SUBACCOUNT(4)    SUBACCOUNT(7)   SUBACCOUNT(10)
                                              --------------  ------------------  --------------  ---------------   --------------
FROM OPERATIONS
   Net investment income (loss)                 $      103      $    (5,337)      $       86       $    4,626        $      (444)
   Net realized gain (loss)                         (2,360)             841           (1,099)             447             (1,297)
   Net unrealized appreciation
      (depreciation)                                 8,211          166,412           (5,492)          (5,295)            (4,662)
                                                ----------      -----------       ----------       ----------        -----------
   Net increase (decrease) resulting from
      operations                                     5,954          161,916           (6,505)            (222)            (6,403)
                                                ----------      -----------       ----------       ----------        -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                -                -                -                -                  -
   Participant transfers                           154,643        3,660,436          117,064          215,588            108,989
   Participant withdrawals                          (6,037)         (90,047)          (5,987)         (18,372)            (7,945)
                                                ----------      -----------       ----------       ----------        -----------
   Net increase (decrease) in net assets
      resulting from participant transactions      148,606        3,570,389          111,077          197,216            101,044
                                                ----------      -----------       ----------       ----------        -----------
   Net increase (decrease) in net assets           154,560        3,732,305          104,572          196,994             94,641
NET ASSETS
   Beginning of period                                 -                -                -                -                  -
                                                ----------      -----------       ----------       ----------        -----------
   End of period                                $  154,560      $ 3,732,305       $  104,572       $  196,994        $    94,641
                                                ==========      ===========       ==========       ==========        ===========

                                                                                  PHOENIX-
                                                 PHOENIX-          PHOENIX-       OAKHURST     PHOENIX-SANFORD   PHOENIX-SANFORD
                                                 OAKHURST      OAKHURST GROWTH    STRATEGIC     BERNSTEIN MID-   BERNSTEIN SMALL-
                                                 BALANCED        AND INCOME      ALLOCATION       CAP VALUE         CAP VALUE
                                               SUBACCOUNT(3)    SUBACCOUNT(8)   SUBACCOUNT(5)    SUBACCOUNT(7)    SUBACCOUNT(15)
                                               -------------   ---------------  -------------  ---------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                 $       598     $       (32)      $   2,163       $      827        $      167
   Net realized gain (loss)                             548            (782)            492            1,003               720
   Net unrealized appreciation
      (depreciation)                                 (1,174)            667          (4,108)           8,575               854
                                                -----------     -----------       ---------       ----------        ----------
   Net increase (decrease) resulting from
      operations                                        (28)           (147)         (1,453)          10,405             1,741
                                                -----------     -----------       ---------       ----------        ----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 -               -               -                -                 -
   Participant transfers                             76,507          69,226         261,680          224,311            41,663
   Participant withdrawals                           (4,101)         (4,804)        (17,399)         (18,331)           (2,950)
                                                -----------     -----------       ---------       ----------        ----------
   Net increase (decrease) in net assets
      resulting from participant transactions        72,406          64,422         244,281          205,980            38,713
                                                -----------     -----------       ---------       ----------        ----------
   Net increase (decrease) in net assets             72,378          64,275         242,828          216,385            40,454
NET ASSETS
   Beginning of period                                  -               -               -                -                 -
                                                -----------     -----------       ---------       ----------        ----------
   End of period                                $    72,378     $    64,275       $ 242,828       $  216,385        $   40,454
                                                ===========     ===========       =========       ==========        ==========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED DECEMBER 31, 2001
                                 (CONTINUED)

                                                                                                                   FEDERATED FUND
                                                                                  ALGER AMERICAN    DEUTSCHE VIT      FOR U.S.
                                                PHOENIX-SENECA  PHOENIX-SENECA      LEVERAGED      EAFE(R) EQUITY   GOVERNMENT
                                                MID-CAP GROWTH  STRATEGIC THEME  ALLCAP PORTFOLIO     INDEX        SECURITIES II
                                                 SUBACCOUNT(5)   SUBACCOUNT(4)     SUBACCOUNT(5)   SUBACCOUNT(7)   SUBACCOUNT(4)
                                                --------------  ---------------  ----------------  --------------  --------------
FROM OPERATIONS
   Net investment income (loss)                 $      (414)    $      (172)      $     (917)      $      (34)       $   (2,096)
   Net realized gain (loss)                            (350)            (77)            (167)               1            (1,135)
   Net unrealized appreciation
      (depreciation)                                 (7,235)         (3,279)          (3,210)             (26)            5,004
                                                -----------     -----------       ----------       ----------        ----------
   Net increase (decrease) resulting from
      operations                                     (7,999)         (3,528)          (4,294)             (59)            1,773
                                                -----------     -----------       ----------       ----------        ----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 -               -                -                -                 -
   Participant transfers                             97,709          39,489          224,595            9,267           455,089
   Participant withdrawals                           (5,566)         (2,186)         (20,880)            (287)          (27,186)
                                                -----------     -----------       ----------       ----------        ----------
   Net increase (decrease) in net assets
      resulting from participant transactions        92,143          37,303          203,715            8,980           427,903
                                                -----------     -----------       ----------       ----------        ----------
   Net increase (decrease) in net assets             84,144          33,775          199,421            8,921           429,676
NET ASSETS
   Beginning of period                                  -               -                -                -                 -
                                                -----------     -----------       ----------       ----------        ----------
   End of period                                $    84,144     $    33,775       $  199,421       $    8,921        $  429,676
                                                ===========     ===========       ==========       ==========        ==========

                                               FEDERATED HIGH                      VIP GROWTH
                                                INCOME BOND    VIP CONTRAFUND(R)  OPPORTUNITIES   VIP GROWTH     MUTUAL SHARES
                                                  FUND II         PORTFOLIO         PORTFOLIO      PORTFOLIO      SECURITIES
                                               SUBACCOUNT(7)    SUBACCOUNT(15)    SUBACCOUNT(8)  SUBACCOUNT(16)  SUBACCOUNT(7)
                                               --------------  -----------------  -------------  --------------  -------------
FROM OPERATIONS
   Net investment income (loss)                 $       (42)    $       (16)      $      (76)      $     (47)       $     (59)
   Net realized gain (loss)                            (362)           (873)          (1,692)            (24)          (1,499)
   Net unrealized appreciation
      (depreciation)                                    (80)            150             (453)            482              578
                                                -----------     -----------       ----------       ---------        ---------
   Net increase (decrease) resulting from
      operations                                       (484)           (739)          (2,221)            411             (980)
                                                -----------     -----------       ----------       ---------        ---------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                 -               -                -               -                -
   Participant transfers                             10,589           4,307           12,640          36,327           14,374
   Participant withdrawals                             (935)            728              977          (4,548)           1,153
                                                -----------     -----------       ----------       ---------        ---------
   Net increase (decrease) in net assets
      resulting from participant transactions         9,654           5,035           13,617          31,779           15,527
                                                -----------     -----------       ----------       ---------        ---------
   Net increase (decrease) in net assets              9,170           4,296           11,396          32,190           14,547
NET ASSETS
   Beginning of period                                  -               -                -               -                -
                                                -----------     -----------       ----------       ---------        ---------
   End of period                                $     9,170     $     4,296       $   11,396       $  32,190        $  14,547
                                                ===========     ===========       ==========       =========        =========

                                                 TEMPLETON
                                                 DEVELOPING      TEMPLETON       TEMPLETON
                                                  MARKETS         GROWTH       INTERNATIONAL     TECHNOLOGY      WANGER FOREIGN
                                                 SECURITIES     SECURITIES       SECURITIES       PORTFOLIO          FORTY
                                               SUBACCOUNT(13)  SUBACCOUNT(12)  SUBACCOUNT(13)   SUBACCOUNT(7)    SUBACCOUNT(7)
                                               --------------  --------------  --------------   -------------    --------------
FROM OPERATIONS
   Net investment income (loss)                 $      (32)     $      (96)      $     (39)      $     (13)        $     (25)
   Net realized gain (loss)                            (19)             57            (206)             (2)              (18)
   Net unrealized appreciation
      (depreciation)                                   (29)            830            (364)           (204)             (298)
                                                ----------      ----------       ---------       ---------         ---------
   Net increase (decrease) resulting from
      operations                                       (80)            791            (609)           (219)             (341)
                                                ----------      ----------       ---------       ---------         ---------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                -               -               -               -                 -
   Participant transfers                             7,391          40,925          11,698           2,869             5,078
   Participant withdrawals                            (287)         (3,610)           (432)           (187)             (406)
                                                ----------      ----------       ---------       ---------         ---------
   Net increase (decrease) in net assets
      resulting from participant transactions        7,104          37,315          11,266           2,682             4,672
                                                ----------      ----------       ---------       ---------         ---------
   Net increase (decrease) in net assets             7,024          38,106          10,657           2,463             4,331
NET ASSETS
   Beginning of period                                 -               -               -               -                 -
                                                ----------      ----------       ---------       ---------         ---------
   End of period                                $    7,024      $   38,106       $  10,657       $   2,463         $   4,331
                                                ==========      ==========       =========       =========         =========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED DECEMBER 31, 2001
                                 (CONTINUED)

                                                   WANGER
                                               INTERNATIONAL
                                                 SMALL CAP        WANGER TWENTY    WANGER U.S. SMALL CAP
                                                 SUBACCOUNT(11)   SUBACCOUNT(14)       SUBACCOUNT(7)
                                               ----------------   --------------   ---------------------
FROM OPERATIONS
   Net investment income (loss)                  $       (77)       $     (493)           $     (384)
   Net realized gain (loss)                               41               244                   (14)
   Net unrealized appreciation
      (depreciation)                                    (418)            9,530                 1,138
                                                 -----------        ----------            ----------
   Net increase (decrease) resulting from
      operations                                        (454)            9,281                   740
                                                 -----------        ----------            ----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                  -                 -                     -
   Participant transfers                              36,037           115,103               119,403
   Participant withdrawals                            (3,451)          (10,164)               (8,675)
                                                 -----------        ----------            ----------
   Net increase (decrease) in net assets
      resulting from participant transactions         32,586           104,939               110,728
                                                 -----------        ----------            ----------
   Net increase (decrease) in net assets              32,132           114,220               111,468
NET ASSETS
   Beginning of period                                   -                 -                     -
                                                 -----------        ----------            ----------
   End of period                                 $    32,132        $  114,220            $  111,468
                                                 ===========        ==========            ==========

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2001

 (1)  From inception May 10, 2001 to December 31, 2001
 (2)  From inception May 29, 2001 to December 31, 2001
 (3)  From inception June 12, 2001 to December 31, 2001
 (4)  From inception June 22, 2001 to December 31, 2001
 (5)  From inception June 25, 2001 to December 31, 2001
 (6)  From inception June 26, 2001 to December 31, 2001
 (7)  From inception July 19, 2001 to December 31, 2001
 (8)  From inception July 23, 2001 to December 31, 2001
 (9)  From inception July 27, 2001 to December 31, 2001
(10)  From inception August 3, 2001 to December 31, 2001
(11)  From inception August 10, 2001 to December 31, 2001
(12)  From inception August 13, 2001 to December 31, 2001
(13)  From inception August 17, 2001 to December 31, 2001
(14)  From inception August 24, 2001 to December 31, 2001
(15)  From inception September 5, 2001 to December 31, 2001
(16)  From inception September 24, 2001 to December 31, 2001

                       See Notes to Financial Statements

                           PHOENIX INCOME CHOICE(SM)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

     The PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

     Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Fixed Income Allocation Account ("FIA").

     The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                                 INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                       High total return consistent with reasonable risk.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                            Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                           Long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series            Long-term capital growth.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                              Track the total return of the Dow Jones Industrial Average(SM)
                                                            before fund expenses.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                 Track the total return of the Nasdaq-100 Index(R) before fund expenses.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         Capital appreciation and income with approximately equal emphasis.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                      Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series              Long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                         As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series            Long-term total return.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                       Long-term capital appreciation. The series has a secondary investment objective to seek current income.
-------------------------------------------------------------------------------------------------------------------------------
                                                            High total return by investing in a broadly diversified portfolio
Phoenix-J.P. Morgan Research Enhanced Index Series          of equity securities of large and medium capitalization companies within the market sectors found in the S&P 500.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                        Maximum total return consistent with the preservation of capital.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                 Long-term growth of capital in a manner consistent with the preservation of capital.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                         Long-term capital appreciation with dividend income as a secondary consideration.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                Long-term capital appreciation with dividend income as a secondary consideration.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series           Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                       Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                        Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                   High current income and long-term capital appreciation to produce a high total return.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                  Capital appreciation with income as a secondary consideration.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                    Capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                   Long-term growth of capital and future income rather than current income.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                          Long-term growth of capital and secondarily to provide reasonable current income.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                    Capital appreciation and reasonable income.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                   Dividend growth, current income and capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                High total return over an extended period of time consistent with prudent investment risk.
-------------------------------------------------------------------------------------------------------------------------------

                           PHOENIX INCOME CHOICE(SM)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                                 INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series               Long-term capital growth through investment in equity securities of foreign and U.S. companies.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              Long-term capital appreciation. Current income is a secondary investment objective.
-------------------------------------------------------------------------------------------------------------------------------
                                                            Long-term capital appreciation by investing primarily in small
Phoenix-Sanford Bernstein Small-Cap Value Series            capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                        Capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                       Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series       Long-term capital growth.
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                      Capital appreciation by investing primarily in equity securities.
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          Growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                Long-term growth of capital with income as a secondary objective.
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II            Current income.
-------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                          High current income.
-------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                 Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                          Capital growth.
-------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                        Capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                               Capital appreciation with income as a secondary objective.
-------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           Long-term capital growth.
-------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                      High total return.
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                            Long-term capital growth.
-------------------------------------------------------------------------------------------------------------------------------
                                                            Replicate, as closely as possible, before expenses, the performance
Scudder VIT EAFE(R) Equity Index Fund                       of the EAFE(R) Index which measures international stock market performance.
-------------------------------------------------------------------------------------------------------------------------------
                                                            Replicate, as closely as possible, before expenses, the performance
Scudder VIT Equity 500 Index Fund                           of the Standard & Poor's 500 Index which emphasizes stocks of large
                                                            U.S. companies.
-------------------------------------------------------------------------------------------------------------------------------
                                                            Long-term capital appreciation by investing primarily in equity
Technology Portfolio                                        securities of companies that the Adviser expects will benefit from their involvement in technology-related industries.
-------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                        Long-term capital growth.
-------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              Long-term capital growth.
-------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                               Long-term capital growth.
-------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               Long-term capital growth.
-------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.

                           PHOENIX INCOME CHOICE(SM)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS

    Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:

SUBACCOUNT                                                                      PURCHASES                  SALES
----------                                                                      ---------                  -----
The Phoenix Edge Series Fund
   Phoenix-Aberdeen International Series                                     $       17,546            $      8,201
   Phoenix-AIM Mid-Cap Equity Series                                                 26,210                  11,770
   Phoenix-Alliance/Bernstein Growth + Value Series                                   4,215                     243
   Phoenix-Deutsche Dow 30 Series                                                   284,754                  47,235
   Phoenix-Deutsche Nasdaq-100 Index(R) Series                                      121,244                   4,413
   Phoenix-Duff & Phelps Real Estate Securities Series                               39,914                  29,776
   Phoenix-Engemann Capital Growth Series                                            48,458                  26,362
   Phoenix-Engemann Small & Mid-Cap Growth Series                                     3,290                   2,344
   Phoenix-Goodwin Money Market Series                                           10,928,789               9,975,370
   Phoenix-Goodwin Money Market Series with Guaranteed Minimum
      Payment Rider                                                              11,141,156               9,694,914
   Phoenix-Goodwin Multi-Sector Fixed Income Series                                  96,637                  40,953
   Phoenix-Hollister Value Equity Series                                            100,452                  55,435
   Phoenix-J.P. Morgan Research Enhanced Index Series                                72,279                  22,779
   Phoenix-J.P. Morgan Research Enhanced Index Series with
      Guaranteed Minimum Payment Rider                                            9,235,315               1,475,933
   Phoenix-Janus Flexible Income Series                                             278,600                 209,043
   Phoenix-Janus Growth Series                                                      235,858                  56,172
   Phoenix-MFS Investors Growth Stock Series                                          6,341                     359
   Phoenix-MFS Investors Trust Series                                                 4,322                     246
   Phoenix-MFS Value Series                                                           4,411                     263
   Phoenix-Oakhurst Growth and Income Series                                         33,161                  21,197
   Phoenix-Oakhurst Strategic Allocation Series                                     304,095                 199,279
   Phoenix-Sanford Bernstein Global Value Series                                     10,981                   3,129
   Phoenix-Sanford Bernstein Mid-Cap Value Series                                    92,841                  72,745
   Phoenix-Sanford Bernstein Small-Cap Value Series                                  24,928                  15,609
   Phoenix-Seneca Mid-Cap Growth Series                                              41,937                  28,847
   Phoenix-Seneca Strategic Theme Series                                              1,786                   3,820

                           PHOENIX INCOME CHOICE(SM)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                      PURCHASES                  SALES
----------                                                                      ---------                  -----
AIM Variable Insurance Funds
    AIM V.I. Capital Appreciation Fund                                       $        9,111            $      1,025
    AIM V.I. Premier Equity Fund                                                     66,420                  35,461

The Alger American Fund
    Alger American Leveraged AllCap Portfolio                                           136                  18,096

Federated Insurance Series
    Federated Fund for U.S. Government Securities II                                702,771                 187,983
    Federated High Income Bond Fund II                                               44,436                  25,917

Fidelity(R) Variable Insurance Products
    VIP Contrafund(R) Portfolio                                                     117,558                  25,080
    VIP Growth Opportunities Portfolio                                               32,825                  10,154
    VIP Growth Portfolio                                                              2,647                   3,623

Franklin Templeton Variable Insurance Products Trust - Class 2
    Mutual Shares Securities Fund                                                   141,472                  95,320
    Templeton Developing Markets Securities Fund                                      2,684                   3,244
    Templeton Foreign Securities Fund                                                68,357                  28,735
    Templeton Growth Securities Fund                                                 63,088                   8,646

Scudder VIT Funds
    Scudder VIT EAFE(R) Equity Index Fund                                            56,871                   4,609

The Universal Institutional Funds, Inc.
    Technology Portfolio                                                                  1                     115

Wanger Advisors Trust
    Wanger Foreign Forty                                                                  4                     598
    Wanger International Small Cap                                                   30,407                  18,704
    Wanger Twenty                                                                        89                  21,391
    Wanger U.S. Smaller Companies                                                   105,231                  52,604

                          PHOENIX INCOME CHOICE(SM)
                      PHL VARIABLE ACCUMULATION ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES

    A summary of Financial Highlights of the Account for the periods ended December 31, 2002 and 2001 follows:

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                                       ------------------------------
                                                                                          2002                2001
                                                                                       ----------          ----------
THE PHOENIX EDGE SERIES FUND
   PHOENIX-ABERDEEN INTERNATIONAL SERIES(8)
   Units                                                                                   56,265              51,293
   Unit Value, end of period                                                           $ 1.540402          $ 1.831030
   Net assets, end of period (thousands)                                               $       87          $       94
   Mortality and Expense fees as a % of average net assets                                   1.25%               1.25%(21)
   Net investment income as a % of average net assets                                       (0.16%)             (1.26%)(21)
   Total return                                                                            (15.87%)             (3.97%)

   PHOENIX-AIM MID-CAP EQUITY SERIES(19)
   Units                                                                                    6,497                   -
   Unit Value, end of period                                                           $ 1.871139                   -
   Net assets, end of period (thousands)                                               $       12                   -
   Mortality and Expense fees as a % of average net assets                                   1.25%(21)              -
   Net investment income as a % of average net assets                                       (1.22%)(21)             -
   Total return                                                                            (15.74%)                 -

   PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(18)
   Units                                                                                    2,036                   -
   Unit Value, end of period                                                           $ 1.580556                   -
   Net assets, end of period (thousands)                                               $        3                   -
   Mortality and Expense fees as a % of average net assets                                   1.25%(21)              -
   Net investment income as a % of average net assets                                       (0.73%)(21)             -
   Total return                                                                            (19.04%)                 -

   PHOENIX-DEUTSCHE DOW 30 SERIES(3)
   Units                                                                                  136,591               8,955
   Unit Value, end of period                                                           $ 1.570189          $ 1.881746
   Net assets, end of period (thousands)                                               $      214          $       17
   Mortality and Expense fees as a % of average net assets                                   1.25%               1.25%(21)
   Net investment income as a % of average net assets                                        0.73%               1.20%(21)
   Total return                                                                            (16.56%)             (2.27%)

   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES(7)
   Units                                                                                   92,418               1,342
   Unit Value, end of period                                                           $ 1.153653          $ 1.871570
   Net assets, end of period (thousands)                                               $      107          $        3
   Mortality and Expense fees as a % of average net assets                                   1.25%               1.25%(21)
   Net investment income as a % of average net assets                                       (1.22%)             (1.30%)(21)
   Total return                                                                            (38.36%)             (6.34%)

                      PHOENIX INCOME CHOICE(SM)
                  PHL VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                                          ------------------------------
                                                                                             2002                2001
                                                                                          ----------          ----------
   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(14)
   Units                                                                                      65,098              62,114
   Unit Value, end of period                                                              $ 2.282511          $ 2.062236
   Net assets, end of period (thousands)                                                  $      149          $      128
   Mortality and Expense fees as a % of average net assets                                      1.25%               1.25%)(21)
   Net investment income as a % of average net assets                                           2.61%               5.53%(21)
   Total return                                                                                10.68%              (3.42%)

   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(6)
   Units                                                                                      64,424              50,839
   Unit Value, end of period                                                              $ 1.291678          $ 1.739675
   Net assets, end of period (thousands)                                                  $       83          $       88
   Mortality and Expense fees as a % of average net assets                                      1.25%               1.25%(21)
   Net investment income as a % of average net assets                                          (1.23%)             (1.26%)(21)
   Total return                                                                               (25.75%)            (14.56%)

   PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(13)
   Units                                                                                       8,522               7,966
   Unit Value, end of period                                                              $ 1.247415          $ 1.774291
   Net assets, end of period (thousands)                                                  $       11          $       14
   Mortality and Expense fees as a % of average net assets                                      1.25%               1.25%(21)
   Net investment income as a % of average net assets                                          (1.22%)             (1.27%)(21)
   Total return                                                                               (29.70%)             (0.28%)

   PHOENIX-GOODWIN MONEY MARKET SERIES(1)
   Units                                                                                   1,298,078             829,180
   Unit Value, end of period                                                              $ 2.025191          $ 2.022115
   Net assets, end of period (thousands)                                                  $    2,629          $    1,677
   Mortality and Expense fees as a % of average net assets                                      1.25%               1.25%(21)
   Net investment income as a % of average net assets                                           0.14%               1.51%(21)
   Total return                                                                                 0.15%               1.11%

   PHOENIX-GOODWIN MONEY MARKET SERIES WITH GUARANTEED MINIMUM
      PAYMENT RIDER(2)
   Units                                                                                   1,365,410             634,420
   Unit Value, end of period                                                              $ 1.989817          $ 2.007114
   Net assets, end of period (thousands)                                                  $    2,717          $    1,273
   Mortality and Expense fees as a % of average net assets                                      2.25%               2.25%(21)
   Net investment income as a % of average net assets                                              -                0.19%(21)
   Total return                                                                                (0.86%)              0.36%

                      PHOENIX INCOME CHOICE(SM)
                  PHL VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                                          ------------------------------
                                                                                             2002                2001
                                                                                          ----------          ----------
   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(4)
   Units                                                                                     108,603              88,108
   Unit Value, end of period                                                              $ 2.220647          $ 2.044343
   Net assets, end of period (thousands)                                                  $      241          $      180
   Mortality and Expense fees as a % of average net assets                                      1.25%               1.25%(21)
   Net investment income as a % of average net assets                                           5.87%              11.56%(21)
   Total return                                                                                 8.62%               2.60%

   PHOENIX-HOLLISTER VALUE EQUITY SERIES(5)
   Units                                                                                     194,518             165,518
   Unit Value, end of period                                                              $ 1.390962          $ 1.804317
   Net assets, end of period (thousands)                                                  $      271          $      299
   Mortality and Expense fees as a % of average net assets                                      1.25%               1.25%(21)
   Net investment income as a % of average net assets                                          (0.29%)              0.31%(21)
   Total return                                                                               (22.91%)             (9.02%)

   PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES(9)
   Units                                                                                     108,616              81,674
   Unit Value, end of period                                                              $ 1.426113          $ 1.892401
   Net assets, end of period (thousands)                                                  $      155          $      155
   Mortality and Expense fees as a % of average net assets                                      1.25%               2.25%(21)
   Net investment income as a % of average net assets                                          (0.31%)              0.21%(21)
   Total return                                                                               (24.64%)             (5.11%)

   PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES WITH
      GUARANTEED MINIMUM PAYMENT RIDER(5)
   Units                                                                                   6,876,439           1,983,081
   Unit Value, end of period                                                              $ 1.403936          $ 1.882074
   Net assets, end of period (thousands)                                                  $    9,654          $    3,732
   Mortality and Expense fees as a % of average net assets                                      2.25%               1.25%(21)
   Net investment income as a % of average net assets                                              -               (0.70%)(21)
   Total return                                                                               (25.40%)             (7.33%)

   PHOENIX-JANUS FLEXIBLE INCOME SERIES(7)
   Units                                                                                     124,514              95,552
   Unit Value, end of period                                                              $ 2.252015          $ 2.061642
   Net assets, end of period (thousands)                                                  $      280          $      197
   Mortality and Expense fees as a % of average net assets                                      1.25%               1.25%(21)
   Net investment income as a % of average net assets                                           3.24%               7.02%(21)
   Total return                                                                                 9.23%               2.08%

                      PHOENIX INCOME CHOICE(SM)
                  PHL VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                                          ------------------------------
                                                                                             2002                2001
                                                                                          ----------          ----------
   PHOENIX-JANUS GROWTH SERIES(10)
   Units                                                                                     168,292              53,990
   Unit Value, end of period                                                              $ 1.231776          $ 1.752936
   Net assets, end of period (thousands)                                                  $      207          $       95
   Mortality and Expense fees as a % of average net assets                                      1.25%               1.25%(21)
   Net investment income as a % of average net assets                                          (1.11%)             (1.27%)(21)
   Total return                                                                               (29.73%)            (10.52%)

   PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(18)
   Units                                                                                       3,050                   -
   Unit Value, end of period                                                              $ 1.522962                   -
   Net assets, end of period (thousands)                                                  $        5                   -
   Mortality and Expense fees as a % of average net assets                                      1.25%(21)              -
   Net investment income as a % of average net assets                                          (1.23%)(21)             -
   Total return                                                                               (22.55%)                 -

   PHOENIX-MFS INVESTORS TRUST SERIES(18)
   Units                                                                                       2,041                   -
   Unit Value, end of period                                                              $ 1.627206                   -
   Net assets, end of period (thousands)                                                  $        3                   -
   Mortality and Expense fees as a % of average net assets                                      1.25%(21)              -
   Net investment income as a % of average net assets                                          (0.69%)(21)             -
   Total return                                                                               (18.34%)                 -

   PHOENIX-MFS VALUE SERIES(18)
   Units                                                                                       1,988                   -
   Unit Value, end of period                                                              $ 1.795142                   -
   Net assets, end of period (thousands)                                                  $        4                   -
   Mortality and Expense fees as a % of average net assets                                      1.25%(21)              -
   Net investment income as a % of average net assets                                          (0.30%)(21)             -
   Total return                                                                               (13.74%)                 -

   PHOENIX-OAKHURST GROWTH AND INCOME SERIES(8)
   Units                                                                                      42,484              33,813
   Unit Value, end of period                                                              $ 1.454513          $ 1.900900
   Net assets, end of period (thousands)                                                  $       62          $       64
   Mortality and Expense fees as a % of average net assets                                      1.25%               1.25%(21)
   Net investment income as a % of average net assets                                          (0.39%)             (0.16%)(21)
   Total return                                                                               (23.48%)             (4.85%)

                      PHOENIX INCOME CHOICE(SM)
                  PHL VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                                          ------------------------------
                                                                                             2002                2001
                                                                                          ----------          ----------
   PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(5)
   Units                                                                                     162,197             120,852
   Unit Value, end of period                                                              $ 1.754461          $ 2.009307
   Net assets, end of period (thousands)                                                  $      285          $      243
   Mortality and Expense fees as a % of average net assets                                      1.25%               1.25%(21)
   Net investment income as a % of average net assets                                           1.44%               2.34%(21)
   Total return                                                                               (12.68%)             (0.72%)

   PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(17)
   Units                                                                                       4,097                   -
   Unit Value, end of period                                                              $ 1.618754                   -
   Net assets, end of period (thousands)                                                  $        7                   -
   Mortality and Expense fees as a % of average net assets                                      1.25%(21)              -
   Net investment income as a % of average net assets                                          (0.26%)(21)             -
   Total return                                                                               (15.81%)                 -

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(7)
   Units                                                                                      96,433              96,608
   Unit Value, end of period                                                              $ 2.022712          $ 2.239820
   Net assets, end of period (thousands)                                                  $      195          $      216
   Mortality and Expense fees as a % of average net assets                                      1.25%               1.25%(21)
   Net investment income as a % of average net assets                                          (0.41%)              1.40%(21)
   Total return                                                                                (9.69%)              6.86%

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(15)
   Units                                                                                      22,615              19,125
   Unit Value, end of period                                                              $ 1.910502          $ 2.115260
   Net assets, end of period (thousands)                                                  $       43          $       40
   Mortality and Expense fees as a % of average net assets                                      1.25%               1.25%(21)
   Net investment income as a % of average net assets                                          (0.83%)              3.03%(21)
   Total return                                                                                (9.68%)              1.04%

   PHOENIX-SENECA MID-CAP GROWTH SERIES(5)
   Units                                                                                      55,831              49,897
   Unit Value, end of period                                                              $ 1.124040          $ 1.686345
   Net assets, end of period (thousands)                                                  $       63          $       84
   Mortality and Expense fees as a % of average net assets                                      1.25%               1.25%(21)
   Net investment income as a % of average net assets                                          (1.22%)             (1.26%)(21)
   Total return                                                                               (33.34%)            (13.48%)

                      PHOENIX INCOME CHOICE(SM)
                  PHL VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                                       ------------------------------
                                                                                          2002                2001
                                                                                       ----------          ----------
   PHOENIX-SENECA STRATEGIC THEME SERIES(4)
   Units                                                                                   19,543              20,499
   Unit Value, end of period                                                           $ 1.057881          $ 1.647637
   Net assets, end of period (thousands)                                               $       21          $       34
   Mortality and Expense fees as a % of average net assets                                   1.25%               1.25%(21)
   Net investment income as a % of average net assets                                       (1.22%)             (1.25%)(21)
   Total return                                                                            (35.79%)            (17.70%)

AIM VARIABLE INSURANCE FUNDS
   AIM V.I. CAPITAL APPRECIATION FUND(20)
   Units                                                                                    4,676                   -
   Unit Value, end of period                                                           $ 1.382258                   -
   Net assets, end of period (thousands)                                               $        6                   -
   Mortality and Expense fees as a % of average net assets                                   1.25%(21)              -
   Net investment income as a % of average net assets                                       (1.21%)(21)             -
   Total return                                                                            (18.74%)                 -

   AIM V.I. PREMIER EQUITY FUND(19)
   Units                                                                                   17,335                   -
   Unit Value, end of period                                                           $ 1.292784                   -
   Net assets, end of period (thousands)                                               $       22                   -
   Mortality and Expense fees as a % of average net assets                                   1.25%(21)              -
   Net investment income as a % of average net assets                                       (0.67%)(21)             -
   Total return                                                                            (24.99%)                 -

THE ALGER AMERICAN FUND
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(5)
   Units                                                                                   94,858             106,464
   Unit Value, end of period                                                           $ 1.222448          $ 1.873135
   Net assets, end of period (thousands)                                               $      116          $      199
   Mortality and Expense fees as a % of average net assets                                   1.25%               1.25%(21)
   Net investment income as a % of average net assets                                       (1.21%)             (1.28%)(21)
   Total return                                                                            (34.74%)             (7.82%)

FEDERATED INSURANCE SERIES
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(4)
   Units                                                                                  447,334             208,725
   Unit Value, end of period                                                           $ 2.216769          $ 2.058578
   Net assets, end of period (thousands)                                               $      992          $      430
   Mortality and Expense fees as a % of average net assets                                   1.25%               1.25%(21)
   Net investment income as a % of average net assets                                        1.51%              (1.27%)(21)
   Total return                                                                              7.68%               2.66%

                      PHOENIX INCOME CHOICE(SM)
                  PHL VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                                       ------------------------------
                                                                                          2002                2001
                                                                                       ----------          ----------
   FEDERATED HIGH INCOME BOND FUND II(7)
   Units                                                                                   13,403               4,640
   Unit Value, end of period                                                           $ 1.978689          $ 1.976301
   Net assets, end of period (thousands)                                               $       27          $        9
   Mortality and Expense fees as a % of average net assets                                   1.25%               1.25%(21)
   Net investment income as a % of average net assets                                        8.12%              (1.24%)(21)
   Total return                                                                              0.12%              (0.05%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   VIP CONTRAFUND(R) PORTFOLIO(15)
   Units                                                                                   51,251               2,224
   Unit Value, end of period                                                           $ 1.727703          $ 1.931642
   Net assets, end of period (thousands)                                               $       89          $        4
   Mortality and Expense fees as a % of average net assets                                   1.25%               1.25%(21)
   Net investment income as a % of average net assets                                       (0.95%)             (1.29%)(21)
   Total return                                                                            (10.56%)              3.43%

   VIP GROWTH OPPORTUNITIES PORTFOLIO(8)
   Units                                                                                   18,348               6,029
   Unit Value, end of period                                                           $ 1.457473          $ 1.890201
   Net assets, end of period (thousands)                                               $       27          $       11
   Mortality and Expense fees as a % of average net assets                                   1.25%               1.25%(21)
   Net investment income as a % of average net assets                                       (0.29%)             (1.28%)(21)
   Total return                                                                            (22.89%)             (4.36%)

   VIP GROWTH PORTFOLIO(16)
   Units                                                                                   16,631              17,477
   Unit Value, end of period                                                           $ 1.269525          $ 1.841830
   Net assets, end of period (thousands)                                               $       21          $       32
   Mortality and Expense fees as a % of average net assets                                   1.25%               1.25%(21)
   Net investment income as a % of average net assets                                       (1.11%)             (1.30%)(21)
   Total return                                                                            (31.07%)             24.40%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
   MUTUAL SHARES SECURITIES FUND(7)
   Units                                                                                   29,440               7,453
   Unit Value, end of period                                                           $ 1.699694          $ 1.951757
   Net assets, end of period (thousands)                                               $       50          $       15
   Mortality and Expense fees as a % of average net assets                                   1.25%               1.25%(21)
   Net investment income as a % of average net assets                                       (0.25%)             (1.28%)(21)
   Total return                                                                            (12.91%)             (4.52%)

                      PHOENIX INCOME CHOICE(SM)
                  PHL VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                                       ------------------------------
                                                                                          2002                2001
                                                                                       ----------          ----------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND(13)
    Units                                                                                   3,560               3,781
    Unit Value, end of period                                                          $ 1.831811          $ 1.857729
    Net assets, end of period (thousands)                                              $        7          $        7
    Mortality and Expense fees as a % of average net assets                                  1.25%               1.25%(21)
    Net investment income as a % of average net assets                                      (1.54%)             (1.28%)(21)
    Total return                                                                            (1.40%)             (0.89%)

    TEMPLETON FOREIGN SECURITIES FUND(13)
    Units                                                                                  26,982               5,826
    Unit Value, end of period                                                          $ 1.470987          $ 1.829155
    Net assets, end of period (thousands)                                              $       40          $       11
    Mortality and Expense fees as a % of average net assets                                  1.25%               1.25%(21)
    Net investment income as a % of average net assets                                       1.00%              (1.26%)(21)
    Total return                                                                           (19.58%)             (7.19%)

    TEMPLETON GROWTH SECURITIES FUND(12)
    Units                                                                                  46,798              19,339
    Unit Value, end of period                                                          $ 1.586003          $ 1.970411
    Net assets, end of period (thousands)                                              $       74          $       38
    Mortality and Expense fees as a % of average net assets                                  1.25%               1.25%(21)
    Net investment income as a % of average net assets                                       1.04%              (1.31%)(21)
    Total return                                                                           (19.51%)              3.07%

SCUDDER VIT FUNDS
    SCUDDER VIT EAFE(R) EQUITY INDEX FUND(7)
    Units                                                                                  35,571               5,016
    Unit Value, end of period                                                          $ 1.377138          $ 1.778749
    Net assets, end of period (thousands)                                              $       49          $        9
    Mortality and Expense fees as a % of average net assets                                  1.25%               1.25%(21)
    Net investment income as a % of average net assets                                       1.18%              (1.27%)(21)
    Total return                                                                           (22.58%)             (6.37%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    TECHNOLOGY PORTFOLIO(7)
    Units                                                                                   1,285               1,378
    Unit Value, end of period                                                          $ 0.900581          $ 1.787116
    Net assets, end of period (thousands)                                              $        1          $        2
    Mortality and Expense fees as a % of average net assets                                  1.25%               1.25%(21)
    Net investment income as a % of average net assets                                      (1.18%)             (1.23%)(21)
    Total return                                                                           (49.61%)             (8.16%)

                      PHOENIX INCOME CHOICE(SM)
                  PHL VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                                       ------------------------------
                                                                                          2002                2001
                                                                                       ----------          ----------
WANGER ADVISORS TRUST
   WANGER FOREIGN FORTY(7)
   Units                                                                                    2,168               2,516
   Unit Value, end of period                                                           $ 1.440194          $ 1.721738
   Net assets, end of period (thousands)                                               $        3          $        4
   Mortality and Expense fees as a % of average net assets                                   1.25%               1.25%(21)
   Net investment income as a % of average net assets                                       (1.25%)             (1.26%)(21)
   Total return                                                                            (16.35%)             (6.97%)

   WANGER INTERNATIONAL SMALL CAP(11)
   Units                                                                                   25,926              18,906
   Unit Value, end of period                                                           $ 1.446168          $ 1.699564
   Net assets, end of period (thousands)                                               $       37          $       32
   Mortality and Expense fees as a % of average net assets                                   1.25%               1.25%(21)
   Net investment income as a % of average net assets                                       (1.25%)             (1.25%)(21)
   Total return                                                                            (14.91%)             (7.86%)

   WANGER TWENTY(14)
   Units                                                                                   43,092              52,856
   Unit Value, end of period                                                           $ 1.971397          $ 2.160987
   Net assets, end of period (thousands)                                               $       85          $      114
   Mortality and Expense fees as a % of average net assets                                   1.25%               1.25%(21)
   Net investment income as a % of average net assets                                       (1.24%)             (1.32%)(21)
   Total return                                                                             (8.77%)              8.60%

   WANGER U.S. SMALLER COMPANIES(7)
   Units                                                                                   80,514              55,179
   Unit Value, end of period                                                           $ 1.659516          $ 2.020119
   Net assets, end of period (thousands)                                               $      134          $      111
   Mortality and Expense fees as a % of average net assets                                   1.25%               1.25%(21)
   Net investment income as a % of average net assets                                       (1.23%)             (1.26%)(21)
   Total return                                                                            (17.85%)              2.20%

                      PHOENIX INCOME CHOICE(SM)
                  PHL VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

 (1)  From inception May 10, 2001 to December 31, 2001.
 (2)  From inception May 29, 2001 to December 31, 2001.
 (3)  From inception June 12, 2001 to December 31, 2001.
 (4)  From inception June 22, 2001 to December 31, 2001.
 (5)  From inception June 25, 2001 to December 31, 2001.
 (6)  From inception June 26, 2001 to December 31, 2001.
 (7)  From inception July 19, 2001 to December 31, 2001.
 (8)  From inception July 23, 2001 to December 31, 2001.
 (9)  From inception July 27, 2001 to December 31, 2001.
(10)  From inception August 3, 2001 to December 31, 2001.
(11)  From inception August 10, 2001 to December 31, 2001.
(12)  From inception August 13, 2001 to December 31, 2001.
(13)  From inception August 17, 2001 to December 31, 2001.
(14)  From inception August 24, 2001 to December 31, 2001.
(15)  From inception September 5, 2001 to December 31, 2001.
(16)  From inception September 24, 2001 to December 31, 2001.
(17)  From inception January 8, 2002 to December 31, 2002.
(18)  From inception February 22, 2002 to December 31, 2002.
(19)  From inception April 22, 2002 to December 31, 2002.
(20)  From inception May 30, 2002 to December 31, 2002.
(21)  Annualized.

                           PHOENIX INCOME CHOICE(SM)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                SUBACCOUNT
                                             ----------------------------------------------------------------------------
                                               PHOENIX-
                                               ABERDEEN           PHOENIX-AIM       PHOENIX-ALLIANCE/        PHOENIX-
                                             INTERNATIONAL       MID-CAP EQUITY     BERNSTEIN GROWTH      DEUTSCHE DOW 30
                                                SERIES               SERIES          + VALUE SERIES            SERIES
                                             --------------      --------------     -----------------     ---------------
Units outstanding, beginning of period              51,293                   -                     -               8,955
Participant deposits                                     -                                         -                   -
Participant transfers                                9,478               7,137                 2,185             140,059
Participant withdrawals                             (4,506)               (640)                 (149)            (12,423)
                                             ---------------------------------------------------------------------------
Units outstanding, end of period                    56,265               6,497                 2,036             136,591
                                             ===========================================================================

                                                                     PHOENIX-DUFF &       PHOENIX-           PHOENIX-
                                                   PHOENIX-            PHELPS REAL        ENGEMANN        ENGEMANN SMALL
                                               DEUTSCHE NASDAQ     ESTATE SECURITIES   CAPITAL GROWTH       & MID-CAP
                                             100 INDEX(R) SERIES         SERIES            SERIES          GROWTH SERIES
                                             -------------------   -----------------   --------------     ---------------
Units outstanding, beginning of period                    1,342              62,114           50,839               7,965
Participant deposits                                          -                   -                -                   -
Participant transfers                                    94,148              15,392           22,857               1,087
Participant withdrawals                                  (3,072)            (12,408)          (9,272)               (530)
                                             ---------------------------------------------------------------------------
Units outstanding, end of period                         92,418              65,098           64,424               8,522
                                             ===========================================================================

                                                                  PHOENIX-
                                                               GOODWIN MONEY
                                                               MARKET SERIES         PHOENIX-
                                                PHOENIX-      WITH GUARANTEED     GOODWIN MULTI-  PHOENIX-HOLLISTER
                                             GOODWIN MONEY        MINIMUM          SECTOR FIXED      VALUE EQUITY
                                             MARKET SERIES     PAYMENT RIDER      INCOME SERIES         SERIES
                                             -------------    ---------------     --------------  -----------------
Units outstanding, beginning of period            829,180            634,420             88,108            165,518
Participant deposits                            5,510,296          5,109,221                  -                  -
Participant transfers                          (4,733,187)        (4,248,907)            33,496             57,864
Participant withdrawals                          (308,211)          (129,324)           (13,001)           (28,864)
                                             ---------------------------------------------------------------------
Units outstanding, end of period                1,298,078          1,365,410            108,603            194,518
                                             =====================================================================

                                                                   PHOENIX-J.P.
                                                                 MORGAN RESEARCH
                                                                 ENHANCED INDEX
                                               PHOENIX-J.P.        SERIES WITH
                                             MORGAN RESEARCH       GUARANTEED       PHOENIX-JANUS
                                              ENHANCED INDEX        MINIMUM        FLEXIBLE INCOME   PHOENIX-JANUS
                                                 SERIES          PAYMENT RIDER         SERIES        GROWTH SERIES
                                             ---------------     ---------------   ---------------   -------------
Units outstanding, beginning of period               81,674           1,983,081            95,552          53,990
Participant deposits                                      -                   -                 -               -
Participant transfers                                34,926           5,326,755            47,987         125,454
Participant withdrawals                              (7,984)           (433,397)          (19,025)        (11,152)
                                             --------------------------------------------------------------------
Units outstanding, end of period                    108,616           6,876,439           124,514         168,292
                                             ====================================================================

                      PHOENIX INCOME CHOICE(SM)
                  PHL VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                               SUBACCOUNT
                                             -------------------------------------------------------------------------
                                                                                                           PHOENIX-
                                                PHOENIX-MFS          PHOENIX-MFS                       OAKHURST GROWTH
                                             INVESTORS GROWTH      INVESTORS TRUST      PHOENIX-MFS       AND INCOME
                                               STOCK SERIES            SERIES           VALUE SERIES        SERIES
                                             ----------------      ---------------      ------------   ---------------
Units outstanding, beginning of period                     -                    -                 -            33,813
Participant deposits                                       -                    -                 -                 -
Participant transfers                                  3,253                2,140             2,050            13,700
Participant withdrawals                                 (203)                 (99)              (62)           (5,029)
                                             ------------------------------------------------------------------------
Units outstanding, end of period                       3,050                2,041             1,988            42,484
                                             ========================================================================

                                                 PHOENIX-
                                                 OAKHURST        PHOENIX-SANFORD    PHOENIX-SANFORD     PHOENIX-SANFORD
                                                 STRATEGIC      BERNSTEIN GLOBAL     BERNSTEIN MID-     BERNSTEIN SMALL-
                                             ALLOCATION SERIES    VALUE SERIES      CAP VALUE SERIES    CAP VALUE SERIES
                                             -----------------  ----------------    ----------------    ----------------
Units outstanding, beginning of period                120,852                 -              96,608              19,125
Participant deposits                                        -                 -                   -                   -
Participant transfers                                  58,607             4,284              16,258               6,751
Participant withdrawals                               (17,262)             (187)            (16,433)             (3,261)
                                             --------------------------------------------------------------------------
Units outstanding, end of period                      162,197             4,097              96,433              22,615
                                             ==========================================================================

                                             PHOENIX-SENECA     PHOENIX-SENECA    AIM V.I. CAPITAL
                                             MID-CAP GROWTH    STRATEGIC THEME      APPRECIATION      AIM V.I. PREMIER
                                                 SERIES            SERIES               FUND            EQUITY FUND
                                             --------------    ---------------    ----------------    ----------------
Units outstanding, beginning of period              49,897             20,499                   -                   -
Participant deposits                                     -                  -                   -                   -
Participant transfers                               11,072                  -               5,384              19,488
Participant withdrawals                             (5,138)              (956)               (708)             (2,153)
                                             ------------------------------------------------------------------------
Units outstanding, end of period                    55,831             19,543               4,676              17,335
                                             ========================================================================

                                                                 FEDERATED FUND
                                              ALGER AMERICAN        FOR U.S.       FEDERATED HIGH
                                             LEVERAGED ALLCAP      GOVERNMENT        INCOME BOND     VIP CONTRAFUND(R)
                                                PORTFOLIO         SECURITIES II        FUND II           PORTFOLIO
                                             ----------------    --------------    --------------    -----------------
Units outstanding, beginning of period               106,464           208,725             4,640                2,224
Participant deposits                                       -                 -                 -                    -
Participant transfers                                      -           286,643             8,428               53,019
Participant withdrawals                              (11,606)          (48,034)              335               (3,992)
                                             ------------------------------------------------------------------------
Units outstanding, end of period                      94,858           447,334            13,403               51,251
                                             ========================================================================

                      PHOENIX INCOME CHOICE(SM)
                  PHL VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                        SUBACCOUNT
                                             -------------------------------------------------------------------
                                                                                                    TEMPLETON
                                              VIP GROWTH                                            DEVELOPING
                                             OPPORTUNITIES   VIP GROWTH     MUTUAL SHARES            MARKETS
                                               PORTFOLIO      PORTFOLIO    SECURITIES FUND       SECURITIES FUND
                                             -------------   ----------    ---------------       ---------------
Units outstanding, beginning of period              6,029       17,477              7,453                 3,781
Participant deposits                                    -            -                  -                     -
Participant transfers                              13,832        1,444             32,141                     -
Participant withdrawals                            (1,513)      (2,290)           (10,154)                 (221)
                                             ------------------------------------------------------------------
Units outstanding, end of period                   18,348       16,631             29,440                 3,560
                                             ==================================================================

                                                                                  SCUDDER VIT
                                                TEMPLETON         TEMPLETON      EAFE(R) EQUITY
                                                 FOREIGN           GROWTH            INDEX         TECHNOLOGY
                                             SECURITIES FUND   SECURITIES FUND        FUND         PORTFOLIO
                                             ---------------   ---------------   --------------    ----------
Units outstanding, beginning of period                5,826            19,339            5,016         1,378
Participant deposits                                      -                 -                -             -
Participant transfers                                36,705            31,732           35,193             -
Participant withdrawals                             (15,549)           (4,273)          (4,638)          (93)
                                             -------------------------------------------------     ---------
Units outstanding, end of period                     26,982            46,798           35,571         1,285
                                             =================================================     =========

                                                                  WANGER                           WANGER U.S.
                                             WANGER FOREIGN    INTERNATIONAL                         SMALLER
                                                 FORTY           SMALL CAP       WANGER TWENTY      COMPANIES
                                             --------------    -------------     -------------     -----------
Units outstanding, beginning of period               2,516           18,906            52,856          55,179
Participant deposits                                     -                -                 -               -
Participant transfers                                    -           10,280                 -          34,701
Participant withdrawals                               (348)          (3,260)           (9,764)         (9,366)
                                             ----------------------------------------------------------------
Units outstanding, end of period                     2,168           25,926            43,092          80,514
                                             ================================================================

                      PHOENIX INCOME CHOICE(SM)
                  PHL VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)

                                                                       SUBACCOUNT
                                           ------------------------------------------------------------------
                                                                                               PHOENIX-DUFF &
                                              PHOENIX-                         PHOENIX-         PHELPS REAL
                                             ABERDEEN          PHOENIX-        DEUTSCHE           ESTATE
                                           INTERNATIONAL    DEUTSCHE DOW      NASDAQ-100        SECURITIES
                                              SERIES(8)     30 SERIES(3)   INDEX(R) SERIES(7)    SERIES(14)
                                           -------------    ------------   ------------------  --------------
Units outstanding, beginning of period                -               -                    -               -
Participant deposits                                  -               -                    -               -
Participant transfers                            55,138           9,525                1,507          67,615
Participant withdrawals                          (3,845)           (570)                (165)         (5,501)
                                           -----------------------------------------------------------------
Units outstanding, end of period                 51,293           8,955                1,342          62,114
                                           =================================================================

                                                                                                     PHOENIX-
                                                                PHOENIX-                          GOODWIN MONEY
                                              PHOENIX-         ENGEMANN                           MARKET SERIES
                                              ENGEMANN      SMALL & MID-CAP       PHOENIX-       WITH GUARANTEED
                                           CAPITAL GROWTH       GROWTH         GOODWIN MONEY         MINIMUM
                                              SERIES(6)       SERIES(13)      MARKET SERIES(1)   PAYMENT RIDER(2)
                                           --------------   ---------------   ----------------   ----------------
Units outstanding, beginning of period                 -                 -                   -                  -
Participant deposits                                   -                 -           3,661,123          2,457,668
Participant transfers                             54,836             8,416          (2,793,858)        (1,730,496)
Participant withdrawals                           (3,997)             (451)            (38,085)           (92,752)
                                           ----------------------------------------------------------------------
Units outstanding, end of period                  50,839             7,965             829,180            634,420
                                           ======================================================================

                                                                                                     PHOENIX-J.P.
                                                                                                        MORGAN
                                                                                                       RESEARCH
                                                                                                       ENHANCED
                                                                                    PHOENIX-J.P.     INDEX SERIES
                                               PHOENIX-                                MORGAN            WITH
                                            GOODWIN MULTI-         PHOENIX-           RESEARCH        GUARANTEED
                                             SECTOR FIXED      HOLLISTER VALUE     ENHANCED INDEX       MINIMUM
                                           INCOME SERIES(4)    EQUITY SERIES(5)       SERIES(9)     PAYMENT RIDER(5)
                                           ----------------    ----------------    ---------------  ----------------
Units outstanding, beginning of period                   -                   -                  -               -
Participant deposits                                     -                   -                  -               -
Participant transfers                               99,719             176,592             92,364       2,037,966
Participant withdrawals                            (11,611)            (11,074)           (10,690)        (54,885)
                                           ----------------------------------------------------------------------
Units outstanding, end of period                    88,108             165,518             81,674       1,983,081
                                           ======================================================================

                                                                                                       PHOENIX-
                                           PHOENIX-JANUS       PHOENIX-JANUS       PHOENIX-JANUS       OAKHURST
                                            CORE EQUITY       FLEXIBLE INCOME         GROWTH           BALANCED
                                             SERIES(4)           SERIES(7)           SERIES(10)        SERIES(3)
                                           -------------      ---------------      -------------       ---------
Units outstanding, beginning of period                -                    -                  -               -
Participant deposits                                  -                    -                  -               -
Participant transfers                            59,073              111,063             59,327          38,090
Participant withdrawals                          (3,623)             (15,511)            (5,337)         (2,074)
                                           --------------------------------------------------------------------
Units outstanding, end of period                 55,450               95,552             53,990          36,016
                                           ====================================================================

                                                                PHOENIX-          PHOENIX-           PHOENIX-
                                               PHOENIX-         OAKHURST          SANFORD            SANFORD
                                               OAKHURST         STRATEGIC      BERNSTEIN MID-    BERNSTEIN SMALL-
                                              GROWTH AND       ALLOCATION        CAP VALUE          CAP VALUE
                                           INCOME SERIES(8)     SERIES(5)        SERIES(7)          SERIES(15)
                                           ----------------    ----------      --------------    ----------------
Units outstanding, beginning of period                   -             -                   -                   -
Participant deposits                                     -             -                   -                   -
Participant transfers                               36,605       129,744             103,959              20,541
Participant withdrawals                             (2,792)       (8,892)             (7,351)             (1,416)
                                           ---------------------------------------------------------------------
Units outstanding, end of period                    33,813       120,852              96,608              19,125
                                           =====================================================================

                                                                                ALGER AMERICAN
                                           PHOENIX-SENECA    PHOENIX-SENECA        LEVERAGED     DEUTSCHE VIT
                                           MID-CAP GROWTH    STRATEGIC THEME        ALLCAP       EAFE(R) EQUITY
                                              SERIES(5)         SERIES(4)        PORTFOLIO(5)    INDEX FUND(7)
                                           --------------    ---------------     ------------   ---------------
Units outstanding, beginning of period                 -                  -                -                 -
Participant deposits                                   -                  -                -                 -
Participant transfers                             53,568             23,736          121,834             5,208
Participant withdrawals                           (3,671)            (3,237)         (15,370)             (192)
                                           -------------------------------------------------------------------
Units outstanding, end of period                  49,897             20,499          106,464             5,016
                                           ===================================================================

                                              FEDERATED
                                             FUND FOR U.S.    FEDERATED HIGH                        VIP GROWTH
                                              GOVERNMENT        INCOME BOND    VIP CONTRAFUND(R)   OPPORTUNITIES
                                           SECURITIES II(4)     FUND II(7)       PORTFOLIO(15)      PORTFOLIO(8)
                                           ----------------   --------------   -----------------   -------------
Units outstanding, beginning of period                   -                -                   -               -
Participant deposits                                     -                -                   -               -
Participant transfers                              223,936            9,952               1,780           5,366
Participant withdrawals                            (15,211)          (5,312)                444             663
                                           --------------------------------------------------------------------
Units outstanding, end of period                   208,725            4,640               2,224           6,029
                                           ====================================================================

                                                                                  TEMPLETON
                                                                                  DEVELOPING       TEMPLETON
                                                              MUTUAL SHARES        MARKETS           GROWTH
                                            VIP GROWTH         SECURITIES         SECURITIES       SECURITIES
                                           PORTFOLIO(16)         FUND(7)           FUND(13)         FUND(12)
                                           -------------      -------------       ----------       ----------
Units outstanding, beginning of period                -                  -                -                -
Participant deposits                                  -                  -                -                -
Participant transfers                            20,674              6,916            6,140           23,047
Participant withdrawals                          (3,197)               537           (2,359)          (3,708)
                                           -----------------------------------------------------------------
Units outstanding, end of period                 17,477              7,453            3,781           19,339
                                           =================================================================

                                             TEMPLETON
                                           INTERNATIONAL                                    WANGER
                                            SECURITIES     TECHNOLOGY   WANGER FOREIGN   INTERNATIONAL    WANGER     WANGER U.S.
                                              FUND(13)    PORTFOLIO(7)     FORTY(7)      SMALL CAP(11)  TWENTY(14)  SMALL CAP(7)
                                           -------------  ------------  --------------   -------------  ----------  ------------
Units outstanding, beginning of period                -             -               -               -           -             -
Participant deposits                                  -             -               -               -           -             -
Participant transfers                             9,002         1,565           2,770          22,383      57,835        59,012
Participant withdrawals                          (3,176)         (187)           (254)         (3,477)     (4,979)       (3,833)
                                           ------------------------------------------------------------------------------------
Units outstanding, end of period                  5,826         1,378           2,516          18,906      52,856        55,179
                                           ====================================================================================

 (1)  From inception May 10, 2001 to December 31, 2001
 (2)  From inception May 29, 2001 to December 31, 2001
 (3)  From inception June 12, 2001 to December 31, 2001
 (4)  From inception June 22, 2001 to December 31, 2001
 (5)  From inception June 25, 2001 to December 31, 2001
 (6)  From inception June 26, 2001 to December 31, 2001
 (7)  From inception July 19, 2001 to December 31, 2001
 (8)  From inception July 23, 2001 to December 31, 2001
 (9)  From inception July 27, 2001 to December 31, 2001
(10)  From inception August 3, 2001 to December 31, 2001
(11)  From inception August 10, 2001 to December 31, 2001
(12)  From inception August 13, 2001 to December 31, 2001
(13)  From inception August 17, 2001 to December 31, 2001
(14)  From inception August 24, 2001 to December 31, 2001
(15)  From inception September 5, 2001 to December 31, 2001
(16)  From inception September 24, 2001 to December 31, 2001

                      PHOENIX INCOME CHOICE(SM)
                  PHL VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

    PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    PHL Variable assumes the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. We make a daily deduction for the risk and administrative fee for the variable accumulation account and the rider, based on an annual rate of up to 1.25% and 2.25% respectively, which is taken from the daily net assets of the subaccount.

    As compensation for administrative services provided to the Account, PHL Variable generally deducts up to a maximum of $24 per annuity payment. Such costs aggregated $0 and $0, during the years ended December 31, 2002 and 2001.

    PEPCO is the principal underwriter and distributor for the Account.

    On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $0 and $0 for the years ended December 31, 2002 and 2001.

NOTE 7--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

    On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

    On April 5, 2002, the Phoenix-Engemann Capital Growth Series ("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

    On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

    Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

    As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

                           PHOENIX INCOME CHOICE(SM)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 12--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--REORGANIZATION

    On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:

Discontinued Series                    Surviving Series                   Approval Date           Merger Date
-------------------                    ----------------                   -------------           -----------
Phoenix-Aberdeen New Asia              Phoenix-Aberdeen International     November 12, 2002       February 7, 2003
Phoenix-MFS Investors Growth Stock     Phoenix-Janus Growth (1)           December 10, 2002       February 14, 2003
Phoenix-Van Kampen Focus Equity        Phoenix-Janus Growth (1)           December 10, 2002       February 14, 2003

    On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1) MFS succeeded Janus as subadvisor.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO] PRICEWATERHOUSECOOPERS

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Income Choice(SM)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Income Choice(SM)) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 21, 2003

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2002 AND 2001

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                      ----------
Report of Independent Accountants...................................     F-3

Balance Sheet as of December 31, 2002 and 2001......................     F-4

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the years ended 2002, 2001 and 2000......     F-5

Statement of Cash Flows for the years ended 2002, 2001 and 2000.....     F-6

Notes to Financial Statements.......................................  F-7 - F-19

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                    PRICEWATERHOUSECOOPERS LLP
                                                    100 Pearl Street
                                                    Hartford CT 06103-4508
                                                    Telephone (860) 241 7000
                                                    Facsimile (860) 241 7590

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
February 5, 2003

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2002 AND 2001

                                                                                         2002                 2001
                                                                                   ------------------   ------------------

ASSETS:
Available-for-sale debt securities, at fair value................................    $   2,388,189        $     789,380
Equity securities, at fair value.................................................           33,121                  --
Policy loans, at unpaid principal balances.......................................            1,335                  896
Other investments................................................................           10,166                2,911
                                                                                   ------------------   ------------------
Total investments................................................................        2,432,811              793,187
Cash and cash equivalents........................................................          473,246              171,444
Accrued investment income........................................................           18,768                5,787
Deferred policy acquisition costs................................................          255,677              164,987
Other general account assets.....................................................           45,105               30,343
Separate account assets..........................................................        1,157,913            1,539,476
                                                                                   ------------------   ------------------
TOTAL ASSETS.....................................................................    $   4,383,520        $   2,705,224
                                                                                   ==================   ==================

LIABILITIES:
Policyholder deposit funds.......................................................    $   2,557,428        $     865,970
Policy liabilities and accruals..................................................          124,925               47,131
Deferred income taxes............................................................           38,993               27,426
Other general account liabilities................................................           33,352               26,226
Separate account liabilities.....................................................        1,157,913            1,534,345
                                                                                   ------------------   ------------------
TOTAL LIABILITIES................................................................        3,912,611            2,501,098
                                                                                   ------------------   ------------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued.......            2,500                2,500
Additional paid-in capital.......................................................          444,234              184,864
Retained earnings................................................................            1,547               14,803
Accumulated other comprehensive income...........................................           22,628                1,959
                                                                                   ------------------   ------------------
TOTAL STOCKHOLDER'S EQUITY.......................................................          470,909              204,126
                                                                                   ------------------   ------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY.......................................    $   4,383,520        $   2,705,224
                                                                                   ==================   ==================

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                 2002            2001               2000
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums.................................................................   $   4,372        $   5,129         $   6,168
 Insurance and investment product fees....................................      46,915           32,379            30,098
 Investment income, net of expenses.......................................      92,472           30,976             9,197
 Net realized investment gains (losses)...................................     (16,167)          (1,196)              116
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES...........................................................     127,592           67,288            45,579
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits..........................................................      98,915           39,717            17,056
 Policy acquisition cost amortization.....................................      23,182            8,477            15,765
 Other operating expenses.................................................      27,386           15,305            14,006
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES..............................................     149,483           63,499            46,827
                                                                           ---------------  ---------------   ---------------
 Income (loss) before income taxes........................................     (21,891)           3,789            (1,248)
 Applicable income taxes (benefit)........................................      (8,635)             539            (1,263)
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS) .......................................................   $ (13,256)       $   3,250         $      15
                                                                           ===============  ===============   ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)........................................................   $ (13,256)       $   3,250         $      15
                                                                           ---------------  ---------------   ---------------
 Net unrealized investment gains..........................................      18,522            2,022               984
 Net unrealized derivative instruments gains (losses).....................       2,147             (334)              --
                                                                           ---------------  ---------------   ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)........................................      20,669            1,688               984
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME.....................................................   $   7,413        $   4,938         $     999
                                                                           ===============  ===============   ===============

ADDITIONAL PAID-IN  CAPITAL:
Capital contributions from parent........................................    $ 259,370        $ 105,000        $  15,000

RETAINED EARNINGS
Net income (loss)........................................................      (13,256)           3,250               15

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income...............................................       20,669            1,688              984
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY...........................................      266,783          109,938           15,999
Stockholder's equity, beginning of year..................................      204,126           94,188           78,189
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR........................................    $ 470,909        $ 204,126        $  94,188
                                                                           ===============  ===============  ===============


The accompanying notes are an integral part of these financial statements

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000



                                                                                 2002            2001               2000
                                                                           --------------   ---------------   ---------------

 OPERATING ACTIVITIES:
 Net income (loss).......................................................  $   (13,256)     $     3,250      $        15
 Net realized investment (gains) losses..................................       16,167            1,196             (116)
 Amortization and depreciation...........................................         --                102              102
 Deferred income taxes (benefit).........................................          438           22,733            3,045
 Increase in receivables.................................................      (12,981)          (4,406)            (595)
 Deferred policy acquisition costs (increase) decrease...................     (128,164)         (81,588)         (23,845)
 (Increase) decrease in policy liabilities and accruals..................       66,632           23,069            9,822
 Other assets and other liabilities net change...........................      (28,007)         (23,609)           9,625
                                                                           ---------------  ---------------   ---------------
 CASH FROM OPERATING ACTIVITIES..........................................      (99,171)         (59,253)          (1,947)
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases.....................................................   (1,753,350)        (766,494)        (119,088)
Investment sales, repayments and maturities..............................      414,195          140,835           29,511
                                                                           ---------------  ---------------   ---------------
CASH (FOR) FROM INVESTING ACTIVITIES.....................................   (1,339,155)        (625,659)         (89,577)
                                                                           ---------------  ---------------   ---------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net ................................    1,480,758          670,577          131,163
 Capital contributions from parent.......................................      259,370          105,000           15,000
                                                                           ---------------  ---------------   ---------------
 CASH FROM FINANCING ACTIVITIES..........................................    1,740,128          775,577          146,163
                                                                           ---------------  ---------------   ---------------
 CHANGE IN CASH AND CASH EQUIVALENTS.....................................      301,802           90,665           54,639
 Cash and cash equivalents, beginning of year............................      171,444           80,779           26,140
                                                                           ---------------  ---------------   ---------------
 CASH AND CASH EQUIVALENTS, END OF YEAR..................................  $   473,246      $   171,444       $   80,779
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

1.  ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill, investments in debt and equity securities, pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

2.  OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, which allows us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

    o We reinsure 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life products.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for the years 2002, 2001 and 2000 follows (in thousands):


                                                                                2002             2001             2000
                                                                           ---------------  ---------------   ---------------

Direct premiums..........................................................   $     21,283    $      20,930     $     21,219
Premiums assumed from reinsureds.........................................            --               --               --
Premiums ceded to reinsurers.............................................        (16,911)         (15,801)         (15,051)
                                                                           ---------------  ---------------   ---------------
PREMIUMS ................................................................   $      4,372    $       5,129     $      6,168
                                                                           ===============  ===============   ===============

Direct policy benefits incurred..........................................   $     39,692    $      19,345     $     17,253
Policy benefits assumed from reinsureds..................................          3,857              --               --
Policy benefits ceded to reinsurers......................................        (11,492)          (6,987)          (7,515)
                                                                           ---------------  ---------------   ---------------
POLICY BENEFITS..........................................................   $     32,057    $      12,358     $      9,738
                                                                           ===============  ===============  ===============

Direct life insurance in-force...........................................   $ 11,999,540    $  10,205,877     $  9,684,755
Life insurance in-force assumed from reinsureds..........................        215,329              --               --
Life insurance in-force ceded to reinsurers..............................     (9,842,076)      (9,015,734)      (8,672,918)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE..................................................   $  2,372,793    $   1,190,143     $  1,011,837
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force...................       9.01%                 --               --
                                                                           ===============  ===============  ===============

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance. The business acquired generated a loss of $17.2 million ($11.2 million after income taxes) for the year 2002.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. We amortize DAC and PVFP based on the related policy's classification. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for the years 2002, 2001 and 2000 follows (in thousands):


                                                                                 2002             2001             2000
                                                                           ---------------  ---------------   ---------------

Direct acquisition costs deferred, excluding acquisitions...............       $  102,769      $   90,065       $   39,610
Acquisition costs recognized in Valley Forge Life acquisition...........           48,577             --               --
Recurring costs amortized to expense....................................          (23,182)         (8,477)         (15,765)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................          (37,474)         (1,443)          (1,139)
                                                                           ---------------  ---------------   ---------------
Change in deferred policy acquisition costs.............................           90,690          80,145           22,706
Deferred policy acquisition costs, beginning of year....................          164,987          84,842           62,136
                                                                           ---------------  ---------------   ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................       $  255,677      $  164,987       $   84,842
                                                                           ===============  ===============   ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 5.3% to 6.5% at year-end 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 3.0% to 6.5%, less administrative charges. At year-end 2002 and 2001, there was $1,303.0 million and $359.7 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 9), we determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2002, 2001 and 2000 (in millions):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Deposits.................................................................       $  1,854.7      $  1,222.0      $    454.7
Performance..............................................................           (119.0)         (199.3)         (151.0)
Fees.....................................................................            (23.4)          (23.8)          (24.9)
Benefits and surrenders..................................................           (405.3)         (127.0)          (84.6)
                                                                              --------------  --------------  --------------
Change in funds under management.........................................          1,307.0           871.9           194.2
Funds under management, beginning of year................................          2,385.9         1,514.0         1,319.8
                                                                              --------------  --------------  --------------
FUNDS UNDER MANAGEMENT, END OF YEAR......................................       $  3,692.9      $  2,385.9      $  1,514.0
                                                                              ==============  ==============  ==============


3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). Prior to 2001, we classified private placement debt securities as held-to-maturity and reported them at amortized cost, less any impairment. In connection with The Phoenix Company's conversion to a public company, in 2001 we reclassified these securities, when their carrying value was $32.0 million, to available-for-sale and recorded a $1.3 million unrealized gain ($0.4 million unrealized gain after offsets for applicable deferred policy acquisition costs and deferred income taxes) in other comprehensive income.

Fair value and cost of our debt securities at year-end 2002 and 2001 follow (in thousands):

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      7,343      $      6,377     $      6,837     $      6,379
State and political subdivision........................         39,213            37,625           37,054           37,039
Foreign government.....................................         11,586            11,186            6,870            6,847
Corporate..............................................        791,091           768,126          178,479          177,622
Mortgage-backed........................................        643,147           619,316          207,902          207,252
Other asset-backed.....................................        895,809           879,927          352,238          351,123
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  2,388,189      $  2,322,557     $    789,380     $    786,262
                                                         ===============   ===============  ===============  ===============


For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities at year-end 2002 or 2001.

Fair value and cost of our equity securities at year-end 2002 and 2001 follow (in thousands):

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Mutual fund seed investments...........................    $    14,324       $    13,780      $    --          $    --
Other equity securities................................         18,797            18,088           --               --
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................    $    33,121       $    31,868      $    --          $    --
                                                         ===============   ===============  ===============  ===============


Gross and net unrealized gains and losses from debt and equity securities at year-end 2002 and 2001 follow (in thousands):


                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                 GAINS            LOSSES          GAINS           LOSSES
                                                             --------------   --------------  --------------  --------------

U.S. government and agency..................................   $      966       $     --        $      458      $     --
State and political subdivision.............................        1,588             --               513           (498)
Foreign government..........................................          459             (59)              27             (4)
Corporate...................................................       29,834          (6,869)           2,642         (1,785)
Mortgage-backed.............................................       23,976            (145)           1,871         (1,221)
Other asset-backed..........................................       17,052          (1,170)           2,445         (1,330)
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES............................   $   73,875       $  (8,243)      $    7,956      $  (4,838)
                                                             ==============   ==============  ==============  ==============
EQUITY SECURITIES GAINS AND LOSSES..........................   $    1,782       $    (529)      $      --       $     --
                                                             ==============   ==============  ==============  ==============
NET GAINS...................................................   $   66,885                       $    3,118
                                                             ==============                   ==============


POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 9), for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control, seed money in separate accounts, and derivative instruments. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

NET INVESTMENT INCOME

Sources of net investment income for the years 2002, 2001 and 2000 follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities............................................................    $   88,764      $   28,436      $    7,254
Equity securities..........................................................           269            --              --
Other invested assets......................................................           237            --              --
Policy loans...............................................................            38              15              12
Cash and cash equivalents..................................................         4,891           2,845           2,049
                                                                              --------------  --------------  --------------
Total investment income....................................................        94,199          31,296           9,315
Less: investment expenses..................................................         1,727             320             118
                                                                              --------------  --------------  --------------
NET INVESTMENT INCOME......................................................    $   92,472      $   30,976      $    9,197
                                                                              ==============  ==============  ==============


NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions, when declines in fair value of debt and equity securities whose value, in our judgment, is considered to be other-than-temporarily impaired are written down to fair value as a charge to realized losses included in net income. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made. The new cost basis is not changed for subsequent recoveries in value. Applicable income taxes are reported separately as components of net income.

Sources and types of net realized investment gains (losses) for the years 2002, 2001 and 2000 follow (in thousands):


                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

IMPAIRMENT LOSSES ON DEBT SECURITIES.....................................      $  (13,207)     $      --        $     --
                                                                              --------------  --------------  --------------
Debt securities gains....................................................           2,754             425              73
Debt securities losses...................................................          (6,640)           (213)             (6)
Equity securities losses.................................................              (1)            --              --
Other invested assets....................................................             927          (1,408)             49
                                                                              --------------  --------------  --------------
NET TRANSACTION GAINS (LOSSES)...........................................          (2,960)         (1,196)            116
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................      $  (16,167)     $   (1,196)     $      116
                                                                              ==============  ==============  ==============


UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for the years 2002, 2001 and 2000 follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  ---------------

Debt securities..........................................................      $     62,514    $      2,297    $      2,652
Equity securities........................................................             1,253             --              --
Other investments .......................................................             2,203           2,258             --
                                                                              --------------  --------------  ---------------
NET UNREALIZED INVESTMENT GAINS..........................................      $     65,970    $      4,555    $      2,652
                                                                              ==============  ==============  ===============

Net unrealized investment gains..........................................      $     65,970    $      4,555    $      2,652
                                                                              --------------  --------------  ---------------
Applicable deferred policy acquisition costs.............................            37,474           1,443           1,139
Applicable deferred income taxes (benefit)...............................             9,974           1,090             529
                                                                              --------------  --------------  ---------------
Offsets to net unrealized investment gains...............................            47,448           2,533           1,668
                                                                              --------------  --------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME.................................      $     18,522    $      2,022    $        984
                                                                              ==============  ==============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001             2000
                                                                              --------------  --------------  ---------------

Debt security purchases..................................................      $ (1,720,008)   $   (765,529)   $   (118,383)
Equity security purchases................................................            (9,374)            --              --
Other invested asset purchases...........................................            (9,929)           (779)           (517)
Policy loan advances, net................................................              (439)           (186)           (188)
                                                                              --------------  --------------  ---------------
INVESTMENT PURCHASES.....................................................      $ (1,739,750)   $   (766,494)   $   (119,088)
                                                                              ==============  ==============  ===============

Debt securities sales....................................................      $     94,486    $     34,165    $      1,513
Debt securities maturities and repayments................................           296,625         106,670          27,998
Equity security sales....................................................            23,084             --              --
                                                                              --------------  --------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..............................      $    414,195    $    140,835    $     29,511
                                                                              ==============  ==============  ===============


The maturities of debt securities and mortgage loans, by contractual sinking fund payment and maturity, at year-end 2002 are summarized in the following table (in thousands). Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, we may have the right to put or sell the obligations back to the issuers and mortgage loans may be refinanced.

  Due in one year or less...................................................................................   $    452,931
  Due after one year through five years.....................................................................      1,206,211
  Due after five years through ten years....................................................................        407,434
  Due after ten years.......................................................................................        255,981
                                                                                                              ---------------
  TOTAL.....................................................................................................   $  2,322,557
                                                                                                              ===============


4.  SEPARATE ACCOUNTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

5.  INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2002, 2001 and 2000 follows (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

NET INCOME (LOSS)...........................................................       (8,635)            539          (1,263)
Other comprehensive income..................................................       11,129             909             529
                                                                              --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS).................................................    $   2,494       $   1,448       $    (734)
                                                                              ==============  ==============  ==============

Current.....................................................................    $  (9,073)      $ (22,194)      $  (4,308)
Deferred....................................................................          438          22,733           3,045
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.............................       (8,635)            539          (1,263)
Deferred income taxes applicable to other comprehensive income..............       11,129             909             529
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME...................    $   2,494       $   1,448       $    (734)
                                                                              ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)...............................................    $   3,149       $  (5,357)      $  (2,660)
                                                                              ==============  ==============  ==============


For the years 2002, 2001 and 2000, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Income taxes (benefit) at statutory rate.....................................   $  (7,662)      $   1,326       $    (437)
Tax advantaged investment income.............................................        (972)           (812)           (853)
Other, net...................................................................          (1)             25              27
                                                                              --------------  --------------  --------------
APPLICABLE INCOME TAXES (BENEFIT)............................................   $  (8,635)      $     539       $  (1,263)
                                                                              ==============  ==============  ==============
Effective income tax (benefit) rates.........................................       39.4%           14.2%          101.2%
                                                                              ==============  ==============  ==============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2002 and 2001 follow (in thousands):


                                                                                                  2002            2001
                                                                                              --------------  --------------


Deferred income tax assets:
Future policyholder benefits.................................................................  $   24,858       $   19,350
Unearned premiums / deferred revenues........................................................       2,454              806
Investments..................................................................................         --               243
Net operating loss carryover benefits........................................................      32,568              --
Other........................................................................................         810              378
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS.............................................................      60,690           20,777
                                                                                              --------------  --------------
Deferred tax liabilities:

Deferred policy acquisition costs............................................................      84,040           47,149
Investments..................................................................................      15,643            1,054
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES........................................................      99,683           48,203
                                                                                              --------------  --------------
DEFERRED INCOME TAX LIABILITY................................................................  $   38,993       $   27,426
                                                                                              ==============  ==============

Commencing with the tax year ended December 31, 2001, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. We had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c). Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At year-end 2002, we had net operating losses of $93 million for federal income tax purposes of which $24.6 million expires in 2015, $15.6 million expires in 2016 and $52.8 million expires in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at year-end 2002 and 2001 will be realized.

6.  RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $64.0 million, $47.0 million and $34.3 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to Phoenix Life were $7.5 million and $4.9 million as of December 31, 2002 and 2001, respectively.

Phoenix Investment Partners Ltd. an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment services to us for a fee. Investment advisory fees incurred by us were $2.0 million, $2.3 million and $2.1 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to the affiliated investment advisors were $40 thousand and $39 thousand, as of December 31, 2002 and 2001, respectively.

Phoenix Equity Planning Corporation, a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $30.3 million, $32.4 million and $20.0 million for the years ended December 31, 2002,

2001 and 2000, respectively. Amounts payable to Phoenix Equity Planning were $0.3 million and $1.2 million, as of December 31, 2002 and 2001, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on our behalf were $28.1 million, $9.2 million and $8.5 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to Phoenix Life were $2.3 million and $1.3 million as of December 31, 2002 and 2001, respectively.

WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix Life, sells and services many of our non-participating life insurance products through its insurance agents. Concessions paid to WS Griffith Associates were $1.0 million, $0.7 million and $2.6 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to WS Griffith Associates were $124 thousand and $162 thousand, as of December 31, 2002 and 2001, respectively.

7.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Company's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and the related expense attributable to us has been allocated. The amount of the allocated expense is not significant to the financial statements.

8.  OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Components of accumulated other comprehensive income at year-end 2002 and 2001 follows:

                                                                                   2002                      2001
                                                                        -------------------------- -------------------------
                                                                            GROSS          NET        GROSS          NET
                                                                        ----------------------------------------------------

Unrealized gains on investments......................................     $  71,345    $  20,814    $   5,375    $   2,292
Unrealized gains on derivative instruments...........................         2,790        1,814         (514)        (334)
                                                                        ------------- ------------ ------------ ------------
Accumulated other comprehensive income...............................        74,135    $  22,628        4,861    $   1,958
                                                                        ------------- ------------ ------------ ------------
Applicable deferred policy acquisition costs.........................        39,323                     1,849
Applicable deferred income taxes.....................................        12,184                     1,054
                                                                        -------------              ------------
Offsets to other comprehensive income................................        51,507                     2,903
                                                                        -------------              ------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $  22,628                 $   1,958
                                                                        =============              ============


9.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments at year-end 2002 and 2001 follow (in thousands):


                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE              VALUE           VALUE             VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents...............................   $   473,246       $   473,246      $   171,444      $   171,444
Debt securities.........................................     2,388,189         2,388,189          789,380          789,380
Equity securities.......................................        33,121            33,121             --               --
Policy loans............................................         1,335             1,335              896              896
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS........................................   $ 2,895,891       $ 2,895,891      $   961,720      $   961,720
                                                         ===============   ===============  ===============  ===============
Investment contracts....................................   $ 2,557,428       $ 2,627,078      $   865,970      $   866,465
Derivative financial instruments........................          --                --                514              514
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES...................................   $ 2,557,428       $ 2,627,078      $   866,484      $   866,979
                                                         ===============   ===============  ===============  ===============


DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax gain of $2.1 million for the year ended December 31, 2002 and an after tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. At year-end 2002, we expect to reclassify into earnings over the next twelve months $0.3 million of the deferred after tax gains on these derivative instruments. For the year 2001, we reclassified an after-tax gain of $0.3 to net realized investment gains related to these same derivatives.

We held the following positions in derivative instruments at year-end 2002 and 2001 at fair value (in thousands):

                                                                                   2002                      2001
                                                                        -------------------------  -------------------------

                                               NOTIONAL
                                                AMOUNT       MATURITY      ASSET      LIABILITY       ASSET     LIABILITY
                                             ------------  ------------ ----------- -------------- ----------- ------------

Interest rate swaps.........................      50,000      2012       $    --      $    --      $    --      $      514
                                             ------------               ----------- -------------- ----------- ------------
TOTAL DERIVATIVE INSTRUMENT POSITIONS.......  $   50,000                 $    --      $    --      $    --      $      514
                                             ============               =========== ============== =========== ============

We are exposed to credit risk in the event of nonperformance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. We did not have any credit exposure related to these instruments at year-end 2002 and 2001, respectively.

10. STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2002, 2001 and 2000. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits taxes based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements for the years ended December 31, 2002, 2001 and 2000 (in thousands):

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $   (146,135)    $    (45,648)    $    (40,129)
DAC, net............................................................             110,587           81,588           23,845
Future policy benefits..............................................               1,488          (20,013)          19,615
Deferred income taxes...............................................                (438)         (22,136)          (3,641)
Net investment income...............................................              15,531            7,085             --
Realized gains......................................................               6,177            2,149             --
Other, net..........................................................                (466)             225              325
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $    (13,256)    $      3,250     $         15
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve ("AVR") as reported to regulatory authorities to GAAP equity as reported in these financial statements for the years ended December 31, 2002, 2001 and 2000 (in thousands):

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $    215,806     $    102,016     $     41,847
DAC, net............................................................             295,000          166,836           85,247
Future policy benefits..............................................             (42,616)         (42,885)         (29,336)
Investment valuation allowances.....................................              20,715            1,597              459
Deferred income taxes...............................................             (38,993)         (28,756)          (4,379)
Deposit funds.......................................................              23,167            5,073            --
Other, net..........................................................              (2,170)             245              350
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $    470,909     $    204,126     $     94,188
                                                                           ===============  ===============  ===============


The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by us during 2003 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased our statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

                                     PART C

                                     PART C

                                OTHER INFORMATION

Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

Pursuant to Section 26 (f) (2) (A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements

               The financial statements are included in Part B and condensed financial information is included in Part A.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Registration Statement (No. 33-87376) on Form N-4 dated December 14, 1994.

               (2)  Not Applicable.
               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Registrant and Phoenix Equity Planning Corporation dated November 1, 2000, filed via Edgar with Post-Effective Amendment No. 3 on April 29, 2002.

                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its Form N-4 Registration Statement (File No. 33-87376) dated July 20, 1995.

               (4) Form of Variable Annuity Contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1, filed via Edgar on February 14, 2001.

               (5) Form of Application is incorporated by reference to Registrant's Pre-Effective Amendment No. 1, filed via Edgar on February 14, 2001.

               (6)  (a)  Charter of PHL Variable Insurance Company is
                         incorporated by reference to Registrant's Registration Statement (File No. 33-87376) on Form N-4 dated December 14, 1994.

                    (b) By-laws of PHL Variable Insurance Company is incorporated by reference to Registrant's Registration Statement (File No. 33-87376) on Form N-4 dated December 14, 1994.

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9)  Written Opinion and Consent of Matthew A. Swendiman, Esq.*

               (10) (a)  Written Consent of Brian A. Giantonio, Esq.*

                    (b)  Written Consent of PricewaterhouseCoopers LLP*

                    (c)  Written Consent of Joseph P. DeCresce, Esq. *

               (11) Not Applicable.

               (12) Not Applicable.

               (13) (a) Explanation of Yield and Effective Yield Calculation is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to its Form N-4 Registration Statement (File No. 33-87376) filed via Edgar on April 19, 1996.

                    (b) Explanation of Total Return Calculation is incorporated by reference to Registrant's N-4 Registration Statement (File No. 333-95611) filed via Edgar on January 29, 2000.

-------------------------
 *Filed herewith.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

NAME                                    POSITION
----                                    --------
Michael J. Gilotti***                   Director and Executive Vice President
Robert E. Primmer***                    Director and Senior Vice President
Coleman D. Ross*                        Director, Executive Vice President and Chief Financial Officer
Richard J. Wirth*                       Director and President
Michael E. Haylon**                     Executive Vice President and Chief Investment Officer
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
John H. Beers*                          Vice President and Secretary
Moira C. Lowe*                          Vice President and Compliance Officer
Katherine P. Cody*                      Second Vice President and Treasurer

*    The business address of this individual is One American Row, Hartford, CT
**   The business address of this individual is 56 Prospect Street, Hartford, CT
***  The business address of this individual is 38 Prospect Street, Hartford, CT

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
           REGISTRANT



                                                 ---------------------------------
                                                          Phoenix Life
        |----------------------------------------      Insurance Company          --------------
        |                                                   NY Corp.                           |
        |                         |--------------          (Succ. By                           |
        |                         |                  demutualization, 2001)                    |
        |                         |              ---------------------------------             |
        |                         |                            |                               |
---------------------   -----------------------  ---------------------------------     ---------------------
     Separate                 Variable
  Accounts B, C,            Accumulation                Variable Universal
      and D                   Account                     Life Account              |-    PM Holdings, Inc.
  NY Sep. Accts.          NY Sep. Account               NY Sep. Account             |         CT Corp.
     (7/1/92)                (6/21/82)                     (6/17/85)                |        (1/18/81)
---------------------   -----------------------  ---------------------------------  |  ---------------------
        |                         |                            |                    |         |
----------------------------------------------------------------------------------  | ---------------------
                                                                                    |
                          The Phoenix Edge Series Fund                              |    Phoenix Variable
                                Mass. Bus. Trust                                    |     Advisors, Inc.
                                    (2/18/86)                                       |     Delaware Corp.
                                                                                    |       (6/27/95)
----------------------------------------------------------------------------------  | ---------------------
      \          \          \                                                       |
       \          \          \      ----------------------------------------------  |
        \          \          \                                                     |
         \          \          \           PHL Variable Insurance Company         --|
          \          \          \              CT Stock Co. (4/24/81)               |
           \          \          \                                                  |
            \          \          \ ----------------------------------------------  |
             \          \          \                           |                    |
                    ---------------------------  ---------------------------------  |
                                                                                    |
                         PHLVIC Variable                   PHL Variable             |
                      Universal Life Account           Accumulation Account         |
                          CT Sep. Acct.        \          CT Sep. Acct.             |
                            (9/10/98)                       (12/7/94)               |
                                                                                    |
                    ---------------------------  ---------------------------------  |
                      \                                                             |
                       \    ------------------------------------------------------  |
                        \                                                           |
                         \              Phoenix Life and Annuity Co.              --|
                          \                   CT Stock Co. (3/96)
                           \
                            ------------------------------------------------------
                              \                           |
                               \   -----------------------------------------------
                                \
                                 \            Phoenix Life and Annuity
                                  \           Variable Universal Life
                                   \                  Account
                                                CT Sep. Acct. (5/97)

                                   -----------------------------------------------

ITEM 27.  NUMBER OF CONTRACT OWNERS

    As of April 1, 2003, there has been 1 contract sold.

ITEM 28.  INDEMNIFICATION

    Section 33-779 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive."

    Article III, Section 14 of the By-laws of the Company provides that: "Each Director, officer or employee of the Company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

        1. Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b)  Directors and Executive Officers of PEPCO

          NAME                                    POSITION
          ----                                    --------
          Stephen D. Gresham*                     Chairman of the Board and Chief Sales and Marketing Officer
          Michael E. Haylon*                      Director
          William R. Moyer*                       Director, Executive Vice President, Chief Financial Officer and Treasurer
          John F. Sharry*                         President
          John H. Beers**                         Vice President and Secretary

           *      The business address of this individual is 56 Prospect Street, Hartford, CT
           **     The business address of this individual is One American Row, Hartford, CT

           (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 30th day of April, 2003.

                                            PHL VARIABLE INSURANCE COMPANY

                                            By:  /s/ Richard J. Wirth
                                                 --------------------
                                                 Richard J. Wirth
                                                 President

                                            PHL VARIABLE ACCUMULATION ACCOUNT

                                            By:  /s/ Richard J. Wirth
                                                 --------------------
                                                 Richard J. Wirth
                                                 President

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 30th day of April, 2003.

       SIGNATURE                            TITLE
       ---------                            -----

---------------------------                 Director & Executive Vice President
*Michael J. Gilotti


---------------------------                 Director & Sr. Vice President
*Robert E. Primmer


---------------------------                 Director, Executive Vice President,
*Coleman D. Ross                            Chief Financial Officer


/s/ Richard J. Wirth                        Director, President
---------------------------
Richard J. Wirth


By:/s/ Richard J. Wirth
   --------------------
*Richard J. Wirth, as Attorney-in-Fact pursuant to Powers of Attorney, filed previously via Edgar on August 9, 2002.


                                      S-1